[AMERICAN SKANDIA ADVISOR FUNDS LOGO]

                                        American Skandia Advisor Funds, Inc.

                                        ANNUAL REPORT TO SHAREHOLDERS

                                        October 31, 1999

ASAF
AMERICAN SKANDIA ADVISOR FUNDS
[STAR GRAPHICS]
                                        Investment Tools
                                        for Tomorrow
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[AMERICAN SKANDIA ADVISOR FUNDS LOGO]
[STAR GRAPHICS]
Table of Contents

AMERICAN SKANDIA ADVISOR FUNDS, INC.
  Performance Information ........................................................................   1
  Schedules of Investments .......................................................................  17
  Financial Statements ...........................................................................  56

AMERICAN SKANDIA MASTER TRUST
  Schedules of Investments .......................................................................  95
  Financial Statements ........................................................................... 114

- ASAF Founders International Small Capitalization Fund

- ASAF Janus Small-Cap Growth Fund

- ASAF T. Rowe Price Small Company Value Fund

- ASAF American Century Strategic Balanced Fund

- ASAF Federated High Yield Bond Fund

- ASAF Oppenheimer Large-Cap Growth Fund

- ASAF Lord Abbett Growth and Income Fund

- ASAF Janus Overseas Growth Fund

- ASAF Marsico Capital Growth Fund

- ASAF Neuberger Berman Mid-Cap Growth Fund

- ASAF Neuberger Berman Mid-Cap Value Fund

- ASAF T. Rowe Price International Equity Fund

- ASAF Janus Capital Growth Fund

- ASAF INVESCO Equity Income Fund

- ASAF Total Return Bond Fund

- ASAF JPM Money Market Fund

                                                                October 31, 1999

Dear Fellow Shareholder:

The dawn of a new millennium is upon us and, as 1999 draws to a close, we at American Skandia look to the future with excitement. The U.S. economy continues to move ahead. Inflation at the consumer level has been well behaved, and despite the fact that interest rates have been raised three times this year, the Dow Jones Industrial Average reaches for new heights. As of this writing, the Dow has risen over 1,500 points for the year.

The American Skandia Advisor Funds have also enjoyed substantial growth, both in assets and in fund offerings. Assets of the funds, which began the fiscal year with less than $600 million, surpassed $3 billion on September 28, 1999.

In addition, on November 1, 1999, the American Skandia Advisor Fund family grew to include three new funds managed by three of the most respected money managers in the industry: A I M Capital Management, Inc. (AIM International Equity), Bankers Trust Company (Bankers Trust Managed Index 500), and Massachusetts Financial Services Company (MFS Growth with Income). With the addition of these new funds, American Skandia Advisor Funds now offers 19 funds, managed by 16 of the best money managers in the industry, across 12 different Morningstar categories -- all in one fund family.

Looking into the new millennium, you can expect further expansion of the American Skandia Advisor Funds with new fund additions as well as the introduction of a new asset allocation program.

As always, we appreciate your confidence and welcome any comments or questions you may have.

Sincerely,

/s/ WADE A. DOKKEN
------------------
WADE A. DOKKEN
Chairman
American Skandia Investment Services, Incorporated

This letter is authorized for use only with shareholders of the American Skandia Advisor Funds. The American Skandia Advisor Funds are distributed by American Skandia Marketing, Incorporated, located at One Corporate Drive, Shelton, CT 06484.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

PERFORMANCE INFORMATION AND COMMENTARY
--------------------------------------------------------------------------------

     The following pages present information on the investment performance of each Fund, other than the JPM Money Market Fund, including comparisons with relevant market indexes. Commentary by each Fund's sub-advisor regarding its performance and relevant market conditions is also provided.

DEFINITIONS OF TERMS

     TOTAL RETURN is net of all fund expenses and shows how the value of a fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

     NAV -- Net asset value is the value of a fund's assets, minus any liabilities, divided by the number of outstanding shares. NAV total returns do not reflect initial or contingent deferred sales charges.

     POP -- Public offering price is the net asset value of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP total returns shown for Class A shares reflect the 4.25% maximum sales charge on the Federated High Yield Bond and Total Return Bond Funds, and the 5.00% maximum sales charge on all other Funds.

     CDSC -- Contingent deferred sales charge is a charge applied at the time of redemption, which declines the longer the shares have been held. CDSC total returns assume redemption at the end of the period. CDSC total returns for Class X shares reflect the crediting of bonus shares at the time of purchase.

EXPLANATIONS OF MARKET INDEXES

     S&P 500 INDEX -- The Standard & Poor's 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and over-the-counter market.

     S&P 400 INDEX -- The Standard & Poor's Mid-Cap 400 Index is an unmanaged capitalization-weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $1.2 billion as of December 1995).

     RUSSELL 2000 INDEX -- The Russell 2000 Index is an unmanaged capitalization-weighted index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange, and over-the-counter market.

     ML HIGH YIELD INDEX -- The Merrill Lynch High Yield Index is an unmanaged index of publicly traded non-convertible U.S. bonds rated below investment grade.

     LB AGGREGATE INDEX -- The Lehman Brothers Aggregate Bond Index is an unmanaged capitalization-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

     MSCI EAFE INDEX -- The Morgan Stanley Capital International Europe, Australasia, Far East Index is an unmanaged capitalization-weighted index generally accepted as a benchmark for major overseas markets.

     BLENDED INDEX -- The Blended Index is calculated by weighting the S&P 500 Index at 60% and the Lehman Brothers Government/Corporate Bond Index at 40%. The Lehman Brothers Government/ Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities.

     All index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 1999, the ASAF Founders International Small Capitalization Fund's Class A shares had an NAV total return of 32.04%, compared to a return on the unmanaged MSCI EAFE Index of 23.03%.

Tracy Stouffer became portfolio manager for the Fund on July 23, 1999. Throughout the third quarter, the Fund was restructured and repositioned to reflect new growth opportunities in the stock markets around the world. The single biggest shift during this process was in the Fund's exposure in Japan, which is now the largest single country weighting. Founders expects continued recovery in Japanese domestic demand and a strong yen, and believes that small companies there are particularly well-poised to benefit from this environment. They have also added select promising companies from other Asian nations, including South Korea, Singapore, Hong Kong, China, and Indonesia. Founders anticipates that the assets of the Fund will usually be diversified among between 175 and 225 securities, across 25 to 40 countries.

Looking forward, Founders sees outsourcing as a strong worldwide trend, as companies focus more sharply on their core competencies and begin to outsource operational and developmental activities. One area Founders has focused on is the changing nature of employment in Japan, where they have invested in companies they believe may benefit from rising unemployment in Japan.

                                                                FUND'S CLASS A SHARES AT POP             MSCI EAFE INDEX
                                                                ----------------------------             ---------------
7/28/97                                                                     9500                              10000
10/31/97                                                                    9377                               9020
4/30/98                                                                    10962                              10413
10/31/98                                                                    9781                               9890
4/30/99                                                                    11534                              11402
10/31/99                                                                   12910                              12169

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  32.04%       25.44%       31.38%       25.38%       31.41%       30.41%       31.54%       28.83%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              14.55%       11.96%       13.99%       12.48%       13.96%       13.96%       13.96%       13.72%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS SMALL-CAP GROWTH FUND
(Formerly the ASAF Founders Small Capitalization Fund)
--------------------------------------------------------------------------------

The ASAF Janus Small-Cap Growth Fund's Class A shares had an NAV total return of 87.80% for the fiscal year ended October 31, 1999, as compared to a return of 14.87% for the unmanaged Russell 2000 Index.

On January 1, 1999 Janus Capital Corporation replaced Founders Asset Management as the Fund's sub-advisor and the name of the Fund changed to the ASAF Janus Small-Cap Growth Fund. While small and medium sized stocks gained ground over the past 12 months, they failed to keep pace with the impressive returns in large-cap stocks. This challenging environment for small-cap investors favored Janus' company-focused stock-picking approach.

Software developer Phone.com was one of the Fund's best performers during the period. Phone.com's software connects wireless phone subscribers to the Internet, offering them mobile access to applications as diverse as e-mail or driving directions. Holdings of radio stocks also contributed positively to performance. Janus concentrated on radio companies that have the opportunity to consolidate niche markets. For example, Citadel Communications has purchased stations in small- to mid-size markets, where it faces less aggressive competition for acquisitions.

Attributes Janus looks for when researching companies include defining products and services capable of propelling those businesses to the top spots within their respective markets. Over the last year Janus has compiled a team comprised of four analysts working full-time on small-cap research, allowing them to sift through more ideas to find undiscovered potential small-cap gems.

                                                                FUND'S CLASS A SHARES AT POP      RUSSELL 2000 SMALL STOCK INDEX
                                                                ----------------------------      ------------------------------
7/28/97                                                                     9500                              10000
10/31/97                                                                    9443                              10496
4/30/98                                                                    10517                              11740
10/31/98                                                                    8645                               9252
4/30/99                                                                    12217                              10654
10/31/99                                                                   16230                              10628

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  87.80%       78.39%       86.73%       80.73%       86.64%       85.64%       86.53%       85.20%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              26.76%       23.89%       26.07%       24.73%       26.16%       26.16%       26.13%       26.21%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 1999, the ASAF T. Rowe Price Small Company Value Fund's Class A shares had an NAV total return of 0.86%, compared with a return of 14.87% for the unmanaged Russell 2000 Index. The Fund's return reflected the difficult environment for small-cap value stocks. For the year the Russell 2000 Value Index returned 0.72%, compared to a return of 29.29% for the Russell 2000 Growth Index.

Industry sectors that contributed positively to Fund returns for the period included financial, basic materials, and technology. Weaker sectors included consumer nondurables, consumer services, consumer cyclicals, and business services and transportation. T. Rowe Price's strategy remained unchanged: relying on firsthand research to uncover companies with competent management, proven business strategies, and solid fundamentals, among other things. They look for stocks that are out-of-favor, but try to identify catalysts that should increase their value. Reflecting the extraordinary values represented by many of these well-managed companies with good business niches, the pace of takeovers and acquisitions during the year was notable. Portfolio holdings across many industries, including Furon, Holophane, and Juno Lighting were acquired, contributing many of the Fund's best gains.

Small-cap value stocks have been generally out of favor for nearly two years, with the result that relative valuations are at or near record lows. While T. Rowe Price cannot tell when a change in the cycle may occur, they believe that at some point investors will take advantage of the extremely attractive valuations of good companies, as corporate buyers are doing now.

                                                                FUND'S CLASS A SHARES AT POP      RUSSELL 2000 SMALL STOCK INDEX
                                                                ----------------------------      ------------------------------
7/28/97                                                                     9500                              10000
10/31/97                                                                    9937                              10496
4/30/98                                                                    10778                              11740
10/31/98                                                                    8434                               9252
4/30/99                                                                     8659                              10654
10/31/99                                                                    8503                              10628

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  0.86%        -4.23%       0.45%        -5.55%       0.45%        -0.55%       0.45%        -3.03%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              -4.77%       -6.92%       -5.27%       -6.96%       -5.27%       -5.27%       -5.27%       -5.90%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 1999, the ASAF American Century Strategic Balanced Fund's Class A shares had an NAV total return of 19.10%, compared to a return of 14.64% for the unmanaged blended benchmark index (60% S&P 500 Index, 40% Lehman Brothers Government/Corporate Bond Index).

The Fund's equity portfolio outperformed the S&P 500 during the year. On May 1, 1999 American Century repositioned the equity portion of the Fund. The Fund's equity holdings shifted from a predominantly growth style to a core quantitative style. Going forward the Fund will continue to be managed by American Century in a core quantitative style. Growth stocks continued to outperform value stocks for the year. Strong stock selection and an overweighting compared to the S&P 500 among shares in the technology sector boosted performance. Two other sectors also added to the Fund's strong performance relative to the benchmark, consumer non-durables and materials & services.

The Fund's fixed-income portfolio managed a modestly positive return for the year, thanks to interest income. The Federal Reserve raised short-term interest rates in late June and late August, which resulted in increases in longer-term bond yields as well. As a result, bond prices fell slightly, but the interest payments enabled all but the longest-term bonds to have overall returns on the plus side. As uncertainty about U.S. economic conditions grew, the gap widened between Treasury bond yields and the yields of other bonds, such as corporate bonds and mortgage-backed securities. American Century took advantage of this situation, expanding the Fund's holdings of corporate, mortgage-backed, and asset-backed securities.


                                  [LINE GRAPH]

             Fund's Class A Shares at POP        Blended Index

7/28/97                 9500                          10000
10/31/97                9491                           9860
4/30/98                10394                          11308
10/31/98               10433                          11621
4/30/99                12159                          13123
10/31/99               12420                          13322


             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  19.10%       13.17%       18.46%       12.46%       18.26%       17.26%       18.48%       15.44%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              12.61%       10.06%       11.98%       10.43%       11.94%       11.94%       11.94%       11.64%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF FEDERATED HIGH
YIELD BOND FUND
--------------------------------------------------------------------------------

The ASAF Federated High Yield Bond Fund's Class A shares had an NAV total return of 5.70% for the fiscal year ended October 31, 1999, compared to a return of 4.48% for the unmanaged Merrill Lynch High Yield Index.

The Fund's positive performance relative to the index was the result of several factors. The Fund's overweight in the telecommunication, broadcasting and cable TV sectors positively impacted performance. These sectors turned in strong returns based on good operating performance and substantial merger and acquisition activity. The Fund also experienced a lower default rate than the market as a whole. The Fund's overweight in zero coupon step-up securities also positively impacted returns. On the negative side, the Fund was underweight the energy sector, which outperformed as energy prices rose.

For the balance of 1999 and into 2000, Federated believes high yield bonds offer attractive potential, given strong domestic economic growth and very attractive yield spreads. These two factors together typically indicate strong relative return potential. However, the technical environment may prove challenging short-term as Y2K concerns negatively impact the supply demand balance in the market. Also, default rates will most likely remain above average into early 2000. However, Federated believes most securities that will default are currently trading at depressed levels, reflecting this possibility. From a portfolio perspective, they continue to be overweight the telecommunications sector, given its powerful secular growth characteristics.

                                  [LINE GRAPH]

               Fund's Class A Shares at POP        ML High Yield Index
7/28/97                  9575                              10000
10/31/97                 9554                              10215
4/30/98                 10207                              10751
10/31/98                 9714                              10318
4/30/99                 10806                              11079
10/31/99                10271                              10780


             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  5.70%        1.17%        5.05%        -0.79%       5.05%        4.08%        5.06%        1.85%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              3.14%        1.19%        2.64%        1.06%        2.62%        2.62%        2.66%        2.23%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF OPPENHEIMER LARGE-CAP
GROWTH FUND (Formerly the ASAF Robertson Stephens Value + Growth Fund)
--------------------------------------------------------------------------------

The ASAF Oppenheimer Large-Cap Growth Fund's Class A shares had an NAV total return of 30.65% for the fiscal year ended October 31, 1999, compared to a return of 25.66% on the unmanaged S&P 500 Index.

On December 31, 1998, OppenheimerFunds, Inc. replaced Robertson, Stephens & Company Investment Management as the Fund's sub-advisor and the name of the Fund changed to the ASAF Oppenheimer Large-Cap Growth Fund. Early in 1999, Oppenheimer began to reposition the Fund for stronger growth. They became willing to pay more for a company's stock if they were confident that the company's prospects for rapid growth justified that price. They also turned the focus away from relatively low-growth sectors, such as basic industries, industrials, commodity products and transportation, and instead looked toward traditional growth sectors.

The Fund's largest holdings focused on leading technology companies, consumer cyclical companies positioned to benefit from continued high rates of consumer spending, and biotechnology concerns with new, profitable and novel therapies. Technology has been Oppenheimer's single largest area of investment. Their goal has been to position the Fund in the areas of technology that they anticipate will perform the best over the long term.

Oppenheimer believes that, with inflation and interest rates likely to remain in check, the outlook for growth investing remains favorable. Their investment approach is designed to identify fast-growing companies through disciplined, company-by-company analysis. . . . . companies which they believe the Fund can grow with over the long term.

                                  [LINE GRAPH]

              Fund's Class A Shares at POP        S&P 500 Index
12/31/97                9500                          10000
4/30/98                10859                          11508
10/31/98                9918                          11463
4/30/99                11828                          14021
10/31/99               12953                          14405


             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  30.65%       24.11%       29.91%       23.91%       29.90%       28.90%       29.78%       27.02%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97             18.46%       15.16%       18.03%       15.63%       17.84%       17.84%       17.84%       17.06%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF LORD ABBETT GROWTH
AND INCOME FUND
--------------------------------------------------------------------------------

The ASAF Lord Abbett Growth and Income Fund's Class A shares had an NAV total return of 17.72% for the fiscal year ended October 31, 1999. During the same time frame, the unmanaged S&P 500 Index returned 25.66% and growth stocks continued to outperform value stocks. The S&P 500 Barra Growth Index returned 31.56% compared to a return of 19.01% for the S&P 500 Barra Value Index.

Anticipating some improvement in the global economy, Lord Abbett made an early entry into the energy sector that paid off well in both the first half of the year and in the third quarter. In their view, a rise in oil prices initiated by OPEC, coupled with solid fundamentals, helped boost this sector. Technology holdings also contributed to performance this year, with holdings such as IBM, Sun Microsystems, First Data Corp. and Texas Instruments, adding to the Fund's returns. Lord Abbett recently started to reduce the Fund's exposure to this sector as prices began to reach the upper end of their valuation discipline.

Looking forward, Lord Abbett recognizes that the Federal Reserve may try to slow the U.S. economy in an effort to keep inflation from escalating. In addition, Lord Abbett anticipates a slowdown in consumer spending due to high consumer debt levels, a slowing in mortgage refinancings (which reduce consumers' monthly mortgage payments) and recent volatility in the equity markets, which itself may serve to curtail spending previously attributable to the "wealth effect" from appreciated portfolios. At the same time, they expect to see global economic growth expand further. Taking this into account, Lord Abbett has begun to scale back the Fund's exposure to U.S. consumer cyclicals like auto, housing and retail, while slowly steering towards global cyclicals and commodities.


                                  [LINE GRAPH]

             Fund's Class A Shares at POP        S&P 500 Index
12/31/97               9500                           10000
04/30/98              10574                           11508
10/31/98              10021                           11463
04/30/99              11895                           14021
10/31/99              11793                           14405


             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  17.72%       11.87%       17.05%       11.05%       17.18%       16.18%       16.97%       13.90%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97             12.54%       9.41%        12.10%       9.59%        12.05%       12.05%       12.00%       11.04%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS OVERSEAS
GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 1999, the ASAF Janus Overseas Growth Fund's Class A shares had an NAV total return of 33.18%, compared to a return of 23.03% for the unmanaged MSCI EAFE Index.

Strong gains in a wide range of the Fund's positions helped it substantially outperform the Index. Rapid subscriber growth and increased usage among existing customers boosted the Fund's global cellular communications positions, including NTT Mobile Communications and China Telecom. The Fund also benefited from strong performance from its Japanese shares, such as Sony, Takeda Chemical, Fujitsu and Softbank. These companies received support from the country's improving economic fundamentals as well as internal efforts to cut costs and improve efficiency.

While overall Fund performance was strong, there were setbacks. The Fund's position in Brazilian telecom provider Telebras traded lower amid the downward volatility in Latin American stocks. However, Janus remains optimistic about this company, which they believe has tremendous potential to tap into Brazil's vast and underserved telecommunications market.

Looking forward, Janus believes the uncertainty surrounding U.S. interest rates will continue, but they are actively looking for ways to exploit the volatility associated with it. Janus expects European markets to gain momentum and emerging markets to remain on edge. Consequently, they will continue to focus on companies they believe are capable of thriving in virtually any set of circumstances.


                                  [LINE GRAPH]

             Fund's Class A Shares at POP        MSCI EAFE Index
12/31/97                9500                          10000
04/30/98               10498                          11562
10/31/98               10023                          10982
04/30/99               11419                          12660
10/31/99               13343                          13511


             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  33.18%       26.46%       32.54%       26.54%       32.60%       31.60%       32.57%       29.89%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97             20.38%       17.04%       19.82%       17.46%       19.92%       19.92%       19.78%       19.06%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF MARSICO CAPITAL
GROWTH FUND
--------------------------------------------------------------------------------

The ASAF Marsico Capital Growth Fund's Class A shares had an NAV total return of 44.18% for the fiscal year ended October 31, 1999, compared with a return of 25.66% for the unmanaged S&P 500 Index.

The year was characterized by a continuing high degree of stock market volatility, which was attributable in large part to concern over interest rates and inflation. Large-cap stocks outperformed small-caps and growth stocks, led by technology issues, once again outperformed value stocks.

Holdings in a group of technology companies, including EMC Corporation and Sun Microsystems, as well as select retail and consumer related positions, contributed positively to the Fund's performance. Relative underweightings in healthcare related and transportation companies also contributed positively to performance. However, the Fund's allocations to financial services, cable/media and entertainment companies detracted from results.

On balance, Marsico Capital Management remains positive about the outlook for equity investing. They continue to believe there are important strengths to build on in the U.S. economy that could augur well for financial markets over the long run. While U.S. economic growth has been strong, they do not think inflation is currently a threat. Marsico believes that a continued low inflation environment should create the potential, over time, for lower interest rates. That, in turn, should create a favorable backdrop for equities. They do expect that volatility, in both stocks and bond markets, will continue and believe that the importance of good stock selection -- as opposed to being right on the general sector or industry -- will increase even further as we move into the new millennium.

                                  [LINE GRAPH]

             Fund's Class A Shares at POP        S&P 500 Index
8/19/98                9500                          10000
10/31/98               9614                          11505
4/30/99               12940                          14072
10/31/99              13857                          14458

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  44.18%       37.01%       43.52%       37.52%       43.32%       42.32%       43.47%       41.05%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 8/19/98              37.01%       31.24%       36.37%       32.44%       36.21%       36.21%       36.21%       35.13%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 1999, the ASAF Neuberger Berman Mid-Cap Growth Fund's Class A shares had an NAV total return of 38.83%, compared with a return for the S&P 400 Index of 21.06%.

Mid-cap growth stock performance outpaced that of most major investment categories during the last 12 months, including all of the large- and small-cap S&P indices, by a considerable margin. The S&P Mid-Cap 400/Barra Growth Index showed a total return of 40.39% for the period. Neuberger Berman believes this marks a potentially important leadership rotation away from the highly valued large-cap growth stocks toward attractively valued mid-cap growth stocks. In many cases, mid-caps possess better growth characteristics and are more reasonably valued than their large-cap counterparts. The recognition of positive earnings results outside of the "nifty fifty" large-cap growth stocks provided the catalyst for this rotation and overall broadening of the market.

Sectors that contributed positively to the Fund's performance included the consumer cyclicals, consumer staples and financials. The technology sector posted good results for the index, and the Fund's overweight position there added to returns. However, specific holdings in the health care sector hurt returns.

Neuberger Berman is encouraged by the market's recent rotation toward mid-cap stocks. In fact, their internal growth projections for the Fund's holdings in the near future remain high, and many portfolio companies continue to announce positive earnings surprises. They believe the relatively inexpensive valuations and high earnings growth potential offered by this asset class will continue to attract investors.


                                  [LINE GRAPH]

             Fund's Class A Shares at POP        S&P 400 Index
8/19/98                9500                         10000
10/31/98              11210                         11909
4/30/99               13836                         14154
10/31/99              15557                         14418


             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  38.83%       31.90%       38.21%       32.21%       38.09%       37.09%       38.09%       35.55%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 8/19/98              50.88%       44.53%       50.11%       46.26%       50.11%       50.11%       50.11%       49.39%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 1999, the ASAF Neuberger Berman Mid-Cap Value Fund's Class A shares had an NAV total return of 12.06%, compared to a return of 21.06% for the unmanaged S&P 400 Index.

The Fund outperformed the S&P Mid-Cap 400/Barra Value Index, which returned 4.00% for the period. Value stocks in sectors such as basic materials and energy that suffered in the wake of last year's flight to quality, rebounded in the second half. Internet stocks and other growth stocks experienced bouts of volatility as investors periodically abandoned them for more reasonably priced stocks.

Technology stocks contributed the most to Fund returns during the period. Holdings in this sector consist primarily of premier technology firms purchased at discounted valuations. The Fund also benefited from good relative performance in the consumer cyclicals and basic materials sectors. However, an overweight position in the healthcare sector hurt Fund returns.

Although a relatively large gap still exists between the performance of the growth and value styles of investing, Neuberger Berman is encouraged by the broadening of the mid-cap value sectors during the reporting period. In their opinion, the current performance gap is unsustainable over the long term. By positioning the Fund in financially sound companies with good earnings and attractive valuations, they remain optimistic about the Fund's future prospects.


                                  [LINE GRAPH]

            Fund's Class A Shares at POP       S&P 400 Index
8/19/98                9500                          10000
10/31/98               9719                          11909
4/30/99               11548                          14154
10/31/99              10887                          14418


             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  12.06%       6.44%        11.57%       5.57%        11.57%       10.57%       11.38%       8.16%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 8/19/98              12.06%       7.34%        11.56%       7.47%        11.56%       11.56%       11.40%       9.64%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF T. ROWE PRICE
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

The ASAF T. Rowe Price International Equity Fund's Class A shares had an NAV total return of 17.82% for the fiscal year ended October 31, 1999, compared to a return of 23.03% for the unmanaged MSCI EAFE Index.

Almost exactly one year ago, international markets hit bottom, with problems in Russia, Asia, and Latin America threatening to overwhelm the global financial system. But interest rate cuts by central banks around the world, particularly by the U.S. Federal Reserve, restored confidence and liquidity to the markets, spurring dramatic rallies in some of the hardest hit countries. During the ensuing six months or so, the biggest beneficiaries were cyclical and value-oriented stocks, along with highly leveraged financial and property companies in Asia. The former groups do not fit Rowe Price-Fleming's investment program, and the latter two groups were avoided due to their staggering debt burdens. As a global economic recovery took shape midway through this year, higher quality growth stocks such as those Rowe Price-Fleming favors posted better relative performance. However, the Fund's relative underweighting in Japan hurt relative performance.

At the end of October, the Fund's allocation to Europe represented 64% of assets, while 22% was invested in Japan. Rowe Price-Fleming expects further economic recovery to boost European markets, and they believe the euro will gain strength against the dollar entering 2000. In Japan, Rowe Price-Fleming believes the yen is now strong enough to impede export growth, and the government's ability to provide further fiscal support may be restrained by growing budget deficits.

                                  [LINE GRAPH]


              Fund's Class A Shares at POP       MSCI EAFE Index
7/28/97                 9500                         10000
10/31/97                8710                          9020
4/30/98                 9832                         10413
10/31/98                9159                          9890
4/30/99                10251                         11402
10/31/99               10794                         12169


             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  17.82%       11.98%       17.30%       11.30%       17.33%       16.33%       17.26%       14.19%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              5.80%        3.44%        5.34%        3.67%        5.26%        5.26%        5.43%        4.94%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF JANUS CAPITAL
GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 1999, the ASAF Janus Capital Growth Fund's Class A shares had an NAV total return of 52.46%, compared to a return of 25.66% for the unmanaged S&P 500 Index.

Despite periods of increased volatility, domestic equity markets moved ahead during the year. Technology stocks continued to garner the bulk of investors' attention, which helped the technology-heavy NASDAQ Composite Index gain 68.54%. The Fund's holdings in a host of different areas, including technology, telecommunications, and selected retailing companies provided strong contributions to performance.

Among individual holdings, VERITAS Software surged ahead. The company has established itself as a leading provider of storage solutions that help companies manage and safeguard their network data. Through its recent acquisition of Seagate's Software Network Management Group, VERITAS has become one of the few companies able to provide end-to-end storage management solutions that span corporate networks. Nokia, the Finnish cellular handset manufacturer, also posted strong results. The company is the world leader in digital handset devices, and continues to take market share from its competitors through cutting-edge products.

Looking ahead, Janus remains optimistic about the Fund's prospects, given the dynamic nature of the companies the Fund holds and the strong prospects they believe each possesses. While the backdrop for equities is uncertain, they remain confident that there will always be exceptional companies that can overcome the challenges of the marketplace.


                                  [LINE GRAPH]

            Fund's Class A Shares at POP         S&P 500 Index
7/28/97                 9500                         10000
10/31/97                9687                          9625
4/30/98                11701                         11788
10/31/98               12280                         11741
4/30/99                17683                         14361
10/31/99               18720                         14754


             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  52.46%       44.83%       51.52%       45.52%       51.52%       50.52%       51.55%       49.34%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              35.01%       31.97%       34.42%       33.19%       34.33%       34.33%       34.48%       34.75%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO
EQUITY INCOME FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 1999, the ASAF INVESCO Equity Income Fund's Class A shares had an NAV total return of 17.6%, compared to a return of 25.66% for the unmanaged S&P 500 Index.

The Fund's equity holdings (approximately 75% of net assets at year-end) performed strongly during the year, as the equity markets once again significantly outperformed the fixed income markets. Though underperforming the S&P 500, the Fund's fixed income investments continued to raise overall portfolio yield and enhance the defensive characteristics of the Fund. During the fiscal year, INVESCO increased the Fund's weighting in basic material, consumer cyclical, and more recently in financial service and healthcare stocks. The Fund benefited from strong relative performance by its basic material, capital goods, consumer cyclical, financial service, and technology stocks. The Fund's fixed income component, while a drag on the Fund's overall performance relative to the S&P 500 Index, outperformed the Lehman Brothers Government/Corporate Bond Index.

INVESCO Funds Group expects U.S. economic and corporate profit growth will slow in 2000, though they have been pleasantly surprised with the resiliency of both the U.S. economy and corporate profits in 1999. Given the uncertainty surrounding future interest rates they are somewhat cautious about the outlook for the market, though they believe the recent upward surge in financial service and healthcare stocks is bullish for the market as a whole. On a positive note, despite rising commodity prices, broad inflationary measures such as the Consumer Price Index, Producer Price Index, and Employment Cost Index remain relatively benign.

                                  [LINE GRAPH]

              Fund's Class A Shares at POP        S&P 500 Index
7/28/97                9500                           10000
10/31/97               9947                            9625
4/30/98               11407                           11788
10/31/98              11304                           11741
4/30/99               13095                           14361
10/31/99              13288                           14754


             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  17.60%       11.71%       17.08%       11.08%       17.08%       16.08%       17.09%       14.02%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              16.03%       13.40%       15.54%       14.06%       15.54%       15.54%       15.51%       15.31%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF TOTAL
RETURN BOND FUND
--------------------------------------------------------------------------------

The ASAF Total Return Bond Fund's Class A shares had an NAV total return of -0.55% for the fiscal year ended October 31, 1999, compared to a return of 0.53% for the unmanaged LB Aggregate Index.

Interest rates rose and bond prices fell during the twelve months. The interest rate sensitivity of the Fund was held near index levels as a defensive strategy; however, short-intermediate maturity emphasis in the portfolio was a negative factor as rates moved up more in this area of the yield curve.

The Fund's mortgage sector holdings and emerging markets bonds performed best, while Treasury and corporate issues detracted from performance.

PIMCO expects interest rates to stay within a relatively narrow band during the year 2000 and will emphasize strategies to enhance yield.

                                  [LINE GRAPH]

             Fund's Class A Shares at POP        LB Aggregate Index
7/28/97                9575                           10000
10/31/97               9803                           10208
4/30/98               10105                           10573
10/31/98              10665                           11159
4/30/99               10674                           11235
10/31/99              10603                           11218


             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1999

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  -0.55%       -4.79%       -1.02%       -6.64%       -0.92%       -1.86%       -1.00%       -4.15%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              4.63%        2.62%        4.01%        2.31%        4.03%        4.03%        4.03%        3.50%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                                OCTOBER 31, 1999

             ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND
                        ASAF JANUS SMALL-CAP GROWTH FUND
                  ASAF T. ROWE PRICE SMALL COMPANY VALUE FUND
                 ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
                      ASAF FEDERATED HIGH YIELD BOND FUND
                     ASAF OPPENHEIMER LARGE-CAP GROWTH FUND
                    ASAF LORD ABBETT GROWTH AND INCOME FUND
                        ASAF JANUS OVERSEAS GROWTH FUND
                        ASAF MARSICO CAPITAL GROWTH FUND
                   ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                    ASAF NEUBERGER BERMAN MID-CAP VALUE FUND

ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
FOREIGN STOCK -- 88.0%
  AUSTRALIA -- 5.7%
    Challenger
      International           58,825    $   153,693
    Chip Application*         49,900         47,380
    Davnet Ltd.*             255,850        117,388
    LibertyOne Ltd.*          62,625         77,420
    Multiemedia.Com Ltd.*    265,875         67,771
    Novogen Ltd.*             37,475         80,000
    PowerLan Ltd.144A         21,375         49,989
    Sausage Software Ltd.*    20,925         36,669
    Solution 6 Holdings
      Ltd.*                   10,900         47,788
    Solutions Ltd.*           74,075        109,041
    Sonic Healthcare Ltd.     11,575         44,994
    Westel Group Ltd.*       447,850         97,032
    Wine Planet Holdings
      Ltd.*                  279,725         41,889
                                        -----------
                                            971,054
                                        -----------
  BELGIUM -- 0.3%
    Creyf's SA*                1,975         49,508
                                        -----------
  CANADA -- 1.5%
    Agnico Eagle Mines Ltd.    6,075         48,942
    Eldorado Gold Corp.*      30,725         20,889
    Genesis Microchip,
      Inc.*                    2,650         43,394
    Goldcorp, Inc.*            7,475         48,278
    Meridian Gold, Inc.*       6,450         46,701
    Xenos Group, Inc.*144A     7,450         53,941
                                        -----------
                                            262,145
                                        -----------
  DENMARK -- 1.7%
    Damgaard AS*               2,275        120,635
    Vestas Wind Systems AS
      144A*                    1,275        166,767
                                        -----------
                                            287,402
                                        -----------
  EGYPT -- 0.4%
    Commercial
      International Bank
      [GDR]*144A               6,250         74,636
                                        -----------
  FINLAND -- 1.9%
    JOT Automation Group
      Oyj                     48,750        251,069
    Perlos Oyj*                3,550         58,207
    PMJ automec Oyj            1,350          8,386
                                        -----------
                                            317,662
                                        -----------
  FRANCE -- 5.8%
    ALTEN                        875         95,554
    Cegid*                       375         70,355
    Colas SA*                    675        139,551
    Consodata SA*              7,075        133,851
    FI System                    875         87,368
    Genesys*                   1,175         22,983
    Infogrames
      Entertainment SA*          850         78,708
    IPSOS*                     1,725         87,661
    Mecatherm SA               1,625         61,486
    Neopost SA*                3,375        116,706
    NRJ SA*                      275         85,555
                                        -----------
                                            979,778
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  GERMANY -- 8.2%
    Brokat Infosystems AG*       950    $   113,329
    Ce Consumer Electronic
      AG                       1,850        166,250
    Fantastic Corp.*           1,225         84,977
    GFK AG*144A               11,225        316,186
    Intershop
      Communications AG*       2,175        268,609
    Kabel New Media*           5,325         74,438
    Kamps AG*                  1,975        108,981
    Telegate AG*               3,500        119,557
    Zapf Creation AG*          3,975        136,827
                                        -----------
                                          1,389,154
                                        -----------
  GREECE -- 0.5%
    Ideal Group SA*            1,950         80,156
    Intralot SA*                 350          8,922
                                        -----------
                                             89,078
                                        -----------
  HONG KONG -- 2.7%
    APT Satellite Holdings     5,500          2,832
    ASM Pacific Technology
      Ltd.                    28,000         32,975
    Automated Systems
      Holdings Ltd.          348,000        179,162
    Celestial Asia
      Securities Holdings
      Ltd.*                  860,000         85,230
    China Everbright Ltd.
      Warrants               410,000         65,963
    China Pharmaceutical,
      Inc.                    80,000         14,621
    Computer & Technologies
      Holdings Ltd.*         206,000         53,028
    JCG Holdings Ltd.         56,000         30,453
                                        -----------
                                            464,264
                                        -----------
  INDONESIA -- 0.1%
    PT Kalbe Farma*          116,000         14,447
                                        -----------
  IRELAND -- 1.6%
    Grafton Group PLC          1,975         43,592
    Iaws Group PLC             9,575         47,300
    ITG Group PLC*             8,650         58,641
    Jurys Doyle Hotel Group
      PLC                      4,775         41,154
    Kingspan Group PLC*       16,000         40,024
    Waterford Wedgwood PLC    42,900         45,541
                                        -----------
                                            276,252
                                        -----------
  ISRAEL -- 0.8%
    BATM Advanced
      Communications Ltd.      2,750        143,159
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
ITALY -- 3.2%
    Buffetti SPA              10,025    $    83,135
    ERG SPA                   29,100         92,674
    Gruppo Coin SPA*          18,200        179,814
    Tiscali SPA*144A           1,400         96,249
    Trenno (Societa) SPA*     12,675         93,654
                                        -----------
                                            545,526
                                        -----------
  JAPAN -- 24.2%
    Able, Inc.*                2,000        183,978
    Acces Co. Ltd.*                1        147,566
    Alpha Systems, Inc.        2,000        277,883
    Arcland Sakamoto Co.
      Ltd.*                    5,000         83,844
    Arrk Corp.*                3,000        106,363
    Avex, Inc.*                  800        168,647
    Cecile Co. Ltd.            1,200         58,873
    Chiyoda Integre Co.
      Ltd.*                    7,000        114,699
    Cresco Ltd.*               1,500        127,923
    Daisyo Corp.*              4,000         54,235
    Fuso Lexel, Inc.*          7,000        146,895
    H.I.S. Co. Ltd.            4,160        165,427
    Happinet Corp.*              900         51,744
    Ichiyoshi Securities
      Co. Ltd.*                6,000         37,486
    Japan Lifeline Co.
      Ltd.*                    1,000         22,039
    Kappa Create Co. Ltd.*     4,000        126,485
    Koei Co. Ltd.*             2,400         92,679
    Komatsu Electronic
      Metals Co. Ltd.*         3,800         39,325
    Kuroda Electric Co.
      Ltd.*                      200         11,460
    Matsuya Foods Co. Ltd*     2,000        137,601
    Medical Support Co.
      Ltd.*                    1,000         46,857
    Megane Top Co. Ltd.*       4,000        176,313
    Meiki Co. Ltd.*            6,000        139,996
    Mimasu Semiconductor
      Industry Co. Ltd.*       3,700         77,113
    Musashi Seimitsu
      Industry Co.*            3,000         43,120
    New Japan Radio Co.
      Ltd.*                    1,000          8,528
    NIDEC Copal Electronics
      Corp.*                   8,000        125,719
    Nishimatsuya Chain Co.
      Ltd.*                    3,000        143,733
    Nitori Co.*                1,000         41,204
    Okamura Corp.             26,000         97,164
    Paltek Corp.*              2,000         99,655
    PCA Corp.*                 1,418         65,900
    Q'Sai Co. Ltd.*            1,000         68,896
    Star Micronics Co.
      Ltd.*                    5,000         69,950
    Stella Chemifa Corp.*      2,000        121,694
    Tanseisha Co. Ltd.*        7,500         50,307
    Toyo Corp.*                3,000         81,928
    Uchida Yoko Co. Ltd.*     27,000        250,958
    Yokowo Co. Ltd.*          13,000        222,355
                                        -----------
                                          4,086,542
                                        -----------
  NETHERLANDS -- 0.2%
    Detron Group NV*           2,200         27,748
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  NORWAY -- 0.4%
    Norman ASA*               15,950    $    75,230
                                        -----------
  PORTUGAL -- 0.6%
    ParaRede SGPS SA*          9,275         97,485
                                        -----------
  SINGAPORE -- 0.7%
    Elec & Eltek
      International Co.
      Ltd.                    23,000         78,200
    Informatics Holdings
      Ltd.*                   48,000         23,368
    NatSteel Broadway Ltd.    13,000         23,140
                                        -----------
                                            124,708
                                        -----------
  SOUTH AFRICA -- 0.8%
    Edgars Consolidated
      Stores Ltd.              4,700         45,891
    JD Group Ltd.              6,300         40,394
    Specialised Outsourcing
      Ltd.                    11,400         56,396
                                        -----------
                                            142,681
                                        -----------
  SPAIN -- 0.2%
    Transportes Azkar SA       3,250         28,420
                                        -----------
  SWEDEN -- 5.4%
    A-Com AB*144A              9,800        113,010
    Allgon AB Cl-B            13,350        179,876
    Connecta AB*144A           2,150         31,317
    Enlight Interactive AB
      Cl-B*                      725          8,360
    HiQ International AB*      3,675        104,832
    Information Highway AB     3,700        121,713
    JM Byggnads och
      Fastighets AB            2,050         38,570
    Technology Nexus AB*       2,975         25,098
    Telelogic AB*              7,550        123,722
    Teligent AB*              16,950        163,570
                                        -----------
                                            910,068
                                        -----------
  SWITZERLAND -- 5.5%
    Edipresse SA                 240         98,757
    Esec Holdings AG              60         90,567
    Gretag Imaging Group         700         88,663
    Kaba Holding AG Cl-B*        230        169,058
    Kudelski SA*                  15         62,412
    Micronas Semiconductor
      Holding AG                 900        172,471
    Selecta Group                 75         26,530
    Straumann AG                 365        161,691
    Swisslog Holding AG          400         62,937
                                        -----------
                                            933,086
                                        -----------
  UNITED KINGDOM -- 15.6%
    Autonomy Corp. PLC*        8,050        174,283
    Baltimore Technologies
      PLC*                     4,050        124,606
    Bloomsbury Publishing
      PLC*                     8,350         69,535

ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Capital Radio PLC          4,850    $    79,504
    Dialog Semiconductor
      PLC* 144A               10,450        269,094
    Eidos PLC [ADR]*           3,125        218,164
    Electronics Boutique
      PLC*                    42,775         68,084
    F.I. Group PLC             6,050         51,722
    Guardian IT PLC           11,275        123,033
    Incepta Group PLC         31,300         32,614
    Independent Energy
      Holdings PLC [ADR]*      6,800        184,025
    Kewill Systems PLC        13,350        147,866
    Matalan PLC                7,775        173,509
    Pace Micro Tech PLC       11,700         52,460
    Psion PLC                  5,625        141,220
    Redstone Telecom PLC       6,800         21,926
    RM PLC                     7,325         75,123
    Select Appointments
      Holdings PLC*           12,500        214,548
    Trafficmaster PLC*         5,450         44,715
    VideoLogic Group PLC*     19,400         54,117
    Wetherspoon, (J.D.) PLC   13,150         73,257
    Whatman PLC                7,025        126,801
    Xaar PLC*                 44,325         99,281
                                        -----------
                                          2,619,487
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $13,870,125)                     14,909,520
                                        -----------
U.S. STOCK -- 1.9%
  COMPUTER SERVICES & SOFTWARE -- 1.1%
    4front Technologies,
      Inc.*                    7,550        102,868
    BackWeb Technologies
      Ltd.*                    4,425         93,202
                                        -----------
                                            196,070
                                        -----------
  TELECOMMUNICATIONS --0.8%
    AudioCodes Ltd.*           2,150        130,075
                                        -----------
TOTAL U.S. STOCK
  (Cost $349,603)                           326,145
                                        -----------

---------------------------------------------------
                               PAR
                              (000)          VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.5%
    Federal Mortgage Corp.
      5.16%, 11/01/99
  (Cost $1,951,000)          $ 1,951    $ 1,951,000
                                        -----------
TOTAL INVESTMENTS -- 101.4%
  (Cost $16,170,728)                     17,186,665
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.4%)                         (245,076)
                                        -----------
NET ASSETS -- 100.0%                    $16,941,589
                                        ===========

Foreign currency exchange contracts outstanding at October 31, 1999:

                                                                   UNREALIZED
SETTLEMENT             CONTRACTS TO   IN EXCHANGE   CONTRACTS     APPRECIATION
MONTH         TYPE       RECEIVE          FOR        AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------
11/99        Buy AUD        67,331    $   43,442    $   42,922      $  (520)
 11/99       Buy EUR       226,103       239,433       237,779       (1,654)
11/99        Buy GBP       136,851       226,657       224,616       (2,041)
11/99        Buy HKD       188,432        24,252        24,251           (1)
11/99        Buy JPY    36,104,931       346,034       346,183          149
11/99        Buy SEK     1,267,707       154,679       153,938         (741)
                                      ----------    ----------      -------
                                      $1,034,497    $1,029,689      $(4,808)
                                      ==========    ==========      =======

                                                                   UNREALIZED
SETTLEMENT              CONTRACTS TO   IN EXCHANGE   CONTRACTS    APPRECIATION
MONTH          TYPE       DELIVER          FOR       AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------
11/99        Sell CHF       120,198     $ 78,974     $ 78,929       $    45
11/99        Sell EUR        26,511       27,920       27,893            27
11/99        Sell GBP        36,507        8,444        8,387            57
11/99        Sell JPY    27,656,392      263,007      265,209        (2,202)
11/99        Sell SGD         8,130        4,868        4,890           (22)
                                        --------     --------       -------
                                        $383,213     $385,308       $(2,095)
                                        ========     ========       =======

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of October 31, 1999. Percentages are based on net assets.

INDUSTRY
--------
Automotive Parts                              0.3%
Beverages                                     0.2%
Broadcasting                                  1.0%
Building Materials                            0.5%
Business Services                             5.0%
Chemicals                                     0.7%
Clothing & Apparel                            1.1%
Computer Hardware                             1.9%
Computer Services & Software                 22.6%
Conglomerates                                 0.5%
Construction                                  1.3%
Electronic Components & Equipment             9.7%
Entertainment & Leisure                       2.7%
Financial -- Bank & Trust                     0.4%
Financial Services                            2.1%
Food                                          3.0%
Hotels & Motels                               0.2%
Machinery & Equipment                         4.1%
Medical Supplies & Equipment                  1.9%
Metals & Mining                               1.0%
Office Equipment                              2.1%
Oil & Gas                                     0.5%
Pharmaceuticals                               0.9%
Printing & Publishing                         1.6%
Real Estate                                   2.0%
Retail & Merchandising                        6.4%
Semiconductors                                5.5%
Telecommunications                            5.6%
Transportation                                1.1%
Utilities                                     2.1%
                                             -----
TOTAL                                        88.0%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 6.8% of net assets.

See Notes to Financial Statements.

ASAF JANUS SMALL-CAP
GROWTH FUND

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
COMMON STOCK -- 84.4%
  ADVERTISING -- 4.0%
    DoubleClick, Inc.*       17,605    $  2,464,700
    Lamar Advertising Co.*   72,875       3,935,250
    TMP Worldwide, Inc.*     36,200       2,260,238
                                       ------------
                                          8,660,188
                                       ------------
  BROADCASTING -- 7.5%
    Acme Communications,
      Inc.*                  39,420       1,419,120
    ACTV, Inc.*              68,435       1,082,129
    Citadel Communications
      Corp.*                 72,805       3,517,392
    Cox Radio, Inc. Cl-A*    30,970       2,167,900
    Cumulus Media, Inc.
      Cl-A*                  58,255       2,089,898
    Entercom
      Communications
      Corp.*                 27,460       1,367,851
    Radio One, Inc.*         31,350       1,563,581
    Radio Unica Corp.*       48,550       1,389,744
    TIVO, Inc.*              25,185       1,079,807
    Wink Communications,
      Inc.*                  12,570         441,521
                                       ------------
                                         16,118,943
                                       ------------
  BUSINESS
    SERVICES -- 10.4%
    Adelphia Business
      Solutions, Inc.*       69,905       1,983,554
    Appnet Systems, Inc.*    45,815       1,995,816
    Brightpoint, Inc.*       61,605         483,214
    CIBER, Inc.*             32,325         527,302
    F5 Networks, Inc.*        9,270       1,286,213
    Foundry Networks,
      Inc.*                   6,245       1,183,428
    Informatica Corp.*       31,765       2,295,021
    Insweb Corp.*            24,745         445,410
    Internet Capital
      Group, Inc. Rights*       827          96,242
    Interwoven, Inc.*        13,220       1,036,118
    Jupiter
      Communications,
      Inc.*                  10,155         349,078
    Liberate Technologies,
      Inc.*                  59,060       4,023,463
    Pegasus Systems, Inc.*   27,115       1,159,166
    Phone.com, Inc.*         23,000       4,726,499
    Tanning Technology
      Corp.*                 27,250         957,156
                                       ------------
                                         22,547,680
                                       ------------
  CAPITAL GOODS -- 0.3%
    Mettler-Toledo
      International, Inc.*   22,510         671,079
                                       ------------
  COMPUTER HARDWARE -- 1.0%
    Insight Enterprises,
      Inc.*                  48,267       1,803,979
    Paradyne Networks,
      Inc.*                  12,215         371,031
                                       ------------
                                          2,175,010
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 21.9%
    Active Software, Inc.*    7,390         267,426
    Bluestone Software,
      Inc.*                   9,180         338,513

---------------------------------------------------
                            SHARES           VALUE
---------------------------------------------------
    Breakaway Solutions,
      Inc.*                   6,375    $    339,070
    Brio Technology, Inc.*   33,710         817,468
    Broadbase Software,
      Inc.*                  20,900         950,950
    BSQUARE Corp.*           19,255         761,776
    Calico Commerce, Inc.*   14,185         883,016
    Commerce One, Inc.*      30,715       5,259,943
    Concentric Network
      Corp.*                 89,640       2,297,025
    Cysive, Inc.*             6,850         394,303
    E.piphany, Inc.*          6,010         516,860
    ECsoft Group PLC
      [ADR]*                  5,065          68,378
    Emulex Corp.*            10,615       1,655,277
    Exodus Communications,
      Inc.*                  53,000       4,557,999
    Globix Corp.*            53,825       1,937,700
    internet.com LLC*        12,690         253,800
    Interspeed, Inc.*        13,630         150,782
    Intertrust
      Technologies Corp.*    39,345       2,144,303
    Jacada, Ltd.*            15,355         222,648
    JNI Corp.*                5,025         268,523
    Kana Communications,
      Inc.*                   7,280         612,430
    Keynote Systems, Inc.*    6,735         305,601
    Launch Media, Inc.*       8,120          88,305
    Marimba, Inc.*           20,455         582,968
    NaviSite, Inc.*          34,040       1,599,880
    Netcentives, Inc.*       28,370         475,198
    Netiq Corp.*              4,530         206,964
    Portal Software, Inc.*   21,585       1,411,119
    Quest Software, Inc.*     4,915         362,481
    Radware Ltd.*             7,175         369,064
    Razorfish, Inc.*         48,730       3,593,837
    Scient Corp.*            16,155       2,001,201
    Silverstream Software,
      Inc.*                  15,255         795,167
    Software.com, Inc.*      25,500       1,716,469
    Verio, Inc.*            117,765       4,394,106
    VerticalNet, Inc.        76,500       4,283,999
    Vitria Technology,
      Inc.*                   5,970         393,647
    Vixel Corp.*              2,655          84,960
                                       ------------
                                         47,363,156
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 1.1%
    Action Performance
      Companies, Inc.*       30,070         611,737
    Bally Total Fitness
      Holdings Corp.*        22,815         548,986
    Critical Path, Inc.*     15,415         705,236
    Martha Stewart Living
      Omnimedia, Inc.*       11,105         409,497
                                       ------------
                                          2,275,456
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.9%
    Applied Micro Circuits
      Corp.*                 27,050       2,104,828
    Dionex Corp.*            36,070       1,602,861

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
    Galileo Technology Ltd.* 63,020    $  1,441,583
    Pittway Corp. Cl-A       36,570       1,206,810
    RF Micro Devices,
      Inc.*                  83,275       4,299,071
    Sawtek, Inc.*            48,135       1,973,535
                                       ------------
                                         12,628,688
                                       ------------
  ENTERTAINMENT & LEISURE -- 3.6%
    Ackerley Group, Inc.      8,355         139,424
    Championship Auto
      Racing Teams, Inc.*    52,125       1,195,617
    Playboy Enterprises,
      Inc. Cl-B*             40,705       1,043,066
    Premier Parks, Inc.*     73,220       2,118,804
    SFX Entertainment,
      Inc. Cl-A*             87,190       3,046,200
    World Wrestling
      Federation
      Entertainment, Inc.*   12,140         292,878
                                       ------------
                                          7,835,989
                                       ------------
  FINANCIAL -- BANK & TRUST -- 0.2%
    Digital Insight Corp.*    6,340         251,222
    Doral Financial Corp.    17,080         218,838
                                       ------------
                                            470,060
                                       ------------
  FINANCIAL
    SERVICES -- 0.8%
    Investors Financial
      Service Corp.          45,125       1,669,625
                                       ------------
  FOOD -- 0.6%
    Whole Foods Market,
      Inc.*                  37,245       1,266,330
                                       ------------
  HEALTHCARE
    SERVICES -- 1.4%
    Accredo Health, Inc.*    37,245       1,229,085
    Apria Healthcare
      Group, Inc.*           92,750       1,466,609
    InfoCure Corp.*          17,180         270,585
                                       ------------
                                          2,966,279
                                       ------------
  INSURANCE -- 0.6%
    Blanch, (E.W.)
      Holdings, Inc.         15,715       1,017,546
    StanCorp Financial
      Group, Inc.            11,330         287,499
                                       ------------
                                          1,305,045
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.0%
    Celera Genomics Group*    9,300         363,863
    Invitrogen Corp.*        57,030       1,425,750
    ViroPharma, Inc.*        13,615         284,213
                                       ------------
                                          2,073,826
                                       ------------
  PERSONAL SERVICES --0.2%
    Career Education
      Corp.*                 14,230         313,060
    Corinthian Colleges,
      Inc.*                   3,415          66,593
                                       ------------
                                            379,653
                                       ------------

---------------------------------------------------
                            SHARES           VALUE
---------------------------------------------------
  PHARMACEUTICALS -- 6.4%
    Abgenix, Inc.*            3,100    $    137,563
    ChiRex, Inc.*            45,755       1,292,579
    Enzon, Inc.*            193,475       5,671,235
    MedImmune, Inc.*         13,340       1,494,080
    Priority Healthcare
      Corp. Cl-B*            27,855         558,841
    Professional
      Detailing, Inc.*       25,740         643,500
    QLT PhotoTherapeutics,
      Inc.*                  94,800       4,017,150
                                       ------------
                                         13,814,948
                                       ------------
  PRINTING & PUBLISHING -- 1.5%
    Valassis
      Communications,
      Inc.*                  73,055       3,141,365
                                       ------------
  RETAIL & MERCHANDISING -- 2.7%
    Ames Department
      Stores, Inc.*          67,575       2,141,282
    Beyond.com Corp.*        59,510         550,468
    Liquid Audio, Inc.*         995          35,074
    pcOrder.com, Inc.*       16,725         827,888
    Rent-Way, Inc.*          35,530         590,686
    REX Stores Corp.*         4,615         132,104
    School Specialty,
      Inc.*                  98,890       1,464,808
                                       ------------
                                          5,742,310
                                       ------------
  SEMICONDUCTORS -- 7.0%
    Alpha Industries,
      Inc.*                  64,197       3,546,884
    ATMI, Inc.*              68,555       1,846,700
    Kopin Corp.*              6,810         286,020
    NVIDIA Corp.*            19,600         433,650
    Quicklogic Corp.*        20,470         376,136
    SDL, Inc.*               56,635       6,983,804
    Silicon Image, Inc.*      9,855         435,468
    TriQuint
      Semiconductor, Inc.*   13,355       1,068,400
                                       ------------
                                         14,977,062
                                       ------------
  TELECOMMUNICATIONS -- 5.5%
    Allied Riser
      Communications
      Corp.*                 88,300       1,594,919
    Caprock Communications
      Corp.*                 17,845         514,159
    Ditech Communications
      Corp.*                 12,065       1,060,212
    Efficient Networks,
      Inc.*                   4,410         187,425
    MCK Communications,
      Inc.*                   4,990         112,275
    Spanish Broadcasting
      Systems, Inc.*        100,900       2,686,462
    Splitrock Services,
      Inc.*                  49,145       1,075,047
    Terayon Communication
      Systems, Inc.*         31,250       1,367,188

ASAF JANUS SMALL-CAP
GROWTH FUND

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
    Viatel, Inc.*            62,425    $  2,083,434
    WinStar
      Communications,
      Inc.*                  31,485       1,222,012
                                       ------------
                                         11,903,133
                                       ------------
  UTILITIES -- 0.8%
    Avista Corp.             90,785       1,634,130
                                       ------------
TOTAL COMMON STOCK
  (Cost $135,334,600)                   181,619,955
                                       ------------
FOREIGN STOCK -- 1.4%
  AUTOMOBILE MANUFACTURERS -- 0.0%
    Ducati Motor Holding
      SPA -- (ITL)*          17,757          50,522
                                       ------------
  ENTERTAINMENT & LEISURE -- 0.3%
    Corporacion
      Interamericana de
      Entretenimento --
      (MXP)*                268,100         723,653
                                       ------------
  TELECOMMUNICATIONS -- 1.1%
    Cogeco Cable, Inc. --
      (CAD)*                 65,217         964,355
    Moffat Communications
      Ltd. -- (CAD)*         82,353       1,203,745
                                       ------------
                                          2,168,100
                                       ------------
TOTAL FOREIGN STOCK
  (Cost $2,911,274)                       2,942,275
                                       ------------
---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.5%
    Federal Home Loan
      Mortgage Corp.
      5.16%, 11/01/99-
         12/09/99
  (Cost $20,345,533)        $20,400    $ 20,342,984
                                       ------------
COMMERCIAL PAPER -- 4.6%
    Prudential Funding
      Corp.
      5.20%, 11/01/99
  (Cost $10,000,000)         10,000      10,000,000
                                       ------------
                             SHARES
                             ------
SHORT-TERM INVESTMENTS -- 0.2%
    Temporary Investment
      Cash Fund             210,389         210,389
    Temporary Investment
      Fund
                            210,389         210,389
                                       ------------
  (Cost $420,778)                           420,778
                                       ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $169,012,185)                   215,325,992
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1%)                         (113,908)
                                       ------------
NET ASSETS -- 100.0%                   $215,212,084
                                       ============

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
COMMON STOCK -- 94.3%
  AIRLINES -- 1.6%
    Midwest Express
      Holdings, Inc.*         33,200    $   973,175
                                        -----------
  AUTOMOTIVE PARTS -- 1.7%
    Myers Industries, Inc.    29,410        413,578
    OEA, Inc.                 55,600        382,250
    TBC Corp.*                41,600        284,700
                                        -----------
                                          1,080,528
                                        -----------
  BUILDING MATERIALS -- 9.9%
    Cameron Ashley Building
      Products, Inc.*         50,600        436,425
    Giant Cement Holding,
      Inc.*                   16,500        315,563
    Gibraltar Steel Corp.     26,600        650,038
    Lone Star Technologies,
      Inc.*                   35,600        745,374
    Modine Manufacturing
      Co.                     23,500        584,563
    Republic Group, Inc.      44,500        767,624
    Skyline Corp.             26,600        661,675
    Synthetic Industries,
      Inc.*                   35,300        997,224
    Thomas Industries, Inc.   28,700        513,013
    U.S. Aggregates, Inc.*    35,300        421,394
                                        -----------
                                          6,092,893
                                        -----------
  BUSINESS SERVICES -- 1.1%
    IT Group, Inc.*           70,300        694,213
                                        -----------
  CHEMICALS -- 2.2%
    Arch Chemicals, Inc.      33,200        489,700
    Schulman, (A.), Inc.      25,900        403,069
    TETRA Technologies,
      Inc.*                   55,300        459,681
                                        -----------
                                          1,352,450
                                        -----------
  CLOTHING & APPAREL -- 1.1%
    Dan River, Inc. Cl-A*     55,500        294,844
    Unifi, Inc.*              30,600        367,200
                                        -----------
                                            662,044
                                        -----------
  COMPUTER HARDWARE -- 0.8%
    Analogic Corp.            17,700        464,625
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 3.4%
    Analysts International
      Corp.                   41,200        481,525
    CompuCom Systems, Inc.*   70,600        227,244
    Progress Software*        22,100        740,350
    SPSS, Inc.*               37,700        669,175
                                        -----------
                                          2,118,294
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 0.7%
    Culp, Inc.                31,100        215,756
    Packaged Ice, Inc.*       58,900        198,788
                                        -----------
                                            414,544
                                        -----------

---------------------------------------------------
                            SHARES           VALUE
---------------------------------------------------
  CONTAINERS & PACKAGING -- 4.6%
    Aptargroup, Inc.          35,300    $   948,688
    Ivex Packaging Corp.*     49,500        467,156
    Liqui-Box Corp.           15,500        852,500
    Shorewood Packaging
      Corp.*                  44,700        567,131
                                        -----------
                                          2,835,475
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 8.8%
    Electro Rental Corp.*     66,600        799,200
    FLIR Systems, Inc.*       30,600        434,138
    Franklin Electric Co.,
      Inc.                     9,000        649,125
    Landauer, Inc.            14,800        379,250
    Littelfuse, Inc.*         49,900      1,110,274
    Methode Electronics,
      Inc. Cl-A               61,900        990,399
    Nichols Research Corp.*   23,400        668,363
    Pioneer-Standard
      Electronics, Inc.       28,700        374,894
                                        -----------
                                          5,405,643
                                        -----------
  ENVIRONMENTAL SERVICES -- 0.9%
    Newpark Resources,
      Inc.*                   75,300        484,744
    Waterlink, Inc.*          17,900         58,175
                                        -----------
                                            542,919
                                        -----------
  EQUIPMENT SERVICES -- 1.4%
    Cort Business Services
      Corp.*                  33,000        670,313
    Unifirst Corp.            14,600        178,850
                                        -----------
                                            849,163
                                        -----------
  FINANCIAL -- BANK & TRUST -- 5.1%
    Community First
      Bankshares, Inc.        44,700        850,697
    First Republic Bank*      33,400        835,000
    Silicon Valley
      Bancshares*             45,000      1,468,124
                                        -----------
                                          3,153,821
                                        -----------
  FINANCIAL SERVICES -- 5.2%
    Allied Capital Corp.      55,600      1,115,474
    American Capital
      Strategies Ltd.         23,500        492,031
    First Financial Fund,
      Inc.**                  66,600        566,100
    Medallion Financial
      Corp.                   16,500        337,219
    Triad Guaranty, Inc.*     34,400        707,350
                                        -----------
                                          3,218,174
                                        -----------
  FOOD -- 0.8%
    International
      Multifoods Corp.        23,600        498,550
                                        -----------
  FURNITURE -- 0.6%
    Stanley Furniture Co.,
      Inc.*                   17,600        358,600
                                        -----------
  INSURANCE -- 5.3%
    Brown & Brown, Inc.       35,500      1,198,124
    Markel Corp.*              4,100        709,044

ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Medical Assurance, Inc.*  33,400    $   780,724
    Presidential Life Corp.   23,500        431,813
    PXRE Corp.                15,300        187,425
                                        -----------
                                          3,307,130
                                        -----------
  LUMBER & WOOD PRODUCTS -- 0.6%
    Deltic Timber Corp.       17,700        397,144
                                        -----------
  MACHINERY & EQUIPMENT -- 3.7%
    Alamo Group, Inc.         10,100         83,325
    Carbo Ceramics, Inc.      21,200        551,200
    Smith, (A.O.) Corp.       31,100        754,175
    TransTechnology Corp.     31,100        299,338
    Woodward Governor Co.     23,500        622,750
                                        -----------
                                          2,310,788
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.0%
    Lunar Corp.*              14,400        100,800
    Ocular Sciences, Inc.*    22,400        411,600
    Owens & Minor, Inc.       77,700        728,438
                                        -----------
                                          1,240,838
                                        -----------
  METALS & MINING -- 2.4%
    Homestake Mining Co.      29,900        250,413
    Layne Christensen Co.*    26,600        217,788
    Material Sciences
      Corp.*                  37,900        471,381
    Penn Virginia Corp.       28,700        561,443
                                        -----------
                                          1,501,025
                                        -----------
  OFFICE EQUIPMENT -- 4.1%
    Aaron Rents, Inc. Cl-A    15,000        231,563
    Aaron Rents, Inc. Cl-B    28,200        445,913
    CompX International,
      Inc.*                   37,000        684,500
    IDEX Corp.                31,100        765,837
    McGrath Rentcorp          23,000        391,000
                                        -----------
                                          2,518,813
                                        -----------
  OIL & GAS -- 3.6%
    Chieftan International,
      Inc.*                   44,700        854,888
    Cross Timbers Oil Co.     55,600        618,550
    Devon Energy Corp.        20,000        777,500
                                        -----------
                                          2,250,938
                                        -----------
  PAPER & FOREST PRODUCTS -- 1.3%
    CSS Industries, Inc.*     11,800        263,288
    Wausau-Mosinee Paper
      Corp.                   40,780        514,847
                                        -----------
                                            778,135
                                        -----------
  PERSONAL SERVICES -- 1.5%
    Matthews International
      Corp. Cl-A              37,900        952,238
                                        -----------
  PHARMACEUTICALS -- 0.5%
    Coulter Pharmaceutical,
      Inc.*                   18,400        312,800
                                        -----------

---------------------------------------------------
                            SHARES           VALUE
---------------------------------------------------
  REAL ESTATE -- 4.8%
    Glenborough Realty
      Trust, Inc. [REIT]      55,600    $   726,274
    Innkeepers USA Trust
      [REIT]                  49,900        430,388
    National Health
      Investors, Inc.
      [REIT]                   5,100         77,138
    Pacific Gulf
      Properties, Inc.
      [REIT]                  33,400        676,350
    Parkway Co. [REIT]        11,800        361,375
    Sun Communities, Inc.
      [REIT]                  22,100        704,437
                                        -----------
                                          2,975,962
                                        -----------
  RESTAURANTS -- 4.1%
    Consolidated Products,
      Inc.*                   44,699        514,039
    RARE Hospitality
      International, Inc.*    37,700        751,644
    Ruby Tuesday, Inc.        67,000      1,277,187
                                        -----------
                                          2,542,870
                                        -----------
  RETAIL & MERCHANDISING -- 4.9%
    Bon-Ton Stores, Inc.*     37,700        174,363
    Casey's General Stores,
      Inc.                    55,300        711,987
    Fred's, Inc.              28,700        344,400
    Goody's Family
      Clothing*               58,800        595,350
    Hancock Fabrics, Inc.     44,700        184,388
    Jo-Ann Stores, Inc.
      Cl-B*                   28,700        364,131
    Stein Mart, Inc.*        100,000        662,499
                                        -----------
                                          3,037,118
                                        -----------
  TRANSPORTATION -- 2.0%
    Hub Group, Inc. Cl-A*     21,600        410,400
    Landstar System, Inc.*    20,000        810,000
                                        -----------
                                          1,220,400
                                        -----------
  UTILITIES -- 3.6%
    Black Hills Corp.         35,300        794,250
    Cleco Corp.               23,500        778,438
    United Water Resources,
      Inc.                    20,000        675,000
                                        -----------
                                          2,247,688
                                        -----------
TOTAL COMMON STOCK
  (Cost $65,228,056)                     58,308,998
                                        -----------
PREFERRED STOCK -- 0.3%
    Cross Timbers Oil Co.
      $1.5625 Cl-A [CVT]
  (Cost $251,075)              7,400        209,050
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                 PAR)
                                (000          VALUE
---------------------------------------------------
COMMERCIAL PAPER -- 5.6%
    Motorola, Inc.
      5.30%, 12/23/99         $1,000    $   992,344
    PPG Industries, Inc.
      5.30%, 11/05/99          1,000        999,411
    Wal-Mart Stores, Inc.
      5.28%, 12/02/99+         1,500      1,493,181
                                        -----------
  (Cost $3,484,936)                       3,484,936
                                        -----------
---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.0%
    Temporary Investment
      Cash Fund
  (Cost $1,237,206)          1,237,206  $ 1,237,206
                                        -----------
TOTAL INVESTMENTS -- 102.2%
  (Cost $70,201,273)                     63,240,190
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (2.2%)                 (1,358,557)
                                        -----------
NET ASSETS -- 100.0%                    $61,881,633
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
** Closed-end fund.
+ Security is restricted to resale and may not be resold except to qualified institutional buyers. At the end of the year, this security amounted to 2.4% of net assets.

See Notes to Financial Statements.

ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND

-----------------------------------------------------
                             SHARES             VALUE
-----------------------------------------------------
COMMON STOCK -- 55.5%
  AEROSPACE -- 0.3%
    General Dynamics
      Corp.                   4,300      $    238,381
    United Technologies
      Corp.                   3,100           187,550
                                         ------------
                                              425,931
                                         ------------
  AIRLINES -- 0.1%
    AMR Corp.*                1,900           120,650
    Delta Air Lines, Inc.       600            32,663
                                         ------------
                                              153,313
                                         ------------
  AUTOMOBILE MANUFACTURERS -- 0.8%
    Ford Motor Co.           13,400           735,325
    General Motors Corp.      4,300           302,075
                                         ------------
                                            1,037,400
                                         ------------
  AUTOMOTIVE PARTS -- 0.0%
    Delphi Automotive
      Systems Corp.           2,200            36,163
                                         ------------
  BEVERAGES -- 0.2%
    Anheuser-Busch
      Companies, Inc.         2,500           179,531
    Coors, (Adolph) Co.
      Cl-B                    2,600           144,300
                                         ------------
                                              323,831
                                         ------------
  BROADCASTING -- 0.6%
    CBS Corp.*               15,900           776,119
                                         ------------
  BUILDING MATERIALS -- 0.1%
    Centex Construction
      Products, Inc.          2,700            96,019
                                         ------------
  BUSINESS SERVICES -- 0.2%
    American Management
      Systems, Inc.*            500            12,938
    Navigant Consulting,
      Inc.*                   7,200           205,650
                                         ------------
                                              218,588
                                         ------------
  CAPITAL GOODS -- 0.1%
    Cummins Engine Co.,
      Inc.                    2,200           111,513
                                         ------------
  CHEMICALS -- 1.2%
    Dexter Corp.              5,600           196,350
    Dow Chemical Co.          8,100           957,825
    DuPont, (E.I.) de
      Nemours & Co.           6,500           418,844
                                         ------------
                                            1,573,019
                                         ------------
  CLOTHING & APPAREL -- 0.4%
    Abercrombie & Fitch
      Co. Cl-A*               1,400            38,150
    AnnTaylor Stores
      Corp.*                  6,700           285,169
    Jones Apparel Group,
      Inc.*                   2,000            63,250
    Tommy Hilfiger Corp.*     5,000           141,250
                                         ------------
                                              527,819
                                         ------------

-----------------------------------------------------
                            SHARES           VALUE
-----------------------------------------------------
  COMPUTER HARDWARE -- 2.8%
    Adaptec, Inc.*           37,500      $  1,687,499
    Apple Computer, Inc.*       400            32,050
    Dell Computer Corp.*      3,000           120,375
    Hewlett-Packard Co.      15,100         1,118,344
    International
      Business Machines
      Corp.                   7,500           737,813
                                         ------------
                                            3,696,081
                                         ------------
  COMPUTER SERVICES & SOFTWARE -- 5.4%
    Adobe Systems, Inc.         600            41,963
    America Online, Inc.*     7,400           959,688
    Cisco Systems, Inc.*     14,300         1,058,199
    Computer Associates
      International, Inc.     2,600           146,900
    Comverse Technology,
      Inc.*                   5,400           612,900
    Microsoft Corp.*         35,600         3,295,224
    Sterling Software,
      Inc.*                   2,800            61,425
    Symantec Corp.*           2,300           109,827
    Unisys Corp.*            14,800           358,900
    USWeb Corp.*              5,900           228,625
                                         ------------
                                            6,873,651
                                         ------------
  CONGLOMERATES -- 1.5%
    Corning, Inc.            15,500         1,218,687
    Tyco International
      Ltd.                   18,600           742,838
                                         ------------
                                            1,961,525
                                         ------------
  CONSTRUCTION -- 0.2%
    Centex Corp.              5,000           134,063
    Dycom Industries,
      Inc.*                   2,800            91,175
    Pulte Corp.               2,800            56,350
                                         ------------
                                              281,588
                                         ------------
  CONSUMER PRODUCTS & SERVICES -- 1.4%
    Eastman Kodak Co.         3,300           227,494
    Fortune Brands, Inc.      3,800           134,663
    Premark
      International, Inc.     8,600           470,850
    Procter & Gamble Co.      6,700           702,662
    Tupperware Corp.          4,700            93,119
    Universal Corp.           4,800           112,800
    Whirlpool Corp.           1,500           104,531
                                         ------------
                                            1,846,119
                                         ------------
  CONTAINERS & PACKAGING -- 0.2%
    Ball Corp.                4,400           177,375
    Sealed Air Corp.*         1,600            88,600
                                         ------------
                                              265,975
                                         ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                             SHARES             VALUE
-----------------------------------------------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.1%
    American Power
      Conversion Corp.*       3,100      $     69,556
    Electronics for
      Imaging, Inc.*         14,800           596,625
    General Electric Co.     11,200         1,518,299
    PerkinElmer, Inc.*        3,500           142,844
    Rockwell
      International Corp.     3,800           184,063
    Teleflex, Inc.            1,100            37,469
    Texas Instruments,
      Inc.                    1,900           170,525
                                         ------------
                                            2,719,381
                                         ------------
  ENTERTAINMENT & LEISURE -- 0.4%
    Anchor Gaming*            1,600            97,600
    Carnival Corp.            2,500           111,250
    Pixar, Inc.*              2,000            76,125
    Station Casinos,
      Inc.*                   2,700            65,306
    Viacom, Inc. Cl-B*        4,800           214,800
                                         ------------
                                              565,081
                                         ------------
  EQUIPMENT SERVICES -- 0.3%
    Hertz Corp. Cl-A          6,800           294,950
    Millipore Corp.           1,900            60,563
                                         ------------
                                              355,513
                                         ------------
  FINANCIAL -- BANK & TRUST -- 3.8%
    BankAmerica Corp.         8,800           566,500
    Chase Manhattan Corp.    24,400         2,131,949
    Fifth Third Bancorp       3,200           236,200
    Fleet Boston Corp.        6,300           274,838
    GreenPoint Financial
      Corp.                   2,800            79,800
    Old Kent Financial
      Corp.                   9,200           374,900
    Pacific Century
      Financial Corp.         1,900            43,344
    UnionBanCal Corp.        16,400           712,374
    Wells Fargo & Co.         3,700           177,138
    Zions Bancorp             6,700           394,881
                                         ------------
                                            4,991,924
                                         ------------
  FINANCIAL SERVICES -- 4.3%
    AMBAC Financial
      Group, Inc.            10,200           609,450
    Citigroup, Inc.           9,000           487,125
    Deluxe Corp.             12,900           364,425
    Fannie Mae               17,400         1,231,050
    Freddie Mac               9,200           497,375
    Merrill Lynch & Co.,
      Inc.                    1,100            86,350
    Morgan Stanley, Dean
      Witter & Co.           16,600         1,831,187
    Providian Financial
      Corp.                   4,600           501,400
                                         ------------
                                            5,608,362
                                         ------------
  FOOD -- 2.6%
    ConAgra, Inc.             4,300           112,069
    General Mills, Inc.       1,600           139,500

-----------------------------------------------------
                             SHARES           VALUE
-----------------------------------------------------
    Hormel Foods Corp.        4,900      $    211,313
    IBP, Inc.                19,700           471,568
    Keebler Foods Co.*       14,000           447,125
    Kroger Co.*              16,200           337,163
    Quaker Oats Co.          14,900         1,042,999
    Suiza Foods Corp.*        8,300           299,319
    The Earthgrains Co.       6,100           139,156
    Unilever NV NY Reg.*      2,932           195,528
                                         ------------
                                            3,395,740
                                         ------------
  HEALTHCARE SERVICES -- 1.1%
    Amgen, Inc.*             12,600         1,004,850
    MedQuist, Inc.*           2,200            70,400
    Oxford Health Plans,
      Inc.*                   8,500           100,406
    PacifiCare Health
      Systems, Inc.*          3,300           130,144
    United HealthCare
      Corp.*                  1,300            67,194
                                         ------------
                                            1,372,994
                                         ------------
  INSURANCE -- 1.0%
    American
      International
      Group, Inc.               950            97,791
    Arthur J. Gallagher &
      Co.                     4,100           212,175
    Lincoln National
      Corp.                  20,200           931,724
    Radian Group, Inc.        2,300           121,469
                                         ------------
                                            1,363,159
                                         ------------
  MACHINERY & EQUIPMENT -- 0.3%
    Ingersoll-Rand Co.        8,500           444,125
                                         ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.6%
    Bard, (C.R.), Inc.        7,300           393,744
    Forest Laboratories,
      Inc.*                   6,200           284,425
    Genzyme Corp.*            6,300           240,975
    Johnson & Johnson Co.     6,800           712,299
    Mallinckrodt, Inc.        4,500           152,719
    VISX, Inc.*               5,100           319,069
                                         ------------
                                            2,103,231
                                         ------------
  METALS & MINING -- 0.2%
    Alcan Aluminum Ltd.       3,800           125,163
    Alcoa, Inc.               2,200           133,650
                                         ------------
                                              258,813
                                         ------------
  OIL & GAS -- 3.1%
    Amerada Hess Corp.       23,900         1,371,262
    Anadarko Petroleum
      Corp.                   2,500            77,031
    Apache Corp.             14,600           569,400
    Atlantic Richfield
      Co.                     4,500           419,344
    Ensco International,
      Inc.                    7,200           139,500
    Mobil Corp.               7,300           704,450
    Noble Drilling Corp.*     1,300            28,844
    Texaco, Inc.              2,200           135,025

ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND

-----------------------------------------------------
                             SHARES             VALUE
-----------------------------------------------------
Union Pacific Resources
Group, Inc.                  37,300      $    540,850
    Vastar Resources,
      Inc.                    1,400            82,688
                                         ------------
                                            4,068,394
                                         ------------
  PAPER & FOREST PRODUCTS -- 0.7%
    Boise Cascade Corp.       1,900            67,688
    Georgia Pacific Group     3,800           150,813
    Kimberly-Clark Corp.      3,700           233,562
    Weyerhaeuser Co.          7,300           435,718
                                         ------------
                                              887,781
                                         ------------
  PHARMACEUTICALS -- 3.5%
    Allergan, Inc.            1,100           118,113
    Andrx Corp.*              4,500           214,875
    Biogen, Inc.*             3,300           244,613
    Bristol-Meyers Squibb
      Co.                    10,400           798,849
    IDEC Pharmaceuticals
      Corp.*                  1,600           185,900
    Ivax Corp.*              13,900           244,119
    Jones Pharma, Inc.        1,500            46,500
    Lilly, (Eli) & Co.        4,600           316,825
    MedImmune, Inc.*          2,100           235,200
    Merck & Co., Inc.         2,700           214,819
    Pfizer, Inc.              4,600           181,700
    Roberts
      Pharmaceutical
      Corp.*                  2,200            70,950
    Schering-Plough Corp.    21,400         1,059,299
    Warner-Lambert Co.        8,100           646,481
                                         ------------
                                            4,578,243
                                         ------------
  PRINTING & PUBLISHING -- 0.5%
    Lexmark International
      Group, Inc. Cl-A*         900            70,256
    Tribune Co.                 500            30,000
    Valassis
      Communications,
      Inc.*                  12,200           524,600
                                         ------------
                                              624,856
                                         ------------
  RAILROADS -- 0.1%
    Union Pacific Corp.       1,200            66,900
                                         ------------
  RESTAURANTS -- 0.4%
    Brinker
      International,
      Inc.*                   6,300           146,869
    Darden Restaurants,
      Inc.                    2,600            49,563
    Jack in the Box,
      Inc.*                   9,400           226,187
    Tricon Global
      Restaurants, Inc.*      1,600            64,300
                                         ------------
                                              486,919
                                         ------------
  RETAIL & MERCHANDISING -- 3.3%
    Best Buy Co., Inc.*       3,500           194,469
    Home Depot, Inc.         17,400         1,313,700
    Kohl's Corp.*             1,200            89,775
    TJX Companies, Inc.       1,500            40,688
    Wal-Mart Stores, Inc.    43,200         2,467,799
    Zale Corp.*               6,200           259,625
                                         ------------
                                            4,366,056
                                         ------------

-----------------------------------------------------
                             SHARES          VALUE
-----------------------------------------------------
  SEMICONDUCTORS -- 2.1%
    Applied Materials,
      Inc.*                  22,100      $  1,984,856
    Integrated Device
      Technology, Inc.*      15,600           320,775
    Lam Research Corp.*       1,500           126,656
    Motorola, Inc.            2,100           204,619
    National
      Semiconductor
      Corp.*                  5,400           161,663
                                         ------------
                                            2,798,569
                                         ------------
  TELECOMMUNICATIONS -- 7.1%
    AT&T Corp.               23,600         1,103,300
    Bell Atlantic Corp.       5,000           324,688
    BellSouth Corp.          27,200         1,223,999
    Comcast Corp. Cl-A        5,100           214,838
    Commscope, Inc.*          8,600           342,925
    Cox Communications,
      Inc. Cl-A*              4,900           222,644
    EchoStar
      Communications
      Corp. Cl-A*             2,000           123,750
    GTE Corp.                 5,900           442,500
    Lucent Technologies,
      Inc.                   18,600         1,195,050
    MCI WorldCom, Inc.*         300            25,744
    Nortel Networks Corp.     5,800           359,238
    QUALCOMM, Inc.*           1,600           356,400
    SBC Communications,
      Inc.                   27,135         1,382,188
    Sprint Corp. (FON
      Group)                 20,000         1,486,249
    Sprint Corp. (PCS
      Group)*                 2,600           215,638
    U.S. West, Inc.           1,300            79,381
                                         ------------
                                            9,098,532
                                         ------------
  TRANSPORTATION -- 0.1%
    Paccar, Inc.              2,700           127,238
    USFreightways Corp.       1,300            58,906
                                         ------------
                                              186,144
                                         ------------
  UTILITIES -- 1.4%
    DTE Energy Co.              900            29,869
    Energy East Corp.         5,300           133,163
    FPL Group, Inc.           2,100           105,656
    LG&E Energy Corp.         8,700           191,400
    Minnesota Power, Inc.     6,800           125,800
    Public Service
      Enterprise Group,
      Inc.                   11,700           462,881
    Reliant Energy, Inc.      4,100           111,725
    Southern Co.              9,700           257,656

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                             SHARES             VALUE
-----------------------------------------------------
Texas Utilities Co.           2,900      $    112,375
    UtiliCorp United,
      Inc.                   12,900           278,963
                                         ------------
                                            1,809,488
                                         ------------
TOTAL COMMON STOCK
  (Cost $65,349,427)                       72,354,859
                                         ------------

                               PAR
                              (000)
                              -----
CORPORATE OBLIGATIONS -- 6.5%
  AIRLINES -- 0.1%
    Continental Airlines,
      Inc.
      8.00%, 12/15/05        $   200          186,000
                                         ------------
AUTOMOTIVE PARTS -- 0.2%
    Lear Corp. 144A
      7.96%, 05/15/05            250          245,313
                                         ------------
  BEVERAGES -- 0.2%
    Pepsi Bottling Group,
      Inc. 144A
      7.00%, 03/01/29            150          139,313
    Pepsi Bottling
      Holdings, Inc. 144A
      5.625%, 02/17/09           100           90,375
                                         ------------
                                              229,688
                                         ------------
  BROADCASTING -- 0.2%
    British Sky
      Broadcasting
      6.875%, 02/23/09           300          271,500
                                         ------------
  CHEMICALS -- 0.3%
    DuPont, (E.I.) de
      Nemours & Co.
      6.875%, 10/15/09           400          397,500
                                         ------------
  CONSUMER PRODUCTS & SERVICES -- 0.1%
    Fort James Corp.
      6.625%, 09/15/04           150          145,688
                                         ------------
  CONTAINERS & PACKAGING -- 0.1%
    Owens-Illinois, Inc.
      7.15%, 05/15/05            150          139,875
                                         ------------
  FINANCIAL -- BANK & TRUST -- 0.4%
    Fleet National Bank
      5.75%, 01/15/09            200          179,000
    NationsBank Corp.
      6.125%, 07/15/04           200          194,000
    Southern Investments
      UK
      6.80%, 12/01/06            100           95,125
                                         ------------
                                              468,125
                                         ------------
  FINANCIAL
    SERVICES -- 1.1%
    BMW Vehicle Owner
      Trust
      6.41%, 04/25/03            400          399,934

-----------------------------------------------------
                                 PAR
                                (000)         VALUE
-----------------------------------------------------
    Ford Motor Credit Co.
      7.375%, 10/28/09       $   800     $    807,999
    Lehman Brothers
      Holdings, Inc.
      6.625%, 04/01/04           200          194,250
                                         ------------
                                            1,402,183
                                         ------------
  FOOD -- 0.2%
    Kroger Co.
      7.25%, 06/01/09        $   300     $    292,125
                                         ------------
  INSURANCE -- 0.4%
    Conseco, Inc.
      6.40%, 06/15/01            100           97,625
      9.00%, 10/15/06            400          402,000
                                         ------------
                                              499,625
                                         ------------
  MACHINERY & EQUIPMENT -- 0.3%
    Caterpillar, Inc.
      7.25%, 09/15/09            400          401,000
                                         ------------
  OIL & GAS -- 1.1%
    Enron Corp.
      6.625%, 11/15/05           350          336,438
      6.70%, 11/15/06            400          387,999
    Petroleum Geo-Services
      7.125%, 03/30/28           400          359,500
    USX Corp.
      6.65%, 02/01/06            300          286,875
                                         ------------
                                            1,370,812
                                         ------------
  PAPER & FOREST PRODUCTS -- 0.3%
    Abitibi-Consolidated,
      Inc.
      8.50%, 08/01/29            400          393,500
                                         ------------
  REAL ESTATE -- 0.1%
    Chelsea GCA Realty,
      Inc. [REIT]
      7.25%, 10/21/07            200          185,500
                                         ------------
  RETAIL & MERCHANDISING -- 0.7%
    Home Depot, Inc. 144A
      6.50%, 09/15/04            400          398,500
    Rite Aid Corp.
      6.70%, 12/15/01            150          122,250
    Wal-Mart Stores, Inc.
      6.875%, 08/10/09           400          402,000
                                         ------------
                                              922,750
                                         ------------
TELECOMMUNICATIONS -- 0.7%
    CSC Holdings, Inc.
      8.125%, 07/15/09           200          200,750
    GTE North, Inc.
      5.65%, 11/15/08            200          180,500
    Qwest Communications
      International, Inc.
      7.50%, 11/01/08            400          398,500
    TCI Communications,
      Inc.
      8.75%, 08/01/15            150          167,813
                                         ------------
                                              947,563
                                         ------------
TOTAL CORPORATE
  OBLIGATIONS
  (Cost $8,651,602)                         8,498,747
                                         ------------

ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND

-----------------------------------------------------
                                 PAR
                               (000)            VALUE
-----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.6%
    Federal Home Loan
      Mortgage Corp.
      7.00%, 06/01/14-
         08/01/29            $ 1,670     $  1,657,878
      7.50%, 08/01/29          1,862        1,869,680
                                         ------------
                                            3,527,558
                                         ------------
    Federal National
      Mortgage Assoc.
      5.16%, 11/01/99         10,326       10,326,000
      6.00%, 10/01/28          1,585        1,478,399
      6.50%, 08/15/04-
         01/01/28              3,924        3,814,540
      7.00%, 05/01/11-
         07/01/29              1,926        1,906,458
      7.50%, 09/01/14-
         07/01/29              1,489        1,497,094
                                         ------------
                                           19,022,491
                                         ------------
    Government National
      Mortgage Assoc.
      6.00%, 08/15/28            192          178,446
      6.50%, 05/15/28            239          228,581
                                         ------------
                                              407,027
                                         ------------
  (Cost $23,195,479)                       22,957,076
                                         ------------
U.S. TREASURY OBLIGATIONS -- 11.5%
    U.S. Treasury Bonds
      7.875%, 02/15/21         1,900        2,196,230
      5.25%, 11/15/28-
         02/15/29                300          259,553
                                         ------------
                                            2,455,783
                                         ------------
    U.S. Treasury Notes
      5.875%, 09/30/02           200          200,014
      5.75%, 11/30/02-
         08/15/03              3,050        3,036,307
      6.00%, 07/31/02-
         08/15/04                250          250,781
      6.625%, 07/31/01-
         05/15/06              2,500        2,583,813
      4.75%, 11/15/08          1,700        1,537,903
      5.50%, 03/31/00-
         05/15/09              4,900        4,883,749
                                         ------------
                                           12,492,567
                                         ------------
  (Cost $15,217,537)                       14,948,350
                                         ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
    Case Equipment Loan
      Trust Series 1998-B
      Cl-A4
      5.92%, 10/15/05            200          197,293
    CIT RV Trust Series
      1998-A Cl-A4
      6.09%, 02/15/12            100           98,488
    Comed Transitional
      Funding Trust Series
      1998-1 Cl-A6
      5.63%, 06/25/09            100           94,037

-----------------------------------------------------
                                 PAR
                               (000)            VALUE
-----------------------------------------------------
    General Motors
      Acceptance Corp.
      Series 1999-Cl
      Cl-A2
      6.17%, 05/15/33        $   150     $    139,022
    Morgan Stanley Capital
      I 1998-WF1 Cl-A2
      6.55%, 12/15/07            500          479,447
    Nationslink Funding
      Corp. Series 1998-2
      Cl-A1
      6.001%, 11/20/07            94           90,511
    Nationslink Funding
      Corp. Series 1999-1
      Cl-A2
      6.316%, 11/20/08           250          235,776
                                         ------------
  (Cost $1,382,987)                         1,334,574
                                         ------------
                            PRINCIPAL
                            IN LOCAL
                            CURRENCY
                              (000)
                            ---------
FOREIGN BONDS -- 6.6%
  AUSTRALIA -- 0.2%
    Australian Government
      9.50%, 08/15/03            435          307,629
                                         ------------
  CANADA -- 0.3%
    Canadian Government
      5.00%, 03/15/00            440          299,124
      6.00%, 06/01/08            100           67,714
                                         ------------
                                              366,838
                                         ------------
  DENMARK -- 0.1%
    Kingdom of Denmark
      8.00%, 03/15/06            450           72,234
                                         ------------
  GERMANY -- 3.4%
    Deutschland Republic
      6.00%, 09/15/03          2,337        2,575,703
      4.12%, 07/04/08          1,900        1,849,216
                                         ------------
                                            4,424,919
                                         ------------
JAPAN -- 1.9%
    Japanese Government
      2.90%, 12/20/05        240,000        2,524,794
                                         ------------
  UNITED KINGDOM -- 0.7%
    United Kingdom
      Treasury
      9.00%, 10/13/08            450          904,844
                                         ------------
TOTAL FOREIGN BONDS
  (Cost $8,789,084)                         8,601,258
                                         ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund                2,276     $      2,276
    Temporary Investment
      Fund                     2,276            2,276
                                         ------------
  (Cost $4,552)                                 4,552
                                         ------------
TOTAL INVESTMENTS -- 98.7%
  (Cost $122,590,668)                     128,699,416
OTHER ASSETS LESS LIABILITIES -- 1.3%       1,703,195
                                         ------------
NET ASSETS -- 100.0%                     $130,402,611
                                         ============

Cash with an aggregate market value of $318,750 has been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 1999:

                       EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION              MONTH       CONTRACTS    APPRECIATION
-----------            ----------    ---------    ------------
S&P 500 Index            12/99           7          $173,100
S&P 500 Index            03/00           8            85,075
                                                    --------
                                                    $258,175
                                                    ========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 0.7% of net assets.

See Notes to Financial Statements.

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                PAR)
                               (000           VALUE
---------------------------------------------------
CORPORATE OBLIGATIONS -- 92.9%
  ADVERTISING -- 0.4%
    Outdoor Systems, Inc.
      9.375%, 10/15/06       $   75    $     78,000
      8.875%, 06/15/07          350         357,000
                                       ------------
                                            435,000
                                       ------------
  AEROSPACE -- 0.4%
    Anteon Corp.
      12.00%, 05/15/09          450         434,250
                                       ------------
  AUTOMOTIVE PARTS -- 3.0%
    Accuride Corp. Cl-B
      9.25%, 02/01/08           475         429,875
    Aftermarket Technology,
      Inc.
      12.00%, 08/01/04          100         101,000
    Aftermarket Technology,
      Inc. Cl-D
      12.00%, 08/01/04          325         328,250
    American Axle &
      Manufacturing, Inc.
      144A
      9.75%, 03/01/09           800         792,000
    French, (J.L.)
      Automotive Casting,
      Inc. 144A
      11.50%, 06/01/09          600         595,500
    HDA Parts System, Inc.
      144A
      12.00%, 08/01/05          250         241,250
    Lear Corp.
      9.50%, 07/15/06            50          50,625
      8.11%, 05/15/09 144A      700         672,315
    Oxford Automotive, Inc.
      10.125%, 06/15/07         300         271,500
                                       ------------
                                          3,482,315
                                       ------------
  BEVERAGES -- 0.7%
    National Wine & Spirits
      10.125%, 01/15/09         175         173,688
    Triarc Consumer
      Beverage Co. 144A
      10.25%, 02/15/09          625         593,750
                                       ------------
                                            767,438
                                       ------------
  BROADCASTING -- 6.5%
    Acme Television Co.
      Cl-B [STEP]
      10.635%, 09/30/04         575         508,875
    Big City Radio, Inc.
      [STEP]
      13.028%, 03/15/05         450         308,250
    Capstar Broadcasting
      Corp.
      9.25%, 07/01/07           100         102,500
    Chancellor Media Corp.
      9.00%, 10/01/08         1,425       1,467,750

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
    Chancellor Media Corp.
      L.A. Cl-B
      10.50%, 01/15/07       $   50    $     54,500
      8.75%, 06/15/07            50          49,750
      8.125%, 12/15/07        1,525       1,509,749
    Cumulus Media, Inc.
      10.375%, 07/01/08         375         388,125
    Fox/Liberty Networks
      LLC
      8.875%, 08/15/07          400         406,000
      9.709%, 08/15/07
      [STEP]                    525         417,375
    Lamar Advertising
      8.625%, 09/15/07          100          98,500
    SFX Broadcasting, Inc.
      Cl-B
      10.75%, 05/15/06          200         223,834
    Sinclair Broadcasting
      Group, Inc.
      10.00%, 09/30/05          175         175,000
      9.00%, 07/15/07           425         399,500
      8.75%, 12/15/07           425         395,250
    UIH Australia Pacific,
      Inc. Cl-B [STEP]
      15.663%, 05/15/06         325         253,500
    United International
      Holdings, Inc. Cl-B
      [STEP]
      11.532%, 02/15/08       1,525         937,875
                                       ------------
                                          7,696,333
                                       ------------
  BUILDING MATERIALS -- 1.0%
    American Builders &
      Contractors Supply
      Co., Inc. Cl-B
      10.625%, 05/15/07         300         265,500
    Building Materials
      Holdings Corp.
      8.625%, 12/15/06          250         236,875
    Falcon Building
      Products, Inc. Cl-B
      [STEP]
      12.198%, 06/15/07         350         260,750
    Juno Lighting, Inc.
      144A
      11.875%, 07/01/09         150         135,750
    NCI Building Systems,
      Inc. Cl-B
      9.25%, 05/01/09           250         232,500
                                       ------------
                                          1,131,375
                                       ------------
  BUSINESS SERVICES -- 5.0%
    Dialog Corp. PLC Cl-A
      11.00%, 11/15/07          425         361,250
    e.spire Communications,
      Inc. [STEP]
      13.324%, 11/01/05         275         166,375

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
    Intermedia Communications,
    Inc. [STEP]
      9.733%, 05/15/06       $  100    $     82,500
      12.25%, 03/01/09        1,300         708,500
    Intermedia
      Communications, Inc.
      Cl-B
      10.56%, 07/15/07
      [STEP]                    850         590,750
      8.875%, 11/01/07           50          45,000
      8.60%, 06/01/08           275         243,375
    NEXTLINK
      Communications, Inc.
      9.00%, 03/15/08           150         141,375
      11.077%, 04/15/08
      [STEP]                    950         570,000
      10.75%, 06/01/09          500         511,250
      12.274%, 06/01/09
      [STEP]                  2,100       1,238,999
    Orion Network Systems
      11.25%, 01/15/07          450         335,250
    Sitel Corp.
      9.25%, 03/15/06           375         346,875
    U.S. Office Products
      Co.
      9.75%, 06/15/08           925         476,375
                                       ------------
                                          5,817,874
                                       ------------
  CABLE TELEVISION -- 6.0%
    Charter Communication
      Holdings LLC [STEP]
      9.92%, 04/01/11           775         461,125
    CSC Holdings, Inc.
      9.25%, 11/01/05           500         510,000
      9.875%, 05/15/06          400         414,000
      7.875%, 12/15/07           50          49,544
      9.875%, 02/15/13          300         312,000
    Diamond Holdings Co.
      PLC
      9.125%, 02/01/08          200         199,000
    Echostar DBS Corp.
      9.375%, 02/01/09        1,325       1,318,374
    International CableTel,
      Inc. Cl-B [STEP]
      9.743%, 02/01/06          125         110,313
    Lenfest Communications,
      Inc.
      8.375%, 11/01/05          150         154,125
    Pegasus Communications
      Corp. Cl-B
      9.625%, 10/15/05        1,000         975,000
      9.75%, 12/01/06           225         219,375
    Telewest Communications
      PLC
      10.802%, 10/01/07
      [STEP]                    800         733,000
      11.25%, 11/01/08          200         217,000
      9.25%, 04/15/09
      [STEP] 144A               600         367,500

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
    United Pan-Europe
      Communication Corp.
      [STEP] 144A
      12.446%, 08/01/09      $1,800    $    954,000
      13.375%, 11/01/09         375         198,750
                                       ------------
                                          7,193,106
                                       ------------
  CAPITAL GOODS -- 0.1%
    Buckeye Cellulose Corp.
      9.25%, 09/15/08           100         100,500
                                       ------------
  CHEMICALS -- 4.3%
    General Chemical
      Industry Products,
      Inc. 144A
      10.625%, 05/01/09         500         488,750
    Huntsman Corp. 144A
      9.50%, 07/01/07           625         581,250
    Huntsman ICI Chemicals
      144A
      10.125%, 07/01/09         400         402,000
    ISP Holdings, Inc. Cl-B
      9.00%, 10/15/03           400         391,000
    Lyondell Chemical Co.
      9.625%, 05/01/07 144A     150         150,375
      10.875%, 05/01/09       1,075       1,075,000
    Polymer Group, Inc.
      Cl-B
      9.00%, 07/01/07           550         529,375
      8.75%, 03/01/08           750         706,875
    Sterling Chemicals,
      Inc.
      12.375%, 07/15/06
      144A                      175         170,625
      11.75%, 08/15/06          450         285,750
    Texas Petrochemical
      Corp.
      11.125%, 07/01/06         300         244,500
                                       ------------
                                          5,025,500
                                       ------------
  CLOTHING & APPAREL -- 0.6%
    Boyds Collection Ltd.
      9.00%, 05/15/08            90          87,975
    GFSI, Inc. Cl-B
      9.625%, 03/01/07          475         315,875
    Pillowtex Corp.
      10.00%, 11/15/06          150          54,750
    Pillowtex Corp. Cl-B
      9.00%, 12/15/07           575         204,125
                                       ------------
                                            662,725
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 0.3%
    Alvey Systems, Inc.
      11.375%, 01/31/03          35          35,875
    DIVA Systems Corp. Cl-B
      [STEP]
      11.851%, 03/01/08         100          28,500
    Verio, Inc.
      11.25%, 12/01/08          250         262,188
                                       ------------
                                            326,563
                                       ------------

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
  CONGLOMERATES -- 0.3%
    Eagle-Picher
      Industries, Inc.
      9.375%, 03/01/08       $  400    $    342,000
                                       ------------
  CONSTRUCTION -- 0.8%
    Building Materials
      Holdings Corp. Cl-B
      8.00%, 10/15/07           100          91,250
    Formica Corp.
      10.875%, 03/01/09         425         384,625
    MMI Products, Inc. Cl-B
      11.25%, 04/15/07          400         408,000
                                       ------------
                                            883,875
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 3.3%
    Albecca, Inc.
      10.75%, 08/15/08          350         253,750
    Amscan Holdings, Inc.
      9.875%, 12/15/07          425         346,375
    Chattem, Inc. Cl-B
      8.875%, 04/01/08          550         492,250
    Collins & Aikman Floor
      Coverings Corp.
      10.00%, 01/15/07          150         145,500
    Collins & Aikman
      Products Corp.
      11.50%, 04/15/06          450         430,875
    Diamond Brands
      Operating, Inc.
      10.125%, 04/15/08          50          38,750
      12.83%, 04/15/09
      [STEP]                     50           9,250
    Glenoit Corp.
      11.00%, 04/15/07          175          97,125
    NBTY, Inc. Cl-B
      8.625%, 09/15/07          400         342,000
    Playtex Family Products
      Corp.
      9.00%, 12/15/03           450         444,375
    Revlon Consumer
      Products Corp.
      8.625%, 02/01/08        1,500         817,500
    Sleepmaster, Inc. 144A
      11.00%, 05/15/09          150         150,750
    Volume Services America
      11.25%, 03/01/09          250         247,500
                                       ------------
                                          3,816,000
                                       ------------
  CONTAINERS & PACKAGING -- 1.1%
    Owens-Illinois, Inc.
      8.10%, 05/15/07           250         241,565
    Packaging Corp. of
      America, Inc. 144A
      9.625%, 04/01/09          250         250,000

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
    Russell Stanley
      Holdings, Inc.
      10.875%, 02/15/09      $  300    $    274,500
    Stone Container Corp.
      12.25%, 04/01/02          400         404,000
    Tekni-Plex, Inc. Cl-B
      9.25%, 03/01/08           150         144,000
                                       ------------
                                          1,314,065
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.3%
    Amphenol Corp.
      9.875%, 05/15/07          450         452,250
    SCG Holdings Corp. 144A
      12.00%, 08/01/09          250         256,250
    Viasystems, Inc. Cl-B
      9.75%, 06/01/07           100          80,500
    WESCO Distribution,
      Inc. Cl-B
      9.125%, 06/01/08          800         720,000
                                       ------------
                                          1,509,000
                                       ------------
  ENTERTAINMENT & LEISURE -- 3.4%
    AMF Group, Inc. [STEP]
      16.056%, 03/15/06         512         258,560
    Florida Panthers
      Holdings, Inc.
      9.875%, 04/15/09          700         661,500
    Premier Parks, Inc.
      9.25%, 04/01/06            75          71,813
      9.75%, 06/15/07           500         493,750
      10.321%, 04/01/08
      [STEP]                  2,150       1,408,249
    Regal Cinemas, Inc.
      9.50%, 06/01/08         1,125         860,625
    True Temper Sports,
      Inc.
      10.875%, 12/01/08         225         215,438
                                       ------------
                                          3,969,935
                                       ------------
  ENVIRONMENTAL SERVICES -- 2.3%
    Allied Waste North
      America Co. 144A
      10.00%, 08/01/09        1,475       1,261,125
    Allied Waste North
      America Co. Cl-B
      7.625%, 01/01/06        1,100         959,750
      7.875%, 01/01/09          525         444,938
                                       ------------
                                          2,665,813
                                       ------------
  FARMING & AGRICULTURE -- 0.1%
    Royster-Clark, Inc.
      144A
      10.25%, 04/01/09          125         113,125
                                       ------------
  FINANCIAL -- BANK & TRUST -- 1.3%
    GS Escrow Corp.
      7.125%, 08/01/05        1,300       1,195,441
    RBF Finance Co.
      11.375%, 03/15/09         350         371,000
                                       ------------
                                          1,566,441
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
FINANCIAL SERVICES -- 0.6%
    Caithness Coso Fund
      Corp. 144A
      9.05%, 12/15/09        $  500    $    495,000
    Unilab Finance Corp.
      144A
      12.75%, 10/01/09          250         251,250
                                       ------------
                                            746,250
                                       ------------
  FOOD -- 2.6%
    Agrilink Foods, Inc.
      11.875%, 11/01/08         500         445,000
    Ameriserv Food
      Distributor, Inc.
      8.875%, 10/15/06          100          65,500
      10.125%, 07/15/07       1,025         497,125
    Aurora Foods, Inc.
      9.875%, 02/15/07          250         255,625
    Dominos, Inc. Cl-B
      10.375%, 01/15/09         400         367,000
    Eagle Family Foods,
      Inc. Cl-B
      8.75%, 01/15/08           600         465,000
    International Home
      Foods, Inc.
      10.375%, 11/01/06         850         875,500
    Jitney-Jungle Stores,
      Inc.+
      10.375%, 09/15/07         150           3,750
    Nebco Evans Holding Co.
      [STEP]
      10.875%, 07/15/07         125          38,125
                                       ------------
                                          3,012,625
                                       ------------
  FURNITURE -- 0.2%
    Sealy Mattress Co. Cl-B
      9.875%, 12/15/07           50          48,750
      10.95%, 12/15/07
      [STEP]                    350         236,250
                                       ------------
                                            285,000
                                       ------------
  HEALTHCARE SERVICES -- 3.4%
    Alliance Imaging, Inc.
      9.625%, 12/15/05          450         492,750
    Columbia HCA
      Healthcare, Inc.
      6.91%, 06/15/05           800         724,560
    Everest Healthcare
      Services, Inc.
      9.75%, 05/01/08           225         204,750
    Genesis Health
      Ventures, Inc.
      9.25%, 10/01/06           200          71,000
      9.875%, 01/15/09          150          56,250
    Hudson Respiratory
      Care, Inc.
      9.125%, 04/15/08          250         196,250

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
    Tenet Healthcare Corp.
      8.00%, 01/15/05        $  850    $    799,000
      8.625%, 01/15/07          400         376,000
      7.625%, 06/01/08          100          88,500
      8.125%, 12/01/08        1,125       1,023,750
                                       ------------
                                          4,032,810
                                       ------------
  INDUSTRIAL PRODUCTS -- 1.3%
    Continental Global
      Group, Inc. Cl-B
      11.00%, 04/01/07          100          55,500
    Hexcel Corp.
      9.75%, 01/15/09           475         391,875
    ISG Resources, Inc.
      10.00%, 04/15/08          300         268,500
    Simmons Co.
      10.25%, 03/15/09           75          74,250
    United Industries Corp.
      144A
      9.875%, 04/01/09          300         270,000
    URS Corp. Series B 144A
      12.25%, 05/01/09          425         431,375
                                       ------------
                                          1,491,500
                                       ------------
  MACHINERY & EQUIPMENT -- 2.4%
    Blount, Inc. 144A
      13.00%, 08/01/09          425         438,813
    Clark Materials
      Handling Corp. Cl-D
      10.75%, 11/15/06          150         101,250
    Columbus McKinnon Corp.
      8.50%, 04/01/08           150         126,750
    National Equipment
      Services, Inc. Cl-B
      10.00%, 11/30/04           50          49,250
    National Equipment
      Services, Inc. Cl-D
      10.00%, 11/30/04          475         467,875
    Nationsrent, Inc.
      10.375%, 12/15/08         450         435,375
    United Rentals, Inc.
      9.25%, 01/15/09         1,075         986,312
    Wec Co. 144A
      12.00%, 07/15/09          250         236,250
                                       ------------
                                          2,841,875
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.5%
    CONMED Corp.
      9.00%, 03/15/08           625         559,375
    Dade International,
      Inc. Cl-B
      11.125%, 05/01/06         475         491,625

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
    Fisher Scientific
      International, Inc.
      9.00%, 02/01/08        $  500    $    472,500
      9.00%, 02/01/08           725         685,125
    Hanger Orthopedic
      Group, Inc. 144A
      11.25%, 06/15/09          250         243,750
    Kinetic Concepts, Inc.
      Cl-B
      9.625%, 11/01/07          725         474,875
                                       ------------
                                          2,927,250
                                       ------------
  METALS & MINING -- 2.8%
    AEI Resources, Inc.
      144A
      10.50%, 12/15/05          450         398,250
      11.50%, 12/15/06          300         262,500
    California Steel
      Industries 144A
      8.50%, 04/01/09           300         286,500
    Euramax International
      PLC
      11.25%, 10/01/06          350         351,750
    Metals USA, Inc.
      8.625%, 02/15/08          525         472,499
    Murrin Murrin Holdings
      PTY
      9.375%, 08/31/07          300         259,500
    National Steel Corp.
      Cl-D
      9.875%, 03/01/09          300         298,500
    Neenah Corp.
      11.125%, 05/01/07         375         347,813
    Neenah Corp. Cl-B
      11.125%, 05/01/07         225         208,688
    Republic Technologies,
      Inc. 144A
      13.75%, 07/15/09          400         372,000
    Ryerson Tull, Inc.
      8.50%, 07/15/01            50          50,202
                                       ------------
                                          3,308,202
                                       ------------
  OFFICE EQUIPMENT -- 0.3%
    Buhrmann U.S., Inc.
      144A
      12.25%, 11/01/09          400         398,000
                                       ------------
  OIL & GAS -- 2.8%
    Comstock Resources,
      Inc. 144A
      11.25%, 05/01/07          200         207,500
    Continental Resources,
      Inc.
      10.25%, 08/01/08          375         315,000
    Forcenergy, Inc.+
      8.50%, 02/15/07           300         247,500
    Forest Oil Corp.
      10.50%, 01/15/06          300         307,500
    Houston Exploration Co.
      Cl-B
      8.625%, 01/01/08          200         192,000

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
    Pogo Producing Co. Cl-B
      10.375%, 02/15/09      $  250    $    260,000
    Pride Petroleum
      Services, Inc.
      9.375%, 05/01/07          350         349,125
    R&B Falcon Corp.
      12.25%, 03/15/06          500         530,000
    Triton Energy Ltd.
      8.75%, 04/15/02           575         567,813
    Universal Compression
      Holdings [STEP]
      9.665%, 02/15/08          325         201,500
      12.454%, 02/15/09         100          55,500
                                       ------------
                                          3,233,438
                                       ------------
  PRINTING & PUBLISHING -- 0.9%
    Garden State
      Newspapers, Inc. Cl-B
      8.75%, 10/01/09           475         440,563
    Hollinger International
      Publishing Co.
      9.25%, 02/01/06-
      03/15/07                  425         418,625
    Ziff-Davis, Inc.
      8.50%, 05/01/08           150         139,875
                                       ------------
                                            999,063
                                       ------------
  RAILROADS -- 0.2%
    Railworks Corp.
      11.50%, 04/15/09          250         243,750
                                       ------------
  REAL ESTATE -- 1.3%
    HMH Properties, Inc.
      Cl-A
      7.875%, 08/01/05          400         370,000
    HMH Properties, Inc.
      Cl-B
      7.875%, 08/01/08          825         726,000
    HMH Properties, Inc.
      Cl-C
      8.45%, 12/01/08           450         409,500
                                       ------------
                                          1,505,500
                                       ------------
  RESTAURANTS -- 0.5%
    Advantica Restaurant
      Group, Inc.
      11.25%, 01/15/08          250         201,250
    Carrols Corp.
      9.50%, 12/01/08           450         374,625
                                       ------------
                                            575,875
                                       ------------
  RETAIL & MERCHANDISING -- 0.1%
    Community Distributors,
      Inc. Cl-B
      10.25%, 10/15/04          200         171,000
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
SEMICONDUCTORS -- 0.5%
    Fairchild Semiconductor
      Corp.
      10.375%, 10/01/07
      144A                   $  150    $    150,750
      10.75%, 04/15/09          550         475,750
                                       ------------
                                            626,500
                                       ------------
  TELECOMMUNICATIONS -- 24.4%
    American Cellular Corp.
      10.50%, 05/15/08          500         540,000
    Arch Communications,
      Inc.
      12.75%, 07/01/07          150         105,750
    Call-Net Enterprises,
      Inc. [STEP]
      8.949%, 08/15/07          425         278,375
      9.441%, 08/15/08          425         252,875
      11.162%, 05/15/09       1,700         964,750
    Centennial Cellular
      Corp.
      10.75%, 12/15/08          500         525,000
    Crown Castle
      International Corp.
      [STEP]
      10.483%, 05/15/11       1,100         654,500
      11.272%, 08/01/11
      144A                    1,000         600,000
    Dolphin Telecom PLC
      [STEP] 144A
      14.00%, 05/15/09          600         240,000
    Hermes Europe Railtel
      BV, Inc.
      11.50%, 08/15/07          750         750,000
      10.375%, 01/15/09         350         334,250
    ICG Holdings, Inc.
      [STEP]
      11.727%, 05/01/06         500         383,265
      10.82%, 03/15/07          525         345,471
    IXC Communications,
      Inc.
      9.00%, 04/15/08           500         500,000
    Lenfest Communications,
      Inc.
      8.25%, 02/15/08           250         251,250
    Level 3 Communications,
      Inc.
      9.125%, 05/01/08        1,500       1,406,250
      10.79%, 12/01/08
      [STEP]                  2,350       1,427,625
    McLeodUSA, Inc.
      9.918%, 03/01/07
      [STEP]                    875         693,438
      8.375%, 03/15/08          150         141,000
      8.125%, 02/15/09          700         651,000
    MetroNet Communications
      Corp. [STEP]
      10.282%, 06/15/08       1,000         782,500

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
    Millicom International
      Cellular, Inc. [STEP]
      13.416%, 06/01/06      $  850    $    620,500
    Nextel Communications,
      Inc. [STEP]
      10.845%, 09/15/07         700         528,500
      10.628%, 02/15/08       2,650       1,894,749
    Nextel International,
      Inc. [STEP]
      12.125%, 04/15/08          50          26,261
    Nextel Partners, Inc.
      [STEP]
      13.273%, 02/01/09         400         250,000
    NTL Communications
      Corp. Cl-B
      11.50%, 10/01/08          650         698,750
    NTL, Inc. Cl-B [STEP]
      10.369%, 04/01/08       2,125       1,444,999
      10.732%, 10/01/08       1,800       1,233,000
    Orange PLC
      8.00%, 08/01/08           550         551,375
    Paging Network, Inc.
      10.125%, 08/01/07          50          15,750
      10.00%, 10/15/08          325         102,375
    Pathnet, Inc.
      12.25%, 04/15/08          100          58,500
    PSINet, Inc.
      11.50%, 11/01/08          325         338,000
      11.00%, 08/01/09 144A     600         618,000
    PSINet, Inc. Cl-B
      10.00%, 02/15/05          425         418,625
    Qwest Communications
      International, Inc.
      [STEP]
      8.24%, 10/15/07           700         553,000
    RCN Corp. [STEP]
      12.214%, 10/15/07       1,050         732,375
    Rogers Cantel, Inc.
      8.80%, 10/01/07           225         227,250
    Telecommunications
      Techniques Co.
      9.75%, 05/15/08         1,200       1,146,000
    Telesystem
      International
      Wireless, Inc. Cl-B
      [STEP]
      14.691%, 06/30/07         800         412,000
      10.352%, 11/01/07          75          32,625
    Teligent, Inc.
      11.50%, 12/01/07          600         555,000
    Teligent, Inc. Cl-B
      [STEP]
      14.947%, 03/01/08         650         347,750
    Tritel PCS, Inc. [STEP]
      144A
      12.75%, 05/15/09          450         273,375
    Triton PCS, Inc. [STEP]
      13.458%, 05/01/08         725         503,875
    U.S. Unwired, Inc.
      [STEP] 144A
      13.375%, 11/01/09         500         263,750

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
    US Xchange LLC
      15.00%, 07/01/08       $  400    $    393,000
    Viatel, Inc.
      11.25%, 04/15/08           75          71,625
      13.739%, 04/15/08
      [STEP]                  1,800       1,053,000
      11.50%, 03/15/09          100          97,000
    Williams Communications
      Group, Inc.
      10.875%, 10/01/09         875         903,438
    Winstar Communications,
      Inc. [STEP]
      8.386%, 03/15/08          625         553,125
                                       ------------
                                         28,744,871
                                       ------------
  TRANSPORTATION -- 2.7%
    Allied Holdings, Inc.
      Cl-B
      8.625%, 10/01/07          400         350,000
    Ameritruck Distribution
      Corp. Cl-B+*
      12.25%, 11/15/05           50           2,750
    Avis Rent A Car, Inc.
      144A
      11.00%, 05/01/09          350         362,250
    Gearbulk Holding Ltd.
      11.25%, 12/01/04          525         531,563
    Holt Group
      9.75%, 01/15/06           100          68,500
    Johnstown America
      Industries, Inc.
      11.75%, 08/15/05          250         255,625
    Motor Coach Industries,
      Inc. 144A
      11.25%, 05/01/09          400         404,000
    Stena AB
      10.50%, 12/15/05          350         343,875
      8.75%, 06/15/07           900         803,250
    Stena Line AB
      10.625%, 06/01/08         100          70,250
                                       ------------
                                          3,192,063
                                       ------------
  UTILITIES -- 1.2%
    CMS Energy Corp.
      7.50%, 01/15/09           525         483,121
    El Paso Electric Co.
      Cl-E
      9.40%, 05/01/11           300         327,609
    International Utility
      Structures, Inc.
      10.75%, 02/01/08          125         113,125
    Niagara Mohawk Power
      Corp. Cl-H [STEP]
      7.788%, 07/01/10          650         491,829
                                       ------------
                                          1,415,684
                                       ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $117,522,685)                   109,004,489
                                       ------------

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
COMMON STOCK -- 0.0%
  COMPUTER SERVICES & SOFTWARE -- 0.0%
    Diva Systems Corp.
      Warrants*                 300           2,400
                                       ------------
  OIL & GAS -- 0.0%
    R&B Falcon Corp.
      Warrants 144A*            275          55,137
                                       ------------
  TELECOMMUNICATIONS -- 0.0%
    Pathnet, Inc. Warrants
      144A*                     100           1,013
                                       ------------
TOTAL COMMON STOCK
  (Cost $0)                                  58,550
                                       ------------
PREFERRED STOCK -- 2.5%
  BROADCASTING -- 0.9%
    Benedek Communications
      Corp.
      11.50% [PIK]              100          77,500
    Capstar Communications,
      Inc. Cl-E
      12.625% [PIK]             564          67,963
    Cumulus Media, Inc.
      Cl-A
      13.75%                    278         304,410
    Sinclair Capital Cl-A
      $11.625                 5,600         562,800
                                       ------------
                                          1,012,673
                                       ------------
  CONTAINERS & PACKAGING -- 0.1%
    Packaging Corp of
      America, Inc.
      12.375% [PIK] 144A        793          84,653
                                       ------------
  FOOD -- 0.0%
    Nebco Evans Holding Co.
      11.25% [PIK]              645          19,673
                                       ------------
  HEALTHCARE SERVICES -- 0.0%
    River Holding Corp.
      Cl-B
      11.50% [PIK]              592          40,348
                                       ------------
  OIL & GAS -- 0.4%
    R&B Falcon Corp.
      13.875% [PIK]             425         419,418
                                       ------------
  PRINTING & PUBLISHING -- 1.1%
    Primedia, Inc. Cl-D
      10.00%                  5,700         561,449
    Primedia, Inc. Cl-F
      9.20%                   2,950         275,825
    Primedia, Inc. Cl-H
      8.625%                  5,250         454,125
                                       ------------
                                          1,291,399
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
TELECOMMUNICATIONS -- 0.0%
    Nextel Communications,
      Inc. Cl-E
      11.125% [PIK]              25    $     25,875
                                       ------------
TOTAL PREFERRED STOCK
  (Cost $3,078,123)                       2,894,039
                                       ------------
                              PAR
                             (000)
                             -----
REPURCHASE AGREEMENTS -- 2.7%
  Greenwich Capital
    Markets, Inc., 5.15%,
    dated 10/29/99,
    maturing 11/01/99,
    repurchase price
    $3,182,365,
    (Collateralized by U.S.
    Treasury Notes, 5.75%,
    par value $3,187,000,
    market value
    $3,239,293, due
    11/30/02)
  (Cost $3,181,000)          $3,181       3,181,000
                                       ------------

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund                 518    $        518
    Temporary Investment
      Fund                      518             518
                                       ------------
  (Cost $1,036)                               1,036
                                       ------------
TOTAL INVESTMENTS -- 98.1%
  (Cost $123,782,844)                   115,139,114
OTHER ASSETS LESS
  LIABILITIES -- 1.9%                     2,198,154
                                       ------------
NET ASSETS -- 100.0%                   $117,337,268
                                       ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
+ Illiquid security. At the end of the year these securities amounted to 0.2% of net assets.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 12.9% of net assets.

See Notes to Financial Statements.

ASAF OPPENHEIMER
LARGE-CAP GROWTH FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 83.0%
  BROADCASTING -- 1.4%
    Infinity Broadcasting
      Corp.*                  24,500    $   846,781
                                        -----------
  CLOTHING & APPAREL -- 1.9%
    Abercrombie & Fitch Co.
      Cl-A*                   18,900        515,025
    Intimate Brands, Inc.     14,450        592,450
                                        -----------
                                          1,107,475
                                        -----------
  COMPUTER HARDWARE -- 3.3%
    Apple Computer, Inc.*      8,000        641,000
    Dell Computer Corp.*      11,700        469,463
    EMC Corp.*                11,400        832,200
                                        -----------
                                          1,942,663
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 10.6%
    America Online, Inc.*      9,200      1,193,125
    At Home Corp.*            11,200        418,600
    Cisco Systems, Inc.*      20,000      1,480,000
    Citrix Systems, Inc.*      8,000        513,000
    Compuware Corp.*          18,600        517,313
    Microsoft Corp.*          23,100      2,138,193
                                        -----------
                                          6,260,231
                                        -----------
  CONGLOMERATES -- 4.1%
    Tyco International Ltd.   61,000      2,436,188
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 6.4%
    E-Tek Dynamics, Inc.*      7,000        466,375
    Sanmina Corp.*             5,000        450,313
    Solectron Corp.*           9,900        744,975
    Tandy Corp.*              33,500      2,108,406
                                        -----------
                                          3,770,069
                                        -----------
  ENTERTAINMENT & LEISURE -- 0.5%
    Royal Caribbean Cruises
      Ltd.                     6,000        318,375
                                        -----------
  FINANCIAL -- BANK & TRUST -- 1.0%
    Fifth Third Bancorp        7,800        575,738
                                        -----------
  FINANCIAL SERVICES -- 3.8%
    Citigroup, Inc.           13,000        703,625
    Merrill Lynch & Co.,
      Inc.                     6,500        510,250
    Schwab, (Charles) Corp.   26,000      1,012,375
                                        -----------
                                          2,226,250
                                        -----------
  HEALTHCARE SERVICES -- 1.9%
    Amgen, Inc.*              14,000      1,116,500
                                        -----------
  INSURANCE -- 2.8%
    American International
      Group, Inc.             16,100      1,657,294
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 0.9%
    Medtronic, Inc.           16,000        554,000
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  OIL & GAS -- 2.5%
    Mobil Corp.               15,100    $ 1,457,150
                                        -----------
  PHARMACEUTICALS -- 4.7%
    Biogen, Inc.*             16,300      1,208,238
    Genentech, Inc.*           2,000        291,500
    IDEC Pharmaceuticals
      Corp.*                   2,000        232,375
    Immunex Corp.*             4,000        252,000
    Waters Corp.*             15,200        807,500
                                        -----------
                                          2,791,613
                                        -----------
  PRINTING & PUBLISHING -- 2.3%
    Lexmark International
      Group, Inc. Cl-A*       17,200      1,342,675
                                        -----------
  RESTAURANTS -- 0.5%
    Outback Steakhouse,
      Inc.*                   12,800        294,400
                                        -----------
  RETAIL & MERCHANDISING -- 14.1%
    Bed, Bath & Beyond,
      Inc.*                    8,000        266,500
    Best Buy Co., Inc.*       27,900      1,550,193
    CVS Corp.                 20,200        877,438
    Gap, Inc.                 16,850        625,556
    Home Depot, Inc.          19,200      1,449,600
    Kohl's Corp.*             20,100      1,503,730
    Tiffany & Co.             20,500      1,219,750
    Wal-Mart Stores, Inc.     14,900        851,163
                                        -----------
                                          8,343,930
                                        -----------
  SEMICONDUCTORS -- 10.9%
    Intel Corp.               15,000      1,161,563
    JDS Uniphase Corp.*       23,000      3,838,124
    Vitesse Semiconductor
      Corp.*                  32,000      1,468,000
                                        -----------
                                          6,467,687
                                        -----------
  TELECOMMUNICATIONS -- 6.8%
    Lucent Technologies,
      Inc.                    16,100      1,034,425
    MCI WorldCom, Inc.*        8,000        686,500
    Nortel Networks Corp.     25,700      1,591,794
    Tellabs, Inc.*            11,000        695,750
                                        -----------
                                          4,008,469
                                        -----------
  UTILITIES -- 2.6%
    AES Corp.*                10,000        564,375
    Enron Corp.               23,600        942,525
                                        -----------
                                          1,506,900
                                        -----------
TOTAL COMMON STOCK
  (Cost $43,352,963)                     49,024,388
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 9.7%
    Temporary Investment
      Cash Fund              2,858,963  $ 2,858,963
    Temporary Investment
      Fund                   2,858,963    2,858,962
                                        -----------
  (Cost $5,717,925)                       5,717,925
                                        -----------
TOTAL INVESTMENTS -- 92.7%
  (Cost $49,070,888)                     54,742,313
OTHER ASSETS LESS
  LIABILITIES -- 7.3%                     4,329,728
                                        -----------
NET ASSETS -- 100.0%                    $59,072,041
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

ASAF LORD ABBETT
GROWTH AND INCOME FUND

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
COMMON STOCK -- 94.5%
  AEROSPACE -- 0.6%
    AlliedSignal, Inc.        15,000    $    854,063
                                        ------------
  AUTOMOBILE MANUFACTURERS -- 1.0%
    Ford Motor Co.            27,000       1,481,625
                                        ------------
  BROADCASTING -- 1.4%
    CBS Corp.*                40,000       1,952,500
                                        ------------
  CHEMICALS -- 2.9%
    Dow Chemical Co.          18,000       2,128,500
    Rohm & Haas Co.           50,000       1,912,500
                                        ------------
                                           4,041,000
                                        ------------
  COMPUTER HARDWARE -- 2.6%
    Apple Computer, Inc.*     12,000         961,500
    International
      Business Machines
      Corp.                   27,000       2,656,125
                                        ------------
                                           3,617,625
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 7.5%
    Cadence Design
      Systems, Inc.*         105,000       1,594,688
    First Data Corp.          35,000       1,599,063
    Oracle Corp.*             35,000       1,664,688
    Sun Microsystems,
      Inc.*                   35,000       3,703,437
    Unisys Corp.*             85,000       2,061,249
                                        ------------
                                          10,623,125
                                        ------------
  CONGLOMERATES -- 1.1%
    Minnesota Mining &
      Manufacturing Co.       17,000       1,616,063
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.5%
    Emerson Electric Co.      35,000       2,102,188
    Honeywell, Inc.           20,000       2,108,750
    Texas Instruments,
      Inc.                    40,000       3,590,000
                                        ------------
                                           7,800,938
                                        ------------
  FINANCIAL -- BANK & TRUST -- 7.9%
    Bank One Corp.            60,000       2,253,750
    BankAmerica Corp.         20,000       1,287,500
    Chase Manhattan Corp.     30,000       2,621,250
    Fleet Boston Corp.        55,000       2,399,375
    Wells Fargo & Co.         55,000       2,633,124
                                        ------------
                                          11,194,999
                                        ------------
  FINANCIAL SERVICES -- 1.2%
    Morgan Stanley, Dean
      Witter & Co.            15,000       1,654,688
                                        ------------
  FOOD -- 3.3%
    Heinz, (H.J.) Co.         45,000       2,148,750
    Ralston Purina Group      80,000       2,515,000
                                        ------------
                                           4,663,750
                                        ------------

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
  HEALTHCARE SERVICES -- 1.2%
    Columbia HCA
      Healthcare Corp.        70,000    $  1,688,750
                                        ------------
  INSURANCE -- 8.4%
    Ace Ltd.                 110,000       2,138,125
    Aetna, Inc.               45,000       2,261,250
    American General
      Corp.                   45,000       3,338,437
    AON Corp.                 75,000       2,662,500
    CIGNA Corp.               20,000       1,495,000
                                        ------------
                                          11,895,312
                                        ------------
  MACHINERY & EQUIPMENT -- 2.4%
    Black & Decker Corp.      30,000       1,290,000
    Deere & Co.               58,000       2,102,500
                                        ------------
                                           3,392,500
                                        ------------
  METALS & MINING -- 3.3%
    Alcoa, Inc.               45,000       2,733,750
    Phelps Dodge Corp.        35,000       1,973,125
                                        ------------
                                           4,706,875
                                        ------------
  OIL & GAS -- 11.7%
    Atlantic Richfield
      Co.                     20,000       1,863,750
    BP Amoco PLC [ADR]        24,000       1,386,000
    Coastal Corp.             70,000       2,948,750
    Mobil Corp.               35,000       3,377,499
    Schlumberger Ltd.         35,000       2,119,688
    Texaco, Inc.              35,000       2,148,125
    Total SA [ADR]            40,000       2,667,500
                                        ------------
                                          16,511,312
                                        ------------
  PAPER & FOREST PRODUCTS -- 2.6%
    International Paper
      Co.                     70,000       3,683,750
                                        ------------
  PHARMACEUTICALS -- 4.5%
    American Home
      Products Corp.          70,000       3,657,500
    Pharmacia & Upjohn,
      Inc.                    50,000       2,696,875
                                        ------------
                                           6,354,375
                                        ------------
  PRINTING & PUBLISHING -- 3.2%
    Dow Jones & Co., Inc.     40,000       2,460,000
    Gannett Co., Inc.         26,000       2,005,250
                                        ------------
                                           4,465,250
                                        ------------
  RETAIL & MERCHANDISING -- 2.4%
    Consolidated Stores
      Corp.*                 100,000       1,831,250
    Federated Department
      Stores, Inc.*           38,000       1,622,125
                                        ------------
                                           3,453,375
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
TELECOMMUNICATIONS -- 13.7%
    Alltel Corp.              36,000    $  2,997,000
    AT&T Corp.                70,000       3,272,499
    Bell Atlantic Corp.       42,000       2,727,375
    Loral Space and
      Communications*         90,000       1,355,625
    MCI WorldCom, Inc.*       35,000       3,003,438
    MediaOne Group, Inc.*     10,000         710,625
    QUALCOMM, Inc.*           13,000       2,895,750
    SBC Communications,
      Inc.                    50,000       2,546,875
                                        ------------
                                          19,509,187
                                        ------------
  UTILITIES -- 6.1%
    Carolina Power &
      Light Co.               50,000       1,725,000
    Dominion Resources,
      Inc.                    40,000       1,925,000
    Duke Energy Corp.         50,000       2,825,000
    FirstEnergy Corp.         85,000       2,215,313
                                        ------------
                                           8,690,313
                                        ------------
TOTAL COMMON STOCK
  (Cost $123,545,236)                    133,851,375
                                        ------------
PREFERRED STOCK -- 1.9%
  CONTAINERS & PACKAGING -- 0.7%
    Owens - Illinois,
      Inc.
      4.75% [CVT]             30,000         990,000
                                        ------------

----------------------------------------------------
                              SHARES        VALUE
----------------------------------------------------
  UTILITIES -- 1.2%
    Houston Industries,
      Inc.
      7.00% [CVT]             15,000    $  1,721,250
                                        ------------
TOTAL PREFERRED STOCK
  (Cost $2,678,608)                        2,711,250
                                        ------------
SHORT-TERM INVESTMENTS -- 6.1%
    Temporary Investment
      Cash Fund            4,333,783       4,333,783
    Temporary Investment
      Fund                 4,333,783       4,333,783
                                        ------------
  (Cost $8,667,566)                        8,667,566
                                        ------------
TOTAL INVESTMENTS -- 102.5%
  (Cost $134,891,410)                    145,230,191
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.5%)                        (3,519,528)
                                        ------------
NET ASSETS -- 100.0%                    $141,710,663
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

ASAF JANUS
OVERSEAS GROWTH FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
FOREIGN STOCK -- 81.8%
  ARGENTINA -- 0.1%
    Telefonica SA [ADR]*        2,570   $    128,339
                                        ------------
  BRAZIL -- 1.0%
    Telecomunicacoes
      Brasileiras SA Pfd.
      [ADR]                    24,260      1,889,247
    Telesp Celular
      Participacoes SA
      [ADR]*                   30,385        748,231
                                        ------------
                                           2,637,478
                                        ------------
  CANADA -- 4.8%
    BCE, Inc.                  12,022        724,148
    Bombardier, Inc. Cl-B      30,035        529,885
    Corus Entertainment,
      Inc.*                    43,107        674,051
    Le Groupe Videotron
      Ltee                     60,602        865,213
    Nortel Networks Corp.      86,850      5,379,272
    OCI Communications,
      Inc.*                    91,079        743,047
    Rogers Communications,
      Inc. Cl-B*              107,792      2,183,833
    Shaw Communications,
      Inc. Cl-B                33,570      1,021,319
                                        ------------
                                          12,120,768
                                        ------------
  FINLAND -- 7.1%
    Nokia AB Oyj               33,093      3,784,671
    Nokia Corp. Cl-A [ADR]     72,085      8,330,323
    Sonera Group Oyj          176,125      5,285,064
    Talentum Oyj Cl-B          17,775        231,662
    Tieto Corp. Cl-B           16,811        583,083
                                        ------------
                                          18,214,803
                                        ------------
  FRANCE -- 7.8%
    Atos SA*                   25,741      3,295,307
    Cap Gemini SA*             10,304      1,559,522
    Carrefour Supermarche
      SA                       27,961      5,172,356
    STMicroelectronics NV*     41,279      3,622,754
    STMicroelectronics NV
      NY Reg.                  22,995      2,089,671
    Total Fina SA Cl-B         14,611      1,973,360
    Vivendi                    27,580      2,088,581
                                        ------------
                                          19,801,551
                                        ------------
  GERMANY -- 4.9%
    Intershop
      Communications AG*        5,068        625,889
    Mannesmann AG              56,681      8,739,585
    Marschollek,
      Lautenschlaeger und
      Partner AG Non-
      Voting Pfd.               8,409      1,765,887
    Porsche AG Pfd.               484      1,322,641
                                        ------------
                                          12,454,002
                                        ------------

----------------------------------------------------
                              SHARES        VALUE
----------------------------------------------------
  HONG KONG -- 3.5%
    China Telecom Ltd.*     2,307,000   $  7,898,326
    China Telecom Ltd.
      [ADR]*                      210         14,175
    Legend Holdings Ltd.*     968,000      1,034,092
                                        ------------
                                           8,946,593
                                        ------------
  INDIA -- 0.3%
    Reliance Industries
      [GDR] 144A*              62,694        771,763
                                        ------------
  ISRAEL -- 0.7%
    Check Point Software
      Technologies Ltd.         2,455        284,013
    Partner Communications
      Co. Ltd. [ADR]*          93,445      1,471,759
                                        ------------
                                           1,755,772
                                        ------------
  ITALY -- 1.2%
    Banca Popolare di
      Brescia                  19,683        832,684
    Gucci Group Designs         1,852        148,229
    Telecom Italia Mobile
      SPA                     197,816      1,235,012
    Unicredito Italiano
      SPA                     175,662        821,601
                                        ------------
                                           3,037,526
                                        ------------
  JAPAN -- 20.8%
    Fuji Bank Ltd.*           190,000      2,603,487
    Fujitsu Ltd.               48,000      1,444,231
    Internet Initiative,
      Inc. [ADR]*               6,800        365,500
    Ito-Yokado Co. Ltd.        11,000        879,072
    Kirin Brewery Co. Ltd.     67,000        766,558
    Matsushita Electric
      Industrial Co. Ltd.*      1,000        167,880
    NEC Corp.                 112,000      2,264,468
    Nippon Telegraph &
      Telephone Corp.             137      2,100,421
    NTT Data Corp.                 97      1,533,633
    NTT Mobile
      Communication
      Network, Inc.               704     18,686,078
    Rohm Co. Ltd.               1,900        425,115
    Softbank Corp.*            12,200      5,061,899
    Sony Corp.                 30,600      4,767,686
    Takeda Chemical
      Industries Ltd.          65,000      3,730,834
    Tokio Marine & Fire
      Insurance Co. Ltd.       31,000        405,471
    Tyco International
      Ltd.                    154,225      6,159,361
    Yamanouchi
      Pharmaceutical Co.
      Ltd.*                    42,000      1,903,602
                                        ------------
                                          53,265,296
                                        ------------
  KOREA -- 0.7%
    SK Telecom Co. Ltd.
      [ADR]                   145,364      1,898,817
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
MEXICO -- 1.7%
    Grupo Televisa SA
      [GDR]*                   37,795   $  1,606,288
    Telefonos de Mexico SA
      Cl-L [ADR]               32,095      2,744,122
                                        ------------
                                           4,350,410
                                        ------------
  NETHERLANDS -- 9.4%
    ASM Lithography
      Holding NV*              25,891      1,825,974
    ASM Lithography
      Holding NV NY Reg.*       4,320        313,740
    Equant NV*                  1,837        178,597
    Equant NV NY Reg.*          7,196        698,012
    Getronics NV               64,762      3,226,426
    Gucci Group NV NY Reg.     42,404      3,424,123
    Koninklijke (Royal)
      Philips Electronics
      NV                       47,190      4,835,906
    Koninklijke (Royal)
      Philips Electronics
      NV NY Reg.               20,389      2,119,182
    TNT Post Group NV         176,497      4,489,271
    United Pan-Europe
      Communications NV*       25,181      1,934,699
    Versatel Telecom
      International NV*        70,043        868,700
                                        ------------
                                          23,914,630
                                        ------------
  SINGAPORE -- 0.8%
    Development Bank of
      Singapore*               77,921        880,442
    Singapore Press
      Holdings Ltd.            68,000      1,164,776
                                        ------------
                                           2,045,218
                                        ------------
  SPAIN -- 1.0%
    Argentaria Caja Postal
      Y Banco Hipotecario
      de Espana SA              8,577        190,213
    Banco Bilbao Vizcaya
      SA                       28,744        386,101
    Banco Santander
      Central Hispano SA       32,673        338,945
    Tele Pizza SA*              1,947         10,396
    Telefonica SA              98,959      1,626,729
                                        ------------
                                           2,552,384
                                        ------------
SWEDEN -- 5.2%
    Assa Abloy AB Cl-B        276,452      3,070,487
    Ericsson, (L.M.)
      Telephone Co. [ADR]      70,730      3,023,708
    Ericsson, (L.M.)
      Telephone Co. Cl-B       70,363      2,921,037
    Securitas AB Cl-B         130,808      1,937,139
    WM-Data AB Cl-B            53,518      2,244,474
                                        ------------
                                          13,196,845
                                        ------------

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
  SWITZERLAND -- 0.8%
    ABB AG*                     9,776   $    984,824
    Julius Baer Holdings
      AG Cl-B                     347      1,044,138
                                        ------------
                                           2,028,962
                                        ------------
  TAIWAN -- 1.0%
    Taiwan Semiconductor
      Manufacturing Co.
      Ltd. [ADR]*              75,913      2,628,488
                                        ------------
  UNITED KINGDOM -- 9.0%
    Baltimore Technologies
      PLC*                     27,957        860,152
    Capita Group PLC           46,926        622,939
    CMG PLC*                   18,899        733,731
    Colt Telecom Group
      PLC*                    159,116      4,749,303
    Compass Group PLC         131,500      1,406,879
    Energis PLC*               13,770        438,574
    Hays PLC                   34,007        388,663
    Logica PLC                116,025      1,771,541
    Orange PLC*                35,307        878,880
    Prudential Corp. PLC*     121,071      1,896,266
    QXL Ltd.*                 175,077        598,988
    SEMA Group PLC            159,398      2,079,377
    Telewest
      Communications PLC*     390,993      1,669,718
    Telewest
      Communications PLC
      Rights*                  35,545         31,496
    Vodafone AirTouch PLC     789,590      3,666,666
    Vodafone AirTouch PLC
      [ADR]                    22,475      1,077,395
                                        ------------
                                          22,870,568
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $167,384,585)                    208,620,213
                                        ------------
U.S. STOCK -- 8.4%
  BROADCASTING -- 2.1%
    UnitedGlobalCom, Inc.
      Cl-A*                    40,690      3,540,029
    UnitedGlobalCom, Inc.
      Pfd. 144A*               27,815      1,665,423
                                        ------------
                                           5,205,452
                                        ------------
  COMPUTER SERVICES & SOFTWARE --1.0%
    Comverse Technology,
      Inc.*                    15,755      1,788,193
    StarMedia Network,
      Inc.*                    26,655        766,331
                                        ------------
                                           2,554,524
                                        ------------
  CONGLOMERATES -- 0.7%
    Seagram Co. Ltd.           37,860      1,869,338
                                        ------------

ASAF JANUS
OVERSEAS GROWTH FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.5%
    Galileo Technology
      Ltd.*                    60,015   $  1,372,843
                                        ------------
  PHARMACEUTICALS -- 0.7%
    QLT PhotoTherapeutics,
      Inc.*                    44,180      1,872,128
                                        ------------
  SEMICONDUCTORS -- 1.5%
    Chartered
      Semiconductor
      Manufacturing            17,780        590,074
    Uniphase Corp.*            20,029      3,342,339
                                        ------------
                                           3,932,413
                                        ------------
TELECOMMUNICATIONS -- 1.9%
    Amdocs Ltd.                87,035      2,420,661
    Firstcom Corp.*            32,720        361,965
    NTL, Inc.*                 24,688      1,860,820
                                        ------------
                                           4,643,446
                                        ------------
TOTAL U.S. STOCK
  (Cost $15,546,519)                      21,450,144
                                        ------------
                               PAR
                              (000)
                              -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.8%
    Federal Home Loan Bank
      5.22%, 12/23/99
  (Cost $19,849,200)          $20,000     19,846,728
                                        ------------
COMMERCIAL PAPER -- 3.2%
    Household Finance
      Corp.
      5.30%, 11/01/99
  (Cost $8,200,000)             8,200      8,200,000
                                        ------------
TOTAL INVESTMENTS -- 101.2%
(Cost $210,980,304)                      258,117,085
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.2%)                        (2,967,391)
                                        ------------
NET ASSETS -- 100.0%                    $255,149,694
                                        ============

Foreign currency exchange contracts outstanding at October 31, 1999:

                                                                    UNREALIZED
SETTLEMENT           CONTRACTS TO     IN EXCHANGE    CONTRACTS     APPRECIATION
MONTH        TYPE       RECEIVE           FOR        AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
11/99       Buy     CHF       135,000   $    91,656   $    88,801     $  (2,855)
12/99       Buy     CHF       150,000       100,569        98,839        (1,730)
04/00       Buy     CHF       530,000       365,039       354,041       (10,998)
11/99       Buy     CAD     1,301,128       884,381       884,637           256
11/99       Buy     EUR     3,858,595     4,170,835     4,064,153      (106,682)
11/99       Buy     GBP       496,526       818,017       815,012        (3,005)
12/99       Buy     GBP     1,200,000     2,000,382     1,973,197       (27,185)
04/00       Buy     GBP     2,100,000     3,486,021     3,453,607       (32,414)
11/99       Buy     HKD    12,443,399     1,601,423     1,601,444            21
05/01       Buy     HKD     8,500,000     1,070,014     1,073,871         3,857
11/99       Buy     JPY    43,186,338       414,175       414,142           (33)
04/00       Buy     JPY 1,200,000,000    11,518,691    11,818,210       299,519
11/99       Buy     SEK     1,931,097       235,836       234,492        (1,344)
                                        -----------   -----------     ---------
                                        $26,757,039   $26,874,446     $ 117,407
                                        ===========   ===========     =========

                                                                    UNREALIZED
SETTLEMENT           CONTRACTS TO       IN EXCHANGE    CONTRACTS     APPRECIATION
MONTH        TYPE       DELIVER             FOR        AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
11/99        Sell   CHF       135,000   $    94,274   $    88,801     $   5,473
 12/99       Sell   CHF       750,000       496,838       494,196         2,642
04/00        Sell   CHF       530,000       365,517       354,041        11,476
11/99        Sell   CAD       300,000       206,401       204,003         2,398
04/00        Sell   CAD     1,300,000       889,315       886,634         2,681
11/99        Sell   EUR     5,320,326     5,532,581     5,605,797       (73,216)
12/99        Sell   EUR     3,050,000     3,250,888     3,219,443        31,445
04/00        Sell   EUR     8,300,000     8,983,470     8,842,343       141,127
11/99        Sell   GBP       685,648     1,130,726     1,125,414         5,312
12/99        Sell   GBP     3,700,000     5,908,527     6,084,026      (175,499)
04/00        Sell   GBP     2,100,000     3,477,035     3,453,606        23,429
05/01        Sell   HKD    56,000,000     7,048,783     7,074,915       (26,132)
11/99        Sell   JPY    80,192,224       685,218       771,241       (86,023)
12/99        Sell   JPY    60,000,000       500,000       578,723       (78,723)
03/00        Sell   JPY   125,000,000     1,206,403     1,226,128       (19,725)
04/00        Sell   JPY 1,786,000,000    17,152,886    17,596,531      (443,645)
07/01        Sell   SGD       950,000       586,482       597,589       (11,107)
                                        -----------   -----------     ---------
                                        $57,515,344   $58,203,431     $(688,087)
                                        ===========   ===========     =========

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of October 31, 1999. Percentages are based on net assets.

                  INDUSTRY
                  --------
Aerospace                                      0.2%
Automobile Manufacturers                       0.5%
Beverages                                      0.3%
Broadcasting                                   0.6%
Business Services                              0.2%
Cable Television                               1.4%
Chemicals                                      2.2%
Clothing & Apparel                             1.4%
Computer Hardware                              1.2%
Computer Services & Software                   4.5%
Conglomerates                                  3.6%
Consumer Products & Services                   5.3%
Electronic Components & Equipment             15.1%
Entertainment & Leisure                        0.6%
Financial -- Bank & Trust                      2.0%
Financial Services                             3.1%
Industrial Products                            4.1%
Insurance                                      0.9%
Machinery & Equipment                          0.9%
Oil & Gas                                      0.8%
Pharmaceuticals                                0.9%
Printing & Publishing                          2.6%
Retail & Merchandising                         0.6%
Semiconductors                                 4.1%
Telecommunications                            22.9%
Transportation                                 1.8%
                                              ----
TOTAL                                         81.8%
                                              ====

----------------------------------------------------
Unless otherwise noted, all stocks are common stock. Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 1.0% of net assets.

See Notes to Financial Statements.

ASAF MARSICO
CAPITAL GROWTH FUND

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
COMMON STOCK -- 90.5%
  ADVERTISING -- 1.0%
    Young & Rubicam, Inc.   119,089    $  5,448,322
                                       ------------
  AIRLINES -- 2.0%
    UAL Corp.*              162,165      11,037,355
                                       ------------
  BEVERAGES -- 2.6%
    Anheuser-Busch
      Companies, Inc.       203,208      14,592,875
                                       ------------
  BROADCASTING -- 2.0%
    Clear Channel
      Communications,
      Inc.*                  88,530       7,115,599
    UnitedGlobalCom, Inc.
      Cl-A*                  46,889       4,079,343
                                       ------------
                                         11,194,942
                                       ------------
  COMPUTER HARDWARE -- 6.5%
    Dell Computer Corp.*    262,567      10,535,501
    EMC Corp.*              358,666      26,182,618
                                       ------------
                                         36,718,119
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 13.6%
    America Online, Inc.*   129,351      16,775,208
    Cisco Systems, Inc.*    200,868      14,864,232
    Juniper Networks,
      Inc.*                  25,864       7,128,765
    Microsoft Corp.*        280,353      25,950,174
    Sun Microsystems,
      Inc.*                 111,961      11,846,873
                                       ------------
                                         76,565,252
                                       ------------
  CONSTRUCTION -- 0.1%
    M.D.C. Holdings, Inc.    20,000         312,500
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 0.7%
    Estee Lauder
      Companies, Inc. Cl-A   84,149       3,923,447
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.1%
    General Electric Co.     88,571      12,006,906
    Texas Instruments,
      Inc.                  122,220      10,969,245
                                       ------------
                                         22,976,151
                                       ------------
  ENTERTAINMENT & LEISURE -- 3.3%
    Time Warner, Inc.       270,148      18,825,939
                                       ------------
  EQUIPMENT SERVICES -- 1.2%
    Hertz Corp. Cl-A        150,266       6,517,788
                                       ------------
  FINANCIAL -- BANK & TRUST -- 0.9%
    Northern Trust Corp.     53,698       5,185,213
                                       ------------
  FINANCIAL SERVICES -- 9.9%
    Citigroup, Inc.         523,443      28,331,353
    Fannie Mae              236,355      16,722,116
    Merrill Lynch & Co.,
      Inc.                  138,790      10,895,015
                                       ------------
                                         55,948,484
                                       ------------
  HOTELS & MOTELS -- 1.1%
    Four Seasons Hotels,
      Inc.                  155,068       6,464,397
                                       ------------

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
  OIL & GAS -- 4.3%
    Anadarko Petroleum
      Corp.                 109,145    $  3,363,030
    Atlantic Richfield Co.   81,469       7,591,892
    Royal Dutch Petroleum
      Co.                   220,975      13,244,690
                                       ------------
                                         24,199,612
                                       ------------
  PHARMACEUTICALS -- 4.7%
    Genentech, Inc.*        101,780      14,834,435
    Pfizer, Inc.            211,020       8,335,290
    Priority Healthcare
      Corp. Cl-B*           162,154       3,253,215
                                       ------------
                                         26,422,940
                                       ------------
  PRINTING & PUBLISHING -- 0.3%
    Houghton Mifflin Co.     44,564       1,888,400
                                       ------------
  RESTAURANTS -- 1.5%
    McDonald's Corp.        202,608       8,357,580
                                       ------------
  RETAIL & MERCHANDISING -- 9.0%
    Best Buy Co., Inc.*      82,417       4,579,295
    CVS Corp.                63,269       2,748,247
    Home Depot, Inc.        212,424      16,038,012
    Tiffany & Co.           152,547       9,076,547
    Wal-Mart Stores, Inc.   318,189      18,176,546
                                       ------------
                                         50,618,647
                                       ------------
  SEMICONDUCTORS -- 1.5%
    JDS Uniphase Corp.*      51,328       8,565,360
                                       ------------
  TELECOMMUNICATIONS -- 19.4%
    Comcast Corp. Cl-A       54,994       2,316,622
    Lucent Technologies,
      Inc.                  229,755      14,761,759
    MCI WorldCom, Inc.*     253,509      21,754,241
    MediaOne Group, Inc.*   181,994      12,932,949
    QUALCOMM, Inc.*         133,708      29,783,456
    Sprint Corp.
      (PCS Group)*          168,538      13,978,120
    Vodafone AirTouch PLC
      [ADR]                 252,508      12,104,602
    Williams
      Communications
      Group, Inc.*           82,746       2,637,529
                                       ------------
                                        110,269,278
                                       ------------
  UTILITIES -- 0.8%
    AES Corp. [CVT]*         91,939       4,637,173
                                       ------------
TOTAL COMMON STOCK
  (Cost $424,574,799)                   510,669,774
                                       ------------
FOREIGN STOCK -- 2.5%
  ELECTRONIC COMPONENTS & EQUIPMENT
    Sony Corp. -- (JPY)
  (Cost $13,589,897)         92,300      14,380,963
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.0%
    Federal Home Loan Bank
      5.16%, 11/01/99
  (Cost $50,700,000)        $50,700    $ 50,700,000
                                       ------------
CORPORATE OBLIGATIONS -- 1.0%
  TELECOMMUNICATIONS
    Level 3
      Communications, Inc.
      [CVT]
      6.00%, 09/15/09
  (Cost $4,400,000)           4,400       5,428,500
                                       ------------

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund              37,561    $     37,561
    Temporary Investment
      Fund                   37,560          37,560
                                       ------------
  (Cost $75,121)                             75,121
                                       ------------
TOTAL INVESTMENTS -- 103.0%
  (Cost $493,339,817)                   581,254,358
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (3.0%)                (16,940,543)
                                       ------------
NET ASSETS -- 100.0%                   $564,313,815
                                       ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

See Notes to Financial Statements.

ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND

----------------------------------------------------
                               SHARES       VALUE
----------------------------------------------------
COMMON STOCK -- 95.1%
  ADVERTISING -- 1.3%
    DoubleClick, Inc.*          3,100    $   434,000
    Lamar Advertising Co.*      3,900        210,600
                                         -----------
                                             644,600
                                         -----------
  BROADCASTING -- 4.1%
    AMFM, Inc.*                13,700        958,999
    Emmis Communications
      Corp. Cl-A*               7,500        540,938
    Entercom
      Communications
      Corp.*                   10,200        508,088
    Westwood One, Inc.*           300         13,838
                                         -----------
                                           2,021,863
                                         -----------
  BUSINESS SERVICES --1.6%
    Digex, Inc.*               18,500        529,563
    Navigant Consulting,
      Inc.*                     8,500        242,781
                                         -----------
                                             772,344
                                         -----------
  CLOTHING & APPAREL -- 2.1%
    AnnTaylor Stores
      Corp.*                   10,900        463,931
    Limited, Inc.              14,300        588,088
                                         -----------
                                           1,052,019
                                         -----------
  COMPUTER HARDWARE -- 1.5%
    Adaptec, Inc.*             16,800        756,000
                                         -----------
  COMPUTER SERVICES & SOFTWARE -- 21.1%
    BroadVision, Inc.*          3,900        284,700
    CheckFree Holdings
      Corp.*                   21,300        796,088
    Citrix Systems, Inc.*      21,400      1,372,274
    CMG PLC*                    3,700        404,919
    Comverse Technology,
      Inc.*                     8,200        930,699
    Covad Communications
      Group, Inc.               3,900        187,200
    Intuit, Inc.*              20,700        602,888
    Lycos, Inc.*                7,900        422,650
    Network Appliance,
      Inc.*                     6,900        510,600
    Peregrine Systems,
      Inc.*                     5,700        250,088
    Portal Software, Inc.*      3,100        202,663
    PSINet, Inc.*              13,000        468,000
    Rational Software
      Corp.*                   12,400        530,100
    Safeguard Scientifics,
      Inc.*                     5,800        487,925
    Safeguard Scientifics,
      Inc. Rights*                490              0
    Siebel Systems, Inc.*       8,400        922,424
    Starmedia Network,
      Inc.*                     8,400        241,500
    USWeb Corp.*               19,800        767,250
    VERITAS Software
      Corp.*                    9,700      1,046,387
                                         -----------
                                          10,428,355
                                         -----------

----------------------------------------------------
                               SHARES       VALUE
----------------------------------------------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 11.5%
    Altera Corp.*              14,600    $   709,924
    Broadcom Corp.*             2,600        332,313
    Conexant Systems,
      Inc.*                     6,700        625,612
    E-Tek Dynamics, Inc.*       6,700        446,388
    Flextronics
      International Ltd.*       5,600        397,600
    Gemstar International
      Group Ltd.*               9,300        807,937
    Metromedia Fiber
      Network, Inc. Cl-A*      18,600        614,963
    Sanmina Corp.*             12,700      1,143,793
    Tandy Corp.*                9,800        616,788
                                         -----------
                                           5,695,318
                                         -----------
  ENTERTAINMENT & LEISURE -- 4.6%
    Harley-Davidson, Inc.      14,900        883,755
    Park Place
      Entertainment Corp.*     44,500        584,063
    Royal Caribbean
      Cruises Ltd.              5,200        275,925
    SFX Entertainment,
      Inc. Cl-A*               14,550        508,341
                                         -----------
                                           2,252,084
                                         -----------
  FINANCIAL
    SERVICES -- 6.2%
    Capital One Financial
      Corp.                    12,900        683,700
    Donaldson, Lufkin &
      Jenrette, Inc.            8,600        445,050
    E*TRADE Group, Inc.*       21,000        500,063
    Lehman Brothers
      Holdings, Inc.            7,100        523,181
    Providian Financial
      Corp.                     8,300        904,700
                                         -----------
                                           3,056,694
                                         -----------
  HEALTHCARE SERVICES -- 0.2%
    Express Scripts, Inc.
      Cl-A*                     2,300        112,988
                                         -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.3%
    MiniMed, Inc.*              7,400        561,013
    PE Corp. - PE
      Biosystems Group          8,600        557,925
                                         -----------
                                           1,118,938
                                         -----------
  OFFICE EQUIPMENT -- 0.6%
    Staples, Inc.*             13,950        309,516
                                         -----------
  OIL & GAS -- 2.8%
    Coastal Corp.              13,800        581,325
    EOG Resources, Inc.        16,100        335,081
    Union Pacific
      Resources Group,
      Inc.                     31,200        452,400
                                         -----------
                                           1,368,806
                                         -----------
  PERSONAL SERVICES --0.9%
    Cendant Corp.*             28,200        465,300
                                         -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                               SHARES       VALUE
----------------------------------------------------
PHARMACEUTICALS -- 7.9%
    Biogen, Inc.*              12,100    $   896,912
    Gilead Sciences, Inc.       3,500        221,156
    Immunex Corp.*             10,500        661,500
    MedImmune, Inc.*            7,300        817,599
    QLT PhotoTherapeutics,
      Inc.*                     8,300        351,713
    Sepracor, Inc.*             5,800        482,488
    Waters Corp.*               9,100        483,438
                                         -----------
                                           3,914,806
                                         -----------
  PRINTING & PUBLISHING -- 1.3%
    Valassis
      Communications,
      Inc.*                    14,500        623,500
                                         -----------
  RETAIL & MERCHANDISING -- 5.2%
    Best Buy Co., Inc.*        11,900        661,194
    Circuit City Stores,
      Inc.                     13,200        563,475
    TJX Companies, Inc.        31,900        865,287
    Williams-Sonoma, Inc.*      8,700        467,625
                                         -----------
                                           2,557,581
                                         -----------
  SEMICONDUCTORS -- 10.6%
    JDS Uniphase Corp.*         6,800      1,134,750
    Maxim Integrated
      Products, Inc.*          13,500      1,065,656
    Micron Technology,
      Inc.*                     7,100        506,319
    PMC-Sierra, Inc.*           8,000        754,000
    Vitesse Semiconductor
      Corp.*                   15,200        697,300
    Xilinx, Inc.*              13,800      1,085,025
                                         -----------
                                           5,243,050
                                         -----------

----------------------------------------------------
                               SHARES       VALUE
----------------------------------------------------
  TELECOMMUNICATIONS -- 7.1%
    Adelphia
      Communications Corp.
      Cl-A*                     7,600    $   415,150
    Efficient Networks,
      Inc.*                    10,200        433,500
    Intermedia
      Communications,
      Inc.*                    22,500        585,000
    NTL, Inc.*                 12,375        932,766
    Voicestream Wireless
      Corp.*                    7,800        770,250
    WinStar
      Communications,
      Inc.*                     9,600        372,600
                                         -----------
                                           3,509,266
                                         -----------
  UTILITIES -- 2.2%
    Calpine Corp.*              9,000        518,625
    Montana Power Co.          20,200        574,437
                                         -----------
                                           1,093,062
                                         -----------
TOTAL COMMON STOCK
  (Cost $38,197,770)                      46,996,090
                                         -----------
SHORT-TERM INVESTMENTS -- 5.0%
    Temporary Investment
      Cash Fund             1,240,373      1,240,373
    Temporary Investment
      Fund                  1,240,372      1,240,372
                                         -----------
  (Cost $2,480,745)                        2,480,745
                                         -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $40,678,515)                      49,476,835
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1%)                           (68,256)
                                         -----------
NET ASSETS -- 100.0%                     $49,408,579
                                         ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

See Notes to Financial Statements.

ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
COMMON STOCK -- 91.4%
  AEROSPACE -- 4.8%
    General Dynamics Corp.     18,100    $ 1,003,419
    General Motors Corp.
      Cl-H*                    14,400      1,048,500
                                         -----------
                                           2,051,919
                                         -----------
  AIRLINES -- 1.3%
    Continental Airlines,
      Inc. Cl-B*               13,500        546,750
                                         -----------
  AUTOMOTIVE PARTS -- 3.0%
    Eaton Corp.                 4,500        338,625
    Lear Corp.*                27,200        918,000
                                         -----------
                                           1,256,625
                                         -----------
  BEVERAGES -- 1.2%
    American National Can
      Group, Inc.              41,400        517,500
                                         -----------
  BROADCASTING -- 4.0%
    AT&T Corp. Liberty
      Media Group Cl-A*        17,200        682,625
    News Corp. Ltd. [ADR]      22,000        606,375
    Scripps, (E.W.) Co.
      Cl-A                      9,000        415,688
                                         -----------
                                           1,704,688
                                         -----------
  BUILDING
    MATERIALS -- 1.0%
    Sherwin Williams Co.       18,700        418,413
                                         -----------
  BUSINESS SERVICES --4.3%
    Comdisco, Inc.             48,000        969,000
    Parametric Technology
      Corp.*                   44,000        838,750
                                         -----------
                                           1,807,750
                                         -----------
  CAPITAL GOODS -- 1.9%
    SPX Corp.*                  9,600        813,600
                                         -----------
  CHEMICALS -- 5.5%
    Engelhard Corp.            25,400        447,675
    Grace, (W.R.) & Co.*       49,000        731,937
    Lyondell Chemical Co.      32,300        391,638
    Praxair, Inc.              16,200        757,349
                                         -----------
                                           2,328,599
                                         -----------
  CLOTHING & APPAREL -- 0.2%
    Neiman Marcus Group,
      Inc. Cl-B*                3,977         85,260
                                         -----------
  COMPUTER SERVICES & SOFTWARE -- 4.6%
    Cadence Design
      Systems, Inc.*           47,300        718,369
    Ceridian Corp.*            42,500        932,344
    Computer Associates
      International, Inc.       5,400        305,100
                                         -----------
                                           1,955,813
                                         -----------
  CONSUMER PRODUCTS & SERVICES -- 1.2%
    Maytag Corp.               12,600        504,788
                                         -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.5%
    UCAR International,
      Inc.*                    33,500        655,344
                                         -----------

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
  ENTERTAINMENT & LEISURE -- 1.1%
    Mirage Resorts, Inc.*      32,300    $   470,369
                                         -----------
  FINANCIAL -- BANK & TRUST -- 4.3%
    Countrywide Credit
      Industries, Inc.         24,900        845,043
    Fleet Boston Corp.         13,900        606,388
    Valley National
      Bancorp                  13,700        365,619
                                         -----------
                                           1,817,050
                                         -----------
  FINANCIAL SERVICES -- 7.4%
    AMBAC Financial Group,
      Inc.                     10,400        621,400
    Dun & Bradstreet Corp.     30,300        890,062
    FINOVA Group, Inc.         20,400        898,874
    SLM Holding Corp.          14,900        729,169
                                         -----------
                                           3,139,505
                                         -----------
  HEALTHCARE SERVICES -- 1.6%
    Wellpoint Health
      Networks, Inc.*          12,000        696,000
                                         -----------
  INSURANCE -- 3.0%
    Ace Ltd.                   32,300        627,831
    AON Corp.                   9,600        340,800
    Cincinnati Financial
      Corp.                     8,800        315,150
                                         -----------
                                           1,283,781
                                         -----------
  MACHINERY & EQUIPMENT -- 2.1%
    Grainger, (W.W.), Inc.      9,900        419,513
    McDermott
      International, Inc.      26,800        485,750
                                         -----------
                                             905,263
                                         -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.8%
    Becton Dickinson & Co.     23,900        606,463
    Genzyme Corp.*             15,600        596,700
                                         -----------
                                           1,203,163
                                         -----------
  METALS & MINING -- 2.3%
    AK Steel Holding Corp.     29,300        507,256
    Reynolds Metals Co.         7,600        459,325
                                         -----------
                                             966,581
                                         -----------
  OIL & GAS -- 10.9%
    Apache Corp.               12,700        495,300
    Coastal Corp.              16,900        711,912
    Dynegy, Inc.               22,500        514,688
    Kinder Morgan, Inc.        14,000        281,750
    Noble Drilling Corp.*      14,700        326,156
    Tosco Corp.                17,800        450,563
    Transocean Offshore,
      Inc.                     17,500        475,781
    USX-Marathon Group,
      Inc.                     24,200        704,824
    Williams Companies,
      Inc.                     18,000        675,000
                                         -----------
                                           4,635,974
                                         -----------
  PAPER & FOREST PRODUCTS -- 2.9%
    Bowater, Inc.              14,000        735,000
    Fort James Corp.           19,300        507,831
                                         -----------
                                           1,242,831
                                         -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
PRINTING & PUBLISHING -- 2.3%
    Belo, (A.H.) Corp.
      Cl-A                     38,500    $   784,437
    Lexmark International
      Group, Inc. Cl-A*         2,300        179,544
                                         -----------
                                             963,981
                                         -----------
  RAILROADS -- 1.7%
    Kansas City Southern
      Industries, Inc.         14,800        702,075
                                         -----------
  REAL ESTATE -- 1.5%
    Indymac Mortgage
      Holdings, Inc.
      [REIT]                   47,000        655,063
                                         -----------
  RETAIL & MERCHANDISING -- 3.0%
    Consolidated Stores
      Corp.*                   40,700        745,319
    Harcourt General, Inc.     13,200        508,200
                                         -----------
                                           1,253,519
                                         -----------
  SEMICONDUCTORS -- 0.5%
    National Semiconductor
      Corp.*                    6,400        191,600
                                         -----------
  TELECOMMUNICATIONS -- 4.0%
    American Tower Corp.
      Cl-A*                    23,600        449,875
    Global Crossing Ltd.*      15,300        529,762
    Sonera Oyj Corp.
      [ADR]*                   11,900        368,900
    WinStar
      Communications,
      Inc.*                     9,400        364,838
                                         -----------
                                           1,713,375
                                         -----------
  TRANSPORTATION -- 2.4%
    Galileo International,
      Inc.                     21,800        655,363
    Navistar International
      Corp.*                    8,800        366,850
                                         -----------
                                           1,022,213
                                         -----------

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
  UTILITIES -- 3.1%
    Cinergy Corp.              10,400    $   293,800
    Niagara Mohawk
      Holdings, Inc.*          32,300        512,762
    Unicom Corp.               13,100        501,894
                                         -----------
                                           1,308,456
                                         -----------
TOTAL COMMON STOCK
  (Cost $40,464,751)                      38,817,848
                                         -----------
SHORT-TERM INVESTMENTS -- 6.2%
    Temporary Investment
      Cash Fund             1,306,794      1,306,794
    Temporary Investment
      Fund                  1,306,794      1,306,794
                                         -----------
  (Cost $2,613,588)                        2,613,588
                                         -----------
TOTAL INVESTMENTS -- 97.6%
  (Cost $43,078,339)                      41,431,436
OTHER ASSETS LESS
  LIABILITIES -- 2.4%                      1,028,280
                                         -----------
NET ASSETS -- 100.0%                     $42,459,716
                                         ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

DEFINITION OF ABBREVIATIONS
--------------------------------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
CVT   --   Convertible Security
GDR   --   Global Depositary Receipt
PIK   --   Payment in Kind Security
REIT  --   Real Estate Investment Trust
STEP  --   Stepped Coupon Bond (Rates shown are the
           effective yields at purchase date.)
COUNTRIES/CURRENCIES:
AUD   --   Australia/Australian Dollar
CAD   --   Canada/Canadian Dollar
CHF   --   Switzerland/Swiss Franc
EUR   --   Europe/Euro Currency
GBP   --   United Kingdom/British Pound
HKD   --   Hong Kong/Hong Kong Dollar
ITL   --   Italy/Italian Lira
JPY   --   Japan/Japanese Yen
MXP   --   Mexico/Mexican Peso
SEK   --   Sweden/Swedish Krona
SGD   --   Singapore/Singapore Dollar

See Notes to Financial Statements.

OCTOBER 31, 1999

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                   ASAF                          ASAF           ASAF
                                                 FOUNDERS          ASAF         T. ROWE       AMERICAN         ASAF
                                              INTERNATIONAL       JANUS       PRICE SMALL     CENTURY       FEDERATED
                                                  SMALL         SMALL-CAP       COMPANY      STRATEGIC      HIGH YIELD
                                              CAPITALIZATION      GROWTH         VALUE        BALANCED         BOND
                                                   FUND            FUND          FUND           FUND           FUND
                                              --------------   ------------   -----------   ------------   ------------
ASSETS:

Investments in Securities at Value (A)         $17,186,665     $215,325,992   $63,240,190   $128,699,416   $115,139,114

  Collateral Received for Securities Lent               --       56,763,136      306,000       5,569,999      3,617,250

  Cash                                                  --                1           --         318,750             --

  Foreign Currency (B)                              47,826               --           --              --             --

  Receivable For:

    Securities Sold                                500,718          512,517      355,799       1,130,245        159,067

    Dividends and Interest                          18,243           27,725       32,344         650,473      2,460,351

    Futures Variation Margin                            --               --           --          97,789             --

    Fund Shares Sold                             1,135,004        6,689,835      304,575         775,562        388,159

  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                        278               --           --              --             --


  Receivable from Investment Manager                27,594               --           --          14,728             --

  Deferred Organization Costs                       40,702           40,702       40,702          40,702         40,702

  Prepaid Expenses                                  23,565           26,159       24,099          22,892         23,647
                                               -----------     ------------   -----------   ------------   ------------
      Total Assets                              18,980,595      279,386,067   64,303,709     137,320,556    121,828,290
                                               -----------     ------------   -----------   ------------   ------------
LIABILITIES:

  Cash Overdraft                                   515,097               --           --              --        159,567

  Payable to Investment Manager                         --           11,898       17,891              --         36,544

  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                      7,181               --           --              --             --


  Payable Upon Return of Securities Lent                --       56,763,136      306,000       5,569,999      3,617,250

  Payable For:

    Securities Purchased                         1,431,077        6,898,731    1,786,392       1,104,964             --

    Fund Shares Redeemed                                --          244,078      127,706          18,030        238,202

    Distribution Fees                               12,619          128,809       47,585          94,499         92,752

    Accrued Expenses and Other Liabilities          73,032          127,331      136,502         130,453        105,686

    Accrued Dividends                                   --               --           --              --        241,021
                                               -----------     ------------   -----------   ------------   ------------
      Total Liabilities                          2,039,006       64,173,983    2,422,076       6,917,945      4,491,022
                                               -----------     ------------   -----------   ------------   ------------
NET ASSETS                                     $16,941,589     $215,212,084   $61,881,633   $130,402,611   $117,337,268
                                               ===========     ============   ===========   ============   ============
COMPONENTS OF NET ASSETS

Capital Stock                                  $     1,259     $     12,709   $    6,992    $     10,178   $     12,848

Additional Paid-In Capital                      14,708,412      166,833,902   67,979,561     122,819,591    126,317,373

Undistributed Net Investment Income (Loss)              --               --           --         483,767             --

Accumulated Net Realized Gain (Loss) on
  Investments                                    1,213,624        2,051,631      856,163         720,055       (349,223)

Net Unrealized Appreciation (Depreciation)
  on Investments                                 1,018,294       46,313,842   (6,961,083)      6,369,020     (8,643,730)
                                               -----------     ------------   -----------   ------------   ------------
NET ASSETS                                     $16,941,589     $215,212,084   $61,881,633   $130,402,611   $117,337,268
                                               ===========     ============   ===========   ============   ============
(A) Investments at Cost                        $16,170,728     $169,012,185   $70,201,273   $122,590,668   $123,782,844
                                               ===========     ============   ===========   ============   ============
(B) Foreign Currency at Cost                   $    48,972     $         --   $       --    $         --   $         --
                                               ===========     ============   ===========   ============   ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------

                                           ASAF                            ASAF              ASAF
                                         FOUNDERS          ASAF           T. ROWE          AMERICAN             ASAF
                                      INTERNATIONAL        JANUS        PRICE SMALL         CENTURY           FEDERATED
                                          SMALL          SMALL-CAP        COMPANY          STRATEGIC         HIGH YIELD
                                      CAPITALIZATION      GROWTH           VALUE           BALANCED             BOND
                                           FUND            FUND            FUND              FUND               FUND
                                      --------------   -------------   -------------   -----------------   ---------------
NET ASSET VALUE:
  Class A:  Net Assets                  $2,374,130      $54,038,868     $10,881,109       $24,443,323        $16,079,404
                                        ----------      -----------     -----------       -----------        -----------
            Shares Outstanding             175,059        3,163,696       1,223,081         1,902,805          1,760,803
                                        ----------      -----------     -----------       -----------        -----------
            Net Asset Value and
              Redemption Price
              Per Share                 $    13.56      $     17.08     $      8.90       $     12.85        $      9.13
                                        ==========      ===========     ===========       ===========        ===========
            Divided by
                (1 - Maximum
                Sales Charge)                   95%              95%             95%               95%            95 3/4%
                                        ----------      -----------     -----------       -----------        -----------
            Offering Price
              Per Share*                $    14.27      $     17.98     $      9.37       $     13.53        $      9.54
                                        ==========      ===========     ===========       ===========        ===========
  Class B:  Net Assets                  $7,722,312      $98,524,397     $23,890,289       $65,932,391        $68,159,659
                                        ----------      -----------     -----------       -----------        -----------
            Shares Outstanding             574,602        5,838,635       2,701,626         5,148,401          7,462,389
                                        ----------      -----------     -----------       -----------        -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share           $    13.44      $     16.87     $      8.84       $     12.81        $      9.13
                                        ==========      ===========     ===========       ===========        ===========
  Class C:  Net Assets                  $2,540,530      $38,336,650     $13,163,886       $20,769,289        $13,204,895
                                        ----------      -----------     -----------       -----------        -----------
            Shares Outstanding             189,145        2,268,168       1,489,931         1,622,619          1,446,075
                                        ----------      -----------     -----------       -----------        -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share           $    13.43      $     16.90     $      8.84       $     12.80        $      9.13
                                        ==========      ===========     ===========       ===========        ===========
  Class X:  Net Assets                  $4,304,617      $24,312,169     $13,946,349       $19,257,608        $19,893,310
                                        ----------      -----------     -----------       -----------        -----------
            Shares Outstanding             320,518        1,438,545       1,577,677         1,504,380          2,178,718
                                        ----------      -----------     -----------       -----------        -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share           $    13.43      $     16.90     $      8.84       $     12.80        $      9.13
                                        ==========      ===========     ===========       ===========        ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 1999

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                                     ASAF          ASAF
                                          ASAF           ASAF           ASAF           ASAF        NEUBERGER     NEUBERGER
                                       OPPENHEIMER   LORD ABBETT       JANUS         MARSICO        BERMAN        BERMAN
                                        LARGE-CAP     GROWTH AND      OVERSEAS       CAPITAL        MID-CAP       MID-CAP
                                         GROWTH         INCOME         GROWTH         GROWTH        GROWTH         VALUE
                                          FUND           FUND           FUND           FUND          FUND          FUND
                                       -----------   ------------   ------------   ------------   -----------   -----------
ASSETS:

  Investments in Securities at
    Value (A)                          $54,742,313   $145,230,191   $258,117,085   $581,254,358   $49,476,835   $41,431,436

  Collateral Received for Securities
    Lent                                9,831,788      17,938,097             --    142,103,987    17,874,935     3,132,300

  Cash                                  4,292,941              --        586,553             --            --            --

  Foreign Currency (B)
  Receivable For:                              --              --            315             --            --            --

    Securities Sold                        19,839         494,863      2,313,435      4,158,382       915,976     1,210,332

    Dividends and Interest                 26,911         199,023        142,375        222,624        12,650        72,207

    Futures Variation Margin                   --              --             --             --            --            --

    Fund Shares Sold                      372,008       1,454,032      3,117,992      6,787,915       497,986       438,861

  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                --              --        529,636             --            --            --

  Receivable from Investment Manager           --              --             --             --        35,293         1,375

  Deferred Organization Costs                  --              --             --             --            --            --

  Prepaid Expenses                         30,852          30,615         26,377         37,730        21,737        25,769
                                       -----------   ------------   ------------   ------------   -----------   -----------
      Total Assets                     69,316,652     165,346,821    264,833,768    734,564,996    68,835,412    46,312,280
                                       -----------   ------------   ------------   ------------   -----------   -----------
LIABILITIES:
  Cash Overdraft                               --             364             --             --           651           499

  Payable to Investment Manager            15,471          40,914        167,479        291,189            --            --

  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                --              --      1,100,316             --            --            --

  Payable Upon Return of Securities
    Lent                                9,831,788      17,938,097             --    142,103,987    17,874,935     3,132,300

 Payable For:

    Securities Purchased                  207,268       5,119,823      7,732,633     26,355,762     1,352,849       582,927

    Fund Shares Redeemed                   44,123         319,179        184,238        610,284        92,038        45,881

    Distribution Fees                      43,655          99,528        172,061        398,960        34,101        29,868

    Accrued Expenses and Other
      Liabilities                         102,306         118,253        327,347        490,999        72,259        61,089

    Accrued Dividends                          --              --             --             --            --            --
                                       -----------   ------------   ------------   ------------   -----------   -----------
      Total Liabilities                10,244,611      23,636,158      9,684,074    170,251,181    19,426,833     3,852,564

                                       -----------   ------------   ------------   ------------   -----------   -----------

NET ASSETS                             $59,072,041   $141,710,663   $255,149,694   $564,313,815   $49,408,579   $42,459,716
                                       ===========   ============   ============   ============   ===========   ===========
COMPONENTS OF NET ASSETS

Capital Stock                          $     4,361   $     11,505   $     18,265   $     38,874   $     3,061   $     3,728

Additional Paid-In Capital              51,663,736    134,414,966    214,432,711    485,495,644    42,630,299    43,320,384

Undistributed Net Investment Income
  (Loss)                                 1,732,519     (3,054,589)    (5,873,070)    (9,135,755)   (2,023,101)      782,507

Accumulated Net Realized Gain (Loss)
  on Investments                         5,671,425     10,338,781     46,571,788     87,915,052     8,798,320    (1,646,903)
                                       -----------   ------------   ------------   ------------   -----------   -----------
Net Unrealized Appreciation
  (Depreciation) on Investments
NET ASSETS                             $59,072,041   $141,710,663   $255,149,694   $564,313,815   $49,408,579   $42,459,716
                                       ===========   ============   ============   ============   ===========   ===========
(A) Investments at Cost                $49,070,888   $134,891,410   $210,980,304   $493,339,817   $40,678,515   $43,078,339
                                       ===========   ============   ============   ============   ===========   ===========
(B) Foreign Currency at Cost           $       --    $         --   $        304   $         --   $        --   $        --

                                       ===========   ============   ============   ============   ===========   ===========

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------



                                                                                                     ASAF          ASAF
                                          ASAF           ASAF           ASAF           ASAF        NEUBERGER     NEUBERGER
                                       OPPENHEIMER   LORD ABBETT       JANUS         MARSICO        BERMAN        BERMAN
                                        LARGE-CAP     GROWTH AND      OVERSEAS       CAPITAL        MID-CAP       MID-CAP
                                         GROWTH         INCOME         GROWTH         GROWTH        GROWTH         VALUE
                                          FUND           FUND           FUND           FUND          FUND          FUND
                                       -----------   ------------   ------------   ------------   -----------   -----------
NET ASSET VALUE:
  Class A:  Net Assets                 $9,270,606    $ 28,123,296   $ 61,081,797   $103,195,999   $10,907,551   $ 8,560,674
                                       -----------   ------------   ------------   ------------   -----------   -----------
            Shares Outstanding            679,902       2,281,563      4,344,115      7,078,566       672,624       749,340
                                       -----------   ------------   ------------   ------------   -----------   -----------
            Net Asset Value and
              Redemption Price
              Per Share                $    13.64    $      12.33   $      14.06   $      14.58   $     16.22   $     11.42
                                       ===========   ============   ============   ============   ===========   ===========
            Divided by
                (1 - Maximum
                Sales Charge)                  95%             95%            95%            95%           95%           95%
                                       -----------   ------------   ------------   ------------   -----------   -----------
            Offering Price
              Per Share*               $    14.36    $      12.98   $      14.80   $      15.35   $     17.07   $     12.02
                                       ===========   ============   ============   ============   ===========   ===========
  Class B:  Net Assets                 $29,218,517   $ 66,008,756   $105,964,953   $285,342,300   $22,399,488   $21,560,444
                                       -----------   ------------   ------------   ------------   -----------   -----------
            Shares Outstanding          2,157,030       5,357,308      7,603,107     19,663,398     1,389,541     1,893,776
                                       -----------   ------------   ------------   ------------   -----------   -----------
            Net Asset Value,
              Offering and Redemption
              Price Per Share          $    13.55    $      12.32   $      13.94   $      14.51   $     16.12   $     11.38
                                       ===========   ============   ============   ============   ===========   ===========
  Class C:  Net Assets                 $7,370,553    $ 23,209,861   $ 54,100,603   $125,795,774   $ 9,674,022   $ 7,730,820
                                       -----------   ------------   ------------   ------------   -----------   -----------
            Shares Outstanding            545,640       1,885,544      3,876,579      8,680,896       600,114       679,091
                                       -----------   ------------   ------------   ------------   -----------   -----------
            Net Asset Value,
              Offering and Redemption
              Price Per Share          $    13.51    $      12.31   $      13.96   $      14.49   $     16.12   $     11.38
                                       ===========   ============   ============   ============   ===========   ===========
  Class X:  Net Assets                 $13,212,365   $ 24,368,750   $ 34,002,341   $ 49,979,742   $ 6,427,518   $ 4,607,778
                                       -----------   ------------   ------------   ------------   -----------   -----------
            Shares Outstanding            977,966       1,980,621      2,441,424      3,450,594       398,762       405,560
                                       -----------   ------------   ------------   ------------   -----------   -----------
            Net Asset Value,
              Offering and Redemption
              Price Per Share          $    13.51    $      12.30   $      13.93   $      14.48   $     16.12   $     11.36
                                       ===========   ============   ============   ============   ===========   ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 1999

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                    ASAF             ASAF            ASAF           ASAF           ASAF
                                                T. ROWE PRICE       JANUS          INVESCO         TOTAL           JPM
                                                INTERNATIONAL      CAPITAL          EQUITY         RETURN         MONEY
                                                   EQUITY           GROWTH          INCOME          BOND          MARKET
                                                    FUND             FUND            FUND           FUND           FUND
                                                -------------   --------------   ------------   ------------   ------------
ASSETS:

Investments in corresponding Portfolios of
American Skandia Master Trust (A)                $24,993,897    $1,276,516,880   $180,102,822   $153,534,101   $179,652,618

  Receivable for Investments Sold
    in Corresponding Portfolios of
    American Skandia Master Trust                      6,997         1,336,306        159,131        473,971      1,686,396

  Receivable for Fund Shares Sold                    112,026        16,622,290      1,029,358        713,194      3,401,282

  Receivable from Investment Manager                      --                --             --          4,414             --

  Deferred Organization Costs                         38,695            38,696         38,697         38,696         38,695

  Prepaid Expenses                                    21,154            52,519         24,770         22,694         30,329
                                                 -----------    --------------   ------------   ------------   ------------
      Total Assets                                25,172,769     1,294,566,691    181,354,778    154,787,070    184,809,320
                                                 -----------    --------------   ------------   ------------   ------------
LIABILITIES:

  Payable for Investments Purchased
    in Corresponding Portfolios of
    American Skandia Master Trust                    112,026        16,622,290      1,029,358        713,194      3,401,282

  Payable to Investment Manager
  Payable For:                                         3,797             1,434             --             --             --

    Fund Shares Redeemed                               6,997         1,336,306        159,131        473,971      1,686,396

    Distribution Fees                                 30,938           896,464        130,366        117,954        131,793

    Accrued Dividends                                     --                --             --        642,723          9,637

    Accrued Expenses and Other Liabilities            32,668           472,537         72,760         76,815         66,378
                                                 -----------    --------------   ------------   ------------   ------------
      Total Liabilities                              186,426        19,329,031      1,391,615      2,024,657      5,295,486

                                                 -----------    --------------   ------------   ------------   ------------
NET ASSETS                                       $24,986,343    $1,275,237,660   $179,963,163   $152,762,413   $179,513,834
                                                 ===========    ==============   ============   ============   ============
COMPONENTS OF NET ASSETS

Capital Stock                                    $     2,234    $       64,055   $     13,154   $     15,238   $    179,512

Additional Paid-In Capital                        22,044,791     1,089,736,789    164,895,496    158,088,313    179,332,390

Undistributed Net Investment Income (Loss)                --                --        673,983       (188,644)            --

Accumulated Net Realized Gain (Loss) on
  Investments                                       (349,819)      (56,843,791)     2,717,739     (2,701,626)         1,932

Net Unrealized Appreciation (Depreciation) on
  Investments                                      3,289,137       242,280,607     11,662,791     (2,450,868)            --
                                                 -----------    --------------   ------------   ------------   ------------
NET ASSETS                                       $24,986,343    $1,275,237,660   $179,963,163   $152,762,413   $179,513,834
                                                 ===========    ==============   ============   ============   ============
(A) Investments at Cost                          $21,704,760    $1,034,236,273   $168,440,031   $155,984,969   $179,652,618
                                                 ===========    ==============   ============   ============   ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------



                                                       ASAF            ASAF          ASAF          ASAF          ASAF
                                                   T. ROWE PRICE      JANUS         INVESCO        TOTAL          JPM
                                                   INTERNATIONAL     CAPITAL        EQUITY        RETURN         MONEY
                                                      EQUITY          GROWTH        INCOME         BOND         MARKET
                                                       FUND            FUND          FUND          FUND          FUND
                                                   -------------   ------------   -----------   -----------   -----------
NET ASSET VALUE:
  Class A:  Net Assets                              $4,623,226     $234,575,043   $31,959,866   $23,139,515   $43,003,741
                                                    ----------     ------------   -----------   -----------   -----------
            Shares Outstanding                         420,593       10,678,362    2,339,274     2,288,635     43,003,406
                                                    ----------     ------------   -----------   -----------   -----------
            Net Asset Value and
              Redemption Price
              Per Share                             $    10.99     $      21.97   $    13.66    $    10.11    $      1.00
                                                    ==========     ============   ===========   ===========   ===========
            Divided by
                (1 - Maximum
                Sales Charge)                               95%              95%          95%       95 3/4%           100%
                                                    ----------     ------------   -----------   -----------   -----------
            Offering Price
              Per Share*                            $    11.57     $      23.13   $    14.38    $    10.56    $      1.00
                                                    ==========     ============   ===========   ===========   ===========
  Class B:  Net Assets                              $9,256,942     $684,777,602   $79,962,364   $83,936,225   $79,202,220
                                                    ----------     ------------   -----------   -----------   -----------
            Shares Outstanding                         824,693       35,115,038    5,840,869     8,385,796     79,202,223
                                                    ----------     ------------   -----------   -----------   -----------
            Net Asset Value,
              Offering and Redemption
              Price Per Share                       $    11.22     $      19.50   $    13.69    $    10.01    $      1.00
                                                    ==========     ============   ===========   ===========   ===========
  Class C:  Net Assets                              $4,379,296     $222,229,979   $34,157,237   $26,112,418   $28,923,173
                                                    ----------     ------------   -----------   -----------   -----------
            Shares Outstanding                         390,827       11,415,901    2,496,237     2,609,330     28,922,501
                                                    ----------     ------------   -----------   -----------   -----------
            Net Asset Value,
              Offering and Redemption
              Price Per Share                       $    11.21     $      19.47   $    13.68    $    10.01    $      1.00
                                                    ==========     ============   ===========   ===========   ===========
  Class X:  Net Assets                              $6,726,879     $133,655,036   $33,883,696   $19,574,255   $28,384,700
                                                    ----------     ------------   -----------   -----------   -----------
            Shares Outstanding                         598,049        6,845,849    2,477,655     1,954,079     28,383,768
                                                    ----------     ------------   -----------   -----------   -----------
            Net Asset Value,
              Offering and Redemption
              Price Per Share                       $    11.25     $      19.52   $    13.68    $    10.02    $      1.00
                                                    ==========     ============   ===========   ===========   ===========

* The offering price of Class A shares is reduced on sales of $50,000 or more, with the exception of the Money Market Fund.

See Notes to Financial Statements.

FOR THE YEAR ENDED OCTOBER 31, 1999

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                        ASAF                         ASAF          ASAF
                                                      FOUNDERS         ASAF         T. ROWE      AMERICAN       ASAF
                                                   INTERNATIONAL       JANUS      PRICE SMALL    CENTURY      FEDERATED
                                                       SMALL         SMALL-CAP      COMPANY     STRATEGIC    HIGH YIELD
                                                   CAPITALIZATION     GROWTH         VALUE       BALANCED       BOND
                                                        FUND           FUND          FUND          FUND         FUND
                                                   --------------   -----------   -----------   ----------   -----------
INVESTMENT INCOME:
  Interest                                           $   38,149     $   580,730   $  162,162    $1,654,984   $ 8,531,231
  Dividends                                              48,981          22,948      902,060       508,357       198,666
  Foreign Taxes Withheld                                 (5,180)           (620)         (68)       (4,614)           --
                                                     ----------     -----------   -----------   ----------   -----------
      Total Investment Income                            81,950         603,058    1,064,154     2,158,727     8,729,897
                                                     ----------     -----------   -----------   ----------   -----------
EXPENSES:
  Advisory Fees                                         103,317         562,160      554,993       642,319       627,384
  Shareholder Servicing Fees                            109,282         237,978      375,101       232,693       237,126
  Administration and Accounting Fees                     55,499          93,570      100,499       102,076       122,344
  Custodian Fees                                         52,315          43,428       38,939        78,532        18,334
  Distribution Fees -- Class A                            6,802          73,902       49,365        67,494        64,562
  Distribution Fees -- Class B                           31,178         259,463      199,794       323,442       476,811
  Distribution Fees -- Class C                           15,363         115,840      117,161       119,533       110,332
  Distribution Fees -- Class X                           33,781         101,514      139,309       135,725       179,982
  Supplemental Distribution Fees                             --           6,666           --            --            --
  Audit and Legal Fees                                    1,966          12,974       11,850        14,853        18,657
  Organization Costs                                     13,673          13,673       13,673        13,673        13,673
  Directors' Fees                                           492           2,649        3,133         3,436         4,732
  Registration Fees                                      37,044          81,405       65,063        74,051        85,727
  Miscellaneous Expenses                                  6,794          20,898       14,622        26,231        48,085
                                                     ----------     -----------   -----------   ----------   -----------
      Total Expenses                                    467,506       1,626,120    1,683,502     1,834,058     2,007,749
      Less: Reimbursement of Expenses by
             Investment Manager                        (230,103)       (319,189)    (484,132)     (402,807)     (279,932)
           Waiver of Fees by
             Investment Manager                              --              --           --            --            --
           Fees Paid Indirectly                              --          (6,666)          --            --            --
                                                     ----------     -----------   -----------   ----------   -----------
      Net Expenses                                      237,403       1,300,265    1,199,370     1,431,251     1,727,817
                                                     ----------     -----------   -----------   ----------   -----------
Net Investment Income (Loss)                           (155,453)       (697,207)    (135,216)      727,476     7,002,080
                                                     ----------     -----------   -----------   ----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                        1,627,328       3,607,424    1,392,258     1,971,847      (327,421)
    Futures Contracts                                        --              --           --       (57,735)           --
    Written Options Contracts                                --              --           --            --            --
    Foreign Currency Transactions                       (67,191)          2,167           --        83,875            --
                                                     ----------     -----------   -----------   ----------   -----------
  Net Realized Gain (Loss)                            1,560,137       3,609,591    1,392,258     1,997,987      (327,421)
                                                     ----------     -----------   -----------   ----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                        1,080,293      46,265,212   (1,429,144)    4,674,848    (5,663,260)
    Futures Contracts                                        --              --           --       258,175            --
    Translation of Assets and
      Liabilities Denominated in
      Foreign Currencies                                  3,368              35           --         2,097            --
                                                     ----------     -----------   -----------   ----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                                    1,083,661      46,265,247   (1,429,144)    4,935,120    (5,663,260)
                                                     ----------     -----------   -----------   ----------   -----------
  Net Gain (Loss) on Investments                      2,643,798      49,874,838      (36,886)    6,933,107    (5,990,681)
                                                     ----------     -----------   -----------   ----------   -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                  $2,488,345     $49,177,631   $ (172,102)   $7,660,583   $ 1,011,399
                                                     ==========     ===========   ===========   ==========   ===========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                                     ASAF          ASAF
                                             ASAF          ASAF          ASAF          ASAF        NEUBERGER     NEUBERGER
                                          OPPENHEIMER   LORD ABBETT      JANUS        MARSICO       BERMAN        BERMAN
                                           LARGE-CAP    GROWTH AND     OVERSEAS       CAPITAL       MID-CAP       MID-CAP
                                            GROWTH        INCOME        GROWTH        GROWTH        GROWTH         VALUE
                                             FUND          FUND          FUND          FUND          FUND          FUND
                                          -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME:
  Interest                                $  153,759    $  242,807    $   977,363   $ 1,429,409   $  106,813    $    91,154
  Dividends                                   93,715     1,365,786        885,635     1,593,953       37,950        284,549
  Foreign Taxes Withheld                          --        (1,708)       (46,902)      (44,737)          --           (156)
                                          ----------    -----------   -----------   -----------   -----------   -----------
      Total Investment Income                247,474     1,606,885      1,816,096     2,978,625      144,763        375,547
                                          ----------    -----------   -----------   -----------   -----------   -----------
EXPENSES:
  Advisory Fees                              368,000       808,861      1,437,139     2,818,404      227,549        187,268
  Shareholder Servicing Fees                 207,061       290,360        555,520       784,373      150,870        134,008
  Administration and Accounting Fees          71,124       111,509        159,094       248,223       52,952         46,443
  Custodian Fees                              24,170        26,948        205,373        35,192       28,595         17,796
  Distribution Fees -- Class A                28,832        73,966        150,582       262,216       27,152         20,223
  Distribution Fees -- Class B               176,865       344,597        500,421     1,356,677      108,589        103,750
  Distribution Fees -- Class C                51,192       130,849        283,330       654,589       54,187         40,117
  Distribution Fees -- Class X               103,978       185,482        221,576       282,705       35,752         23,763
  Supplemental Distribution Fees                  --        26,208         21,031        20,637        5,851         20,744
  Audit and Legal Fees                         8,215        17,152         27,144        56,071        4,964          4,149
  Organization Costs                              --            --             --            --           --             --
  Directors' Fees                              2,044         4,056          6,387        13,040        1,163            949
  Registration Fees                           55,974        81,130        113,088       258,494       64,074         58,381
  Miscellaneous Expenses                      10,588        22,099         50,934        80,101       10,079          8,925
                                          ----------    -----------   -----------   -----------   -----------   -----------
      Total Expenses                       1,108,043     2,123,217      3,731,619     6,870,722      771,777        666,516
      Less: Reimbursement of
             Expenses by
             Investment Manager             (231,936)     (310,596)      (333,601)     (770,893)    (224,107)      (197,824)
           Waiver of Fees by
             Investment Manager               (8,636)     (161,772)      (130,652)           --           --             --
           Fees Paid Indirectly                   --       (26,208)       (21,031)      (20,637)      (5,851)       (20,744)
                                          ----------    -----------   -----------   -----------   -----------   -----------
      Net Expenses                           867,471     1,624,641      3,246,335     6,079,192      541,819        447,948
                                          ----------    -----------   -----------   -----------   -----------   -----------
Net Investment Income (Loss)                (619,997)      (17,756)    (1,430,239)   (3,100,567)    (397,056)       (72,401)
                                          ----------    -----------   -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                             4,509,503    (1,864,544)    (3,345,216)   (8,079,193)  (2,023,101)       862,653
    Futures Contracts                             --            --             --            --           --             --
    Written Options Contracts                     --            --             --      (106,679)          --             --
    Foreign Currency Transactions                 --            --       (966,207)           --           (7)            --
                                          ----------    -----------   -----------   -----------   -----------   -----------
  Net Realized Gain (Loss)                 4,509,503    (1,864,544)    (4,311,423)   (8,185,872)  (2,023,108)       862,653
                                          ----------    -----------   -----------   -----------   -----------   -----------
  Net Change in Unrealized
    Appreciation (Depreciation) on:
    Securities                             4,407,755     9,399,850     45,683,029    85,728,862    8,571,273     (1,727,464)
    Futures Contracts                             --            --             --            --           --             --
    Translation of Assets and
      Liabilities Denominated in
      Foreign Currencies                          --            --       (251,520)          511           --             --
                                          ----------    -----------   -----------   -----------   -----------   -----------
  Net Change in Unrealized
    Appreciation (Depreciation)            4,407,755     9,399,850     45,431,509    85,729,373    8,571,273     (1,727,464)
                                          ----------    -----------   -----------   -----------   -----------   -----------
  Net Gain (Loss) on Investments           8,917,258     7,535,306     41,120,086    77,543,501    6,548,165       (864,811)
                                          ----------    -----------   -----------   -----------   -----------   -----------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations      $8,297,261    $7,517,550    $39,689,847   $74,442,934   $6,151,109    $  (937,212)
                                          ==========    ===========   ===========   ===========   ===========   ===========

See Notes to Financial Statements.

FOR THE YEAR ENDED OCTOBER 31, 1999

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                           ASAF            ASAF          ASAF          ASAF          ASAF
                                                       T. ROWE PRICE      JANUS         INVESCO        TOTAL         JPM
                                                       INTERNATIONAL     CAPITAL        EQUITY        RETURN        MONEY
                                                          EQUITY          GROWTH        INCOME         BOND         MARKET
                                                           FUND            FUND          FUND          FUND          FUND
                                                       -------------   ------------   -----------   -----------   ----------
INVESTMENT INCOME:
  Investment Income from Corresponding Portfolios
    of American Skandia Master Trust:
    Interest                                            $   44,459     $  6,584,137   $ 2,108,171   $ 6,642,731   $4,699,238
    Dividends                                              335,263        1,342,055     1,386,277            --           --
    Foreign Taxes Withheld                                 (51,880)         (23,013)       (1,174)           --           --
                                                        ----------     ------------   -----------   -----------   ----------
      Total Investment Income                              327,842        7,903,179     3,493,274     6,642,731    4,699,238
      Expenses from Corresponding Portfolios of
        American Skandia Master Trust                     (290,199)      (7,087,896)   (1,022,828)     (801,428)    (584,434)
                                                        ----------     ------------   -----------   -----------   ----------
      Net Investment Income (Loss) from Corresponding
        Portfolios of American Skandia Master Trust         37,643          815,283     2,470,446     5,841,303    4,114,804
                                                        ----------     ------------   -----------   -----------   ----------
EXPENSES:
  Shareholder Servicing Fees                               146,904        1,741,738       339,852       219,645      255,176
  Administration and Accounting Fees                        30,001           60,000        53,000        52,999       36,646
  Distribution Fees -- Class A                              15,996          607,936       100,877        70,007      111,055
  Distribution Fees -- Class B                              57,662        3,279,348       462,979       504,909      369,569
  Distribution Fees -- Class C                              32,883        1,164,717       206,540       177,205      159,278
  Distribution Fees -- Class X                              61,840          873,700       268,978       164,863      179,037
  Supplemental Distribution Fees                             3,142           66,845        46,415            --           --
  Audit and Legal Fees                                       1,943           62,198        11,485         9,853        8,924
  Organization Costs                                        12,955           12,955        12,955        12,955       12,955
  Directors' Fees                                              996           30,274         5,791         4,923        4,501
  Registration Fees                                         43,112          556,476        93,359        92,057      119,927
  Miscellaneous Expenses                                     4,072          174,025        28,311        24,858       25,600
                                                        ----------     ------------   -----------   -----------   ----------
      Total Expenses                                       411,506        8,630,212     1,630,542     1,334,274    1,282,668
      Less: Reimbursement of Expenses by Investment
             Manager                                      (235,177)      (1,885,197)     (370,317)     (330,620)    (118,169)
           Fees Paid Indirectly                             (3,142)         (66,845)      (46,415)           --           --
                                                        ----------     ------------   -----------   -----------   ----------
      Net Expenses                                         173,187        6,678,170     1,213,810     1,003,654    1,164,499
                                                        ----------     ------------   -----------   -----------   ----------
Net Investment Income (Loss)                              (135,544)      (5,862,887)    1,256,636     4,837,649    2,950,305
                                                        ----------     ------------   -----------   -----------   ----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS FROM
  CORRESPONDING PORTFOLIOS OF
  AMERICAN SKANDIA MASTER TRUST:
  Net Realized Gain (Loss) on:
    Securities                                            (278,463)     (51,859,781)    3,247,433    (1,695,853)       2,598
    Futures Contracts                                           --               --            --    (1,072,511)          --
    Written Options Contracts                                   --               --            --        97,353           --
    Swap Agreements                                             --               --            --       (30,823)          --
    Foreign Currency Transactions                          (21,086)         (15,752)           --      (188,724)          --
                                                        ----------     ------------   -----------   -----------   ----------
  Net Realized Gain (Loss)                                (299,549)     (51,875,533)    3,247,433    (2,890,558)       2,598
                                                        ----------     ------------   -----------   -----------   ----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                           3,333,045      228,050,761     9,613,363    (2,874,806)          --
    Futures Contracts                                           --               --            --         5,847           --
    Written Options Contracts                                   --               --            --        89,366           --
    Swap Agreements                                             --               --            --        (8,723)          --
    Translation of Assets and Liabilities Denominated
      in Foreign Currencies                                 (4,215)              42            --        90,325           --
                                                        ----------     ------------   -----------   -----------   ----------
  Net Change in Unrealized Appreciation
    (Depreciation)                                       3,328,830      228,050,803     9,613,363    (2,697,991)          --
                                                        ----------     ------------   -----------   -----------   ----------
  Net Gain (Loss) on Investments                         3,029,281      176,175,270    12,860,796    (5,588,549)       2,598
                                                        ----------     ------------   -----------   -----------   ----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                     $2,893,737     $170,312,383   $14,117,432   $  (750,900)  $2,952,903
                                                        ==========     ============   ===========   ===========   ==========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                         ASAF                                                     ASAF                  ASAF
                                       FOUNDERS                       ASAF                       T. ROWE              AMERICAN
                                     INTERNATIONAL                   JANUS                     PRICE SMALL            CENTURY
                                         SMALL                     SMALL-CAP                     COMPANY             STRATEGIC
                                    CAPITALIZATION                   GROWTH                       VALUE               BALANCED
                                         FUND                         FUND                        FUND                  FUND
                               -------------------------   --------------------------   -------------------------   ------------
                               YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                               OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                  1999          1998           1999          1998          1999          1998           1999
                               -----------   -----------   ------------   -----------   -----------   -----------   ------------
FROM OPERATIONS:
 Net Investment Income (Loss)  $  (155,453)  $  (21,602)   $   (697,207)  $   (57,296)  $  (135,216)  $   (46,776)  $    727,476
 Net Realized Gain (Loss) on
   Investments                   1,560,137     (203,090)      3,609,591      (860,753)    1,392,258      (373,253)     1,997,987
 Net Change in Unrealized
   Appreciation
   (Depreciation) on
   Investments                   1,083,661      (55,153)     46,265,247        50,611    (1,429,144)   (5,500,322)     4,935,120
                               -----------   ----------    ------------   -----------   -----------   -----------   ------------
Net Increase (Decrease) in
   Net Assets Resulting from
   Operations                    2,488,345     (279,845)     49,177,631      (867,438)     (172,102)   (5,920,351)     7,660,583
                               -----------   ----------    ------------   -----------   -----------   -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment Income:
   Class A                              --         (452)             --            --            --          (181)      (112,620)
   Class B                              --         (125)             --            --            --          (114)      (136,565)
   Class C                              --          (62)             --            --            --           (35)       (51,277)
   Class X                              --         (180)             --            --            --           (92)       (58,449)
 In Excess of Net Investment
   Income:
   Class A                              --          (74)             --            --       (27,592)       (4,193)            --
   Class B                              --          (20)             --            --            --        (2,624)            --
   Class C                              --          (10)             --            --            --          (814)            --
   Class X                              --          (29)             --            --            --        (2,136)            --
 From Net Realized Gains:
   Class A                              --           --              --            --            --            --             --
   Class B                              --           --              --            --            --            --             --
   Class C                              --           --              --            --            --            --             --
   Class X                              --           --              --            --            --            --             --
                               -----------   ----------    ------------   -----------   -----------   -----------   ------------
Total Distributions                     --         (952)             --            --       (27,592)      (10,189)      (358,911)
                               -----------   ----------    ------------   -----------   -----------   -----------   ------------
CAPITAL SHARE TRANSACTIONS
 (NOTE 4):
 Net Increase in Net Assets
   from Capital Share
   Transactions                  8,904,367    5,208,868     155,373,353    10,639,455    21,076,473    44,422,288    101,103,998
                               -----------   ----------    ------------   -----------   -----------   -----------   ------------
Net Increase in Net Assets      11,392,712    4,928,071     204,550,984     9,772,017    20,876,779    38,491,748    108,405,670
NET ASSETS:
 Beginning of Period             5,548,877      620,806      10,661,100       889,083    41,004,854     2,513,106     21,996,941
                               -----------   ----------    ------------   -----------   -----------   -----------   ------------
 End of Period                 $16,941,589   $5,548,877    $215,212,084   $10,661,100   $61,881,633   $41,004,854   $130,402,611
                               ===========   ==========    ============   ===========   ===========   ===========   ============

                                  ASAF
                                AMERICAN
                                 CENTURY
                                STRATEGIC
                                BALANCED
                                  FUND
                               -----------
                               YEAR ENDED
                               OCTOBER 31,
                                  1998
                               -----------
FROM OPERATIONS:
 Net Investment Income (Loss)  $    79,418
 Net Realized Gain (Loss) on
   Investments                  (1,207,852)
 Net Change in Unrealized
   Appreciation
   (Depreciation) on
   Investments                   1,441,116
                               -----------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                        312,682
                               -----------
DISTRIBUTIONS TO SHAREHOLDERS
 From Net Investment Income:
   Class A                         (11,493)
   Class B                          (9,726)
   Class C                          (4,525)
   Class X                          (9,794)
 In Excess of Net Investment
   Income:
   Class A                              --
   Class B                              --
   Class C                              --
   Class X                              --
 From Net Realized Gains:
   Class A                              --
   Class B                              --
   Class C                              --
   Class X                              --
                               -----------
Total Distributions                (35,538)
                               -----------
CAPITAL SHARE TRANSACTIONS
 (NOTE 4):
 Net Increase in Net Assets
   from Capital Share
   Transactions                 20,468,469
                               -----------
Net Increase in Net Assets      20,745,613
NET ASSETS:
 Beginning of Period             1,251,328
                               -----------
 End of Period                 $21,996,941
                               ===========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          ASAF                        ASAF                         ASAF                  ASAF
                                       FEDERATED                   OPPENHEIMER                 LORD ABBETT              JANUS
                                       HIGH YIELD                   LARGE-CAP                     GROWTH               OVERSEAS
                                          BOND                       GROWTH                     AND INCOME              GROWTH
                                          FUND                        FUND                         FUND                  FUND
                               --------------------------   -------------------------   --------------------------   ------------
                                YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                               OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
                                   1999          1998          1999         1998(1)         1999         1998(1)         1999
                               ------------   -----------   -----------   -----------   ------------   -----------   ------------
FROM OPERATIONS:
 Net Investment Income (Loss)  $  7,002,080   $ 1,488,563   $  (619,997)  $  (126,014)  $    (17,756)  $    26,263   $ (1,430,239)
 Net Realized Gain (Loss) on
   Investments                     (327,421)      (17,619)    4,509,503    (2,156,987)    (1,864,544)   (1,190,045)    (4,311,423)
 Net Change in Unrealized
   Appreciation
   (Depreciation) on
   Investments                   (5,663,260)   (2,955,623)    4,407,755     1,263,670      9,399,850       938,931     45,431,509
                               ------------   -----------   -----------   -----------   ------------   -----------   ------------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                       1,011,399    (1,484,679)    8,297,261    (1,019,331)     7,517,550      (224,851)    39,689,847
                               ------------   -----------   -----------   -----------   ------------   -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment Income:
   Class A                       (1,066,043)     (230,890)           --            --        (12,015)       (6,881)            --
   Class B                       (3,686,137)     (635,141)           --            --         (1,848)       (1,202)            --
   Class C                         (853,383)     (207,080)           --            --           (855)         (484)            --
   Class X                       (1,396,517)     (415,452)           --            --         (1,589)       (1,389)            --
 In Excess of Net Investment
   Income:
   Class A                               --            --            --            --        (36,455)           --             --
   Class B                               --            --            --            --         (5,608)           --             --
   Class C                               --            --            --            --         (2,595)           --             --
   Class X                               --            --            --            --         (4,822)           --             --
 From Net Realized Gains:
   Class A                               --            --            --            --             --            --             --
   Class B                               --            --            --            --             --            --             --
   Class C                               --            --            --            --             --            --             --
   Class X                               --            --            --            --             --            --             --
                               ------------   -----------   -----------   -----------   ------------   -----------   ------------
Total Distributions              (7,002,080)   (1,488,563)           --            --        (65,787)       (9,956)            --
                               ------------   -----------   -----------   -----------   ------------   -----------   ------------
CAPITAL SHARE TRANSACTIONS
 (NOTE 4):
 Net Increase in Net Assets
   from Capital Share
   Transactions                  77,719,547    44,745,185    31,103,658    20,690,453    101,607,672    32,886,035    170,502,829
                               ------------   -----------   -----------   -----------   ------------   -----------   ------------
Net Increase in Net Assets       71,728,866    41,771,943    39,400,919    19,671,122    109,059,435    32,651,228    210,192,676
NET ASSETS:
 Beginning of Period             45,608,402     3,836,459    19,671,122            --     32,651,228            --     44,957,018
                               ------------   -----------   -----------   -----------   ------------   -----------   ------------
 End of Period                 $117,337,268   $45,608,402   $59,072,041   $19,671,122   $141,710,663   $32,651,228   $255,149,694
                               ============   ===========   ===========   ===========   ============   ===========   ============

                                  ASAF
                                  JANUS
                                OVERSEAS
                                 GROWTH
                                  FUND
                               -----------
                               YEAR ENDED
                               OCTOBER 31,
                                 1998(1)
                               -----------
FROM OPERATIONS:
 Net Investment Income (Loss)  $   (45,889)
 Net Realized Gain (Loss) on
   Investments                  (2,636,468)
 Net Change in Unrealized
   Appreciation
   (Depreciation) on
   Investments                   1,140,279
                               -----------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                     (1,542,078)
                               -----------
DISTRIBUTIONS TO SHAREHOLDERS
 From Net Investment Income:
   Class A                              --
   Class B                              --
   Class C                              --
   Class X                              --
 In Excess of Net Investment
   Income:
   Class A                              --
   Class B                              --
   Class C                              --
   Class X                              --
 From Net Realized Gains:
   Class A                              --
   Class B                              --
   Class C                              --
   Class X                              --
                               -----------
Total Distributions                     --
                               -----------
CAPITAL SHARE TRANSACTIONS
 (NOTE 4):
 Net Increase in Net Assets
   from Capital Share
   Transactions                 46,499,096
                               -----------
Net Increase in Net Assets      44,957,018
NET ASSETS:
 Beginning of Period                    --
                               -----------
 End of Period                 $44,957,018
                               ===========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------

                                                                       ASAF                        ASAF
                                           ASAF                      NEUBERGER                   NEUBERGER
                                         MARSICO                      BERMAN                      BERMAN
                                         CAPITAL                      MID-CAP                     MID-CAP
                                          GROWTH                      GROWTH                       VALUE
                                           FUND                        FUND                        FUND
                                --------------------------   -------------------------   -------------------------
                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                    1999         1998(2)        1999         1998(2)        1999         1998(2)
                                ------------   -----------   -----------   -----------   -----------   -----------
FROM OPERATIONS:
 Net Investment Income (Loss)   $ (3,100,567)  $    14,303   $  (397,056)  $   (1,506)   $   (72,401)  $    1,431
 Net Realized Gain (Loss) on
   Investments                    (8,185,872)     (949,883)   (2,023,108)      94,129        862,653        1,518
 Net Change in Unrealized
   Appreciation (Depreciation)
   on Investments                 85,729,373     2,185,679     8,571,273      227,047     (1,727,464)      80,561
                                ------------   -----------   -----------   ----------    -----------   ----------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations                       74,442,934     1,250,099     6,151,109      319,670       (937,212)      83,510
                                ------------   -----------   -----------   ----------    -----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment Income:
   Class A                           (14,303)           --            --           --           (508)          --
   Class B                                --            --            --           --           (549)          --
   Class C                                --            --            --           --           (242)          --
   Class X                                --            --            --           --           (132)          --
 In Excess of Net Investment
   Income:
   Class A                               (35)           --            --           --         (2,758)          --
   Class B                                --            --            --           --         (2,976)          --
   Class C                                --            --            --           --         (1,315)          --
   Class X                                --            --            --           --           (718)          --
 From Net Realized Gains:
   Class A                                --            --       (20,483)          --           (237)          --
   Class B                                --            --       (34,595)          --           (761)          --
   Class C                                --            --       (22,944)          --           (336)          --
   Class X                                --            --       (16,107)          --           (162)          --
                                ------------   -----------   -----------   ----------    -----------   ----------
Total Distributions                  (14,338)           --       (94,129)          --        (10,694)          --
                                ------------   -----------   -----------   ----------    -----------   ----------
CAPITAL SHARE TRANSACTIONS
 (NOTE 4):
 Net Increase in Net Assets
   from Capital Share
   Transactions                  448,096,651    40,538,469    40,361,211    2,670,718     39,513,072    3,811,040
                                ------------   -----------   -----------   ----------    -----------   ----------
Net Increase in Net Assets       522,525,247    41,788,568    46,418,191    2,990,388     38,565,166    3,894,550
NET ASSETS:
 Beginning of Period              41,788,568            --     2,990,388           --      3,894,550           --
                                ------------   -----------   -----------   ----------    -----------   ----------
 End of Period                  $564,313,815   $41,788,568   $49,408,579   $2,990,388    $42,459,716   $3,894,550
                                ============   ===========   ===========   ==========    ===========   ==========


                                          ASAF
                                      T. ROWE PRICE
                                      INTERNATIONAL
                                         EQUITY
                                          FUND
                                -------------------------
                                YEAR ENDED    YEAR ENDED
                                OCTOBER 31,   OCTOBER 31,
                                   1999          1998
                                -----------   -----------
FROM OPERATIONS:
 Net Investment Income (Loss)   $  (135,544)  $   (43,968)
 Net Realized Gain (Loss) on
   Investments                     (299,549)      (67,792)
 Net Change in Unrealized
   Appreciation (Depreciation)
   on Investments                 3,328,830        25,778
                                -----------   -----------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations                       2,893,737       (85,982)
                                -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment Income:
   Class A                               --            --
   Class B                               --            --
   Class C                               --            --
   Class X                               --            --
 In Excess of Net Investment
   Income:
   Class A                          (13,643)           --
   Class B                           (6,565)           --
   Class C                           (4,600)           --
   Class X                           (9,863)           --
 From Net Realized Gains:
   Class A                               --            --
   Class B                               --            --
   Class C                               --            --
   Class X                               --            --
                                -----------   -----------
Total Distributions                 (34,671)           --
                                -----------   -----------
CAPITAL SHARE TRANSACTIONS
 (NOTE 4):
 Net Increase in Net Assets
   from Capital Share
   Transactions                   9,698,559    10,953,519
                                -----------   -----------
Net Increase in Net Assets       12,557,625    10,867,537
NET ASSETS:
 Beginning of Period             12,428,718     1,561,181
                                -----------   -----------
 End of Period                  $24,986,343   $12,428,718
                                ===========   ===========

(1) Commenced operations on December 31, 1997.
(2) Commenced operations on August 19, 1998.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          ASAF                           ASAF                         ASAF
                                          JANUS                        INVESCO                       TOTAL
                                         CAPITAL                        EQUITY                       RETURN
                                         GROWTH                         INCOME                        BOND
                                          FUND                           FUND                         FUND
                              -----------------------------   --------------------------   --------------------------
                                YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                               OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                   1999            1998           1999          1998           1999          1998
                              --------------   ------------   ------------   -----------   ------------   -----------
FROM OPERATIONS:
Net Investment Income (Loss)  $   (5,862,887)  $   (334,631)  $  1,256,636   $   346,202   $  4,837,649   $   604,031
 Net Realized Gain (Loss) on
   Investments                   (51,875,533)    (4,945,536)     3,247,433      (517,156)    (2,890,558)      371,331
 Net Change in Unrealized
   Appreciation
   (Depreciation) on
   Investments                   228,050,803     14,298,404      9,613,363     2,038,173     (2,697,991)      235,283
                              --------------   ------------   ------------   -----------   ------------   -----------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                      170,312,383      9,018,237     14,117,432     1,867,219       (750,900)    1,210,645
                              --------------   ------------   ------------   -----------   ------------   -----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 From Net Investment Income:
   Class A                                --         (3,261)      (207,977)      (38,382)      (746,581)      (81,710)
   Class B                                --         (1,754)      (267,381)      (49,590)    (2,433,498)     (203,491)
   Class C                                --           (551)      (120,280)      (19,657)      (857,234)     (142,796)
   Class X                                --         (1,648)      (171,251)      (53,610)      (800,336)     (178,399)
 In Excess of Net Investment
   Income:
   Class A                                --         (2,821)            --            --             --            --
   Class B                                --         (1,518)            --            --             --            --
   Class C                                --           (476)            --            --             --            --
   Class X                                --         (1,426)            --            --             --            --
 From Net Realized Gains:
   Class A                                --             --             --            --        (41,731)          (35)
   Class B                                --             --             --            --       (174,101)          (98)
   Class C                                --             --             --            --        (68,174)          (43)
   Class X                                --             --             --            --        (87,038)         (111)
                              --------------   ------------   ------------   -----------   ------------   -----------
Total Distributions                       --        (13,455)      (766,889)     (161,239)    (5,208,693)     (606,683)
                              --------------   ------------   ------------   -----------   ------------   -----------
CAPITAL SHARE TRANSACTIONS
 (NOTE 4):
 Net Increase in Net Assets
   from Capital Share
   Transactions                  965,500,168    126,069,978    112,998,444    48,599,599    114,425,804    42,508,563
                              --------------   ------------   ------------   -----------   ------------   -----------
 Net Increase in Net Assets    1,135,812,551    135,074,760    126,348,987    50,305,579    108,466,211    43,112,525
NET ASSETS:
 Beginning of Period             139,425,109      4,350,349     53,614,176     3,308,597     44,296,202     1,183,677
                              --------------   ------------   ------------   -----------   ------------   -----------
 End of Period                $1,275,237,660   $139,425,109   $179,963,163   $53,614,176   $152,762,413   $44,296,202
                              ==============   ============   ============   ===========   ============   ===========

                                         ASAF
                                         JPM
                                        MONEY
                                        MARKET
                                         FUND
                              --------------------------
                               YEAR ENDED    YEAR ENDED
                              OCTOBER 31,    OCTOBER 31,
                                  1999          1998
                              ------------   -----------
FROM OPERATIONS:
Net Investment Income (Loss)  $  2,950,305   $   521,976
 Net Realized Gain (Loss) on
   Investments                       2,598          (666)
 Net Change in Unrealized
   Appreciation
   (Depreciation) on
   Investments                          --            --
                              ------------   -----------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                      2,952,903       521,310
                              ------------   -----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 From Net Investment Income:
   Class A                        (790,112)     (105,287)
   Class B                      (1,124,422)     (132,858)
   Class C                        (488,137)      (78,804)
   Class X                        (547,634)     (205,027)
 In Excess of Net Investment
   Income:
   Class A                              --            --
   Class B                              --            --
   Class C                              --            --
   Class X                              --            --
 From Net Realized Gains:
   Class A                              --            (4)
   Class B                              --           (10)
   Class C                              --            (4)
   Class X                              --            (7)
                              ------------   -----------
Total Distributions             (2,950,305)     (522,001)
                              ------------   -----------
CAPITAL SHARE TRANSACTIONS
 (NOTE 4):
 Net Increase in Net Assets
   from Capital Share
   Transactions                136,157,181    41,796,215
                              ------------   -----------
 Net Increase in Net Assets    136,159,779    41,795,524
NET ASSETS:
 Beginning of Period            43,354,055     1,558,531
                              ------------   -----------
 End of Period                $179,513,834   $43,354,055
                              ============   ===========

See Notes to Financial Statements.

                      [This page intentionally left blank]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                     Increase (Decrease) from
                                                                       Investment Operations
                                                  Net Asset  -----------------------------------------
                                       Year         Value         Net        Net Realized   Total from
                                       Ended      Beginning   Investment     & Unrealized   Investment
                                    October 31,   of Period  Income (Loss)   Gain (Loss)    Operations
                                    -----------   ---------  -------------   ------------   ----------
ASAF FOUNDERS
INTERNATIONAL SMALL
CAPITALIZATION FUND:
------------------------------
------------------------------
 Class A                             1999          $ 10.27      $(0.14)         $ 3.43        $ 3.29
                                     1998             9.87       (0.02)           0.45          0.43
                                     1997(1)         10.00        0.05           (0.18)        (0.13)
 Class B                             1999            10.23       (0.22)           3.43          3.21
                                     1998             9.85       (0.08)           0.46          0.38
                                     1997(1)         10.00        0.04           (0.19)        (0.15)
 Class C                             1999            10.22       (0.21)           3.42          3.21
                                     1998             9.86       (0.08)           0.44          0.36
                                     1997(1)         10.00        0.04           (0.18)        (0.14)
 Class X                             1999            10.21       (0.19)           3.41          3.22
                                     1998             9.84       (0.08)           0.45          0.37
                                     1997(1)         10.00        0.04           (0.20)        (0.16)
ASAF JANUS SMALL-CAP
GROWTH FUND:
------------------------------
------------------------------
 Class A                             1999          $  9.11      $(0.10)         $ 8.07        $ 7.97
                                     1998             9.94       (0.07)          (0.76)        (0.83)
                                     1997(1)         10.00       (0.03)          (0.03)        (0.06)
 Class B                             1999             9.04       (0.17)           8.00          7.83
                                     1998             9.93       (0.12)          (0.77)        (0.89)
                                     1997(1)         10.00       (0.04)          (0.03)        (0.07)
 Class C                             1999             9.06       (0.16)           8.00          7.84
                                     1998             9.94       (0.10)          (0.78)        (0.88)
                                     1997(1)         10.00       (0.04)          (0.02)        (0.06)
 Class X                             1999             9.06       (0.15)           7.99          7.84
                                     1998             9.93       (0.11)          (0.76)        (0.87)
                                     1997(1)         10.00       (0.04)          (0.03)        (0.07)
ASAF T. ROWE PRICE SMALL COMPANY
VALUE FUND:
------------------------------
------------------------------
 Class A                             1999          $  8.85      $ 0.02          $ 0.06        $ 0.08
                                     1998            10.46        0.04           (1.62)        (1.58)
                                     1997(1)         10.00        0.02            0.44          0.46
 Class B                             1999             8.80       (0.03)           0.07          0.04
                                     1998            10.44       (0.02)          (1.61)        (1.63)
                                     1997(1)         10.00          --            0.44          0.44
 Class C                             1999             8.80       (0.03)           0.07          0.04
                                     1998            10.45       (0.02)          (1.62)        (1.64)
                                     1997(1)         10.00          --            0.45          0.45
 Class X                             1999             8.80       (0.03)           0.07          0.04
                                     1998            10.44       (0.02)          (1.61)        (1.63)
                                     1997(1)         10.00          --            0.44          0.44
ASAF AMERICAN
CENTURY STRATEGIC
BALANCED FUND:
------------------------------
------------------------------
 Class A                             1999          $ 10.89      $ 0.19          $ 1.89        $ 2.08
                                     1998             9.99        0.15            0.84          0.99
                                     1997(1)         10.00        0.04           (0.05)        (0.01)
 Class B                             1999            10.86        0.12            1.88          2.00
                                     1998             9.96        0.09            0.85          0.94
                                     1997(1)         10.00        0.02           (0.06)        (0.04)
 Class C                             1999            10.87        0.11            1.87          1.98
                                     1998             9.98        0.09            0.84          0.93
                                     1997(1)         10.00        0.02           (0.04)        (0.02)
 Class X                             1999            10.85        0.11            1.89          2.00
                                     1998             9.96        0.09            0.84          0.93
                                     1997(1)         10.00        0.02           (0.06)        (0.04)


                                               Less Distributions
                                   ------------------------------------------
                                    From Net     In Excess of      From Net
                                   Investment   Net Investment     Realized
                                     Income         Income          Gains
                                   ----------   --------------   ------------
ASAF FOUNDERS
INTERNATIONAL SMALL
CAPITALIZATION FUND:
------------------------------
------------------------------
 Class A                             $   --         $   --            $--
                                      (0.03)            --            --
                                         --             --            --
 Class B                                 --             --            --
                                         --             --            --
                                         --             --            --
 Class C                                 --             --            --
                                         --             --            --
                                         --             --            --
 Class X                                 --             --            --
                                         --             --            --
                                         --             --            --
ASAF JANUS SMALL-CAP
GROWTH FUND:
------------------------------
------------------------------
 Class A                             $   --         $   --            $--
                                         --             --            --
                                         --             --            --
 Class B                                 --             --            --
                                         --             --            --
                                         --             --            --
 Class C                                 --             --            --
                                         --             --            --
                                         --             --            --
 Class X                                 --             --            --
                                         --             --            --
                                         --             --            --
ASAF T. ROWE PRICE SMALL COMPANY
VALUE FUND:
------------------------------
------------------------------
 Class A                             $   --         $(0.03)           $--
                                         --          (0.03)           --
                                         --             --            --
 Class B                                 --             --            --
                                         --          (0.01)           --
                                         --             --            --
 Class C                                 --             --            --
                                         --          (0.01)           --
                                         --             --            --
 Class X                                 --             --            --
                                         --          (0.01)           --
                                         --             --            --
ASAF AMERICAN
CENTURY STRATEGIC
BALANCED FUND:
------------------------------
------------------------------
 Class A                             $(0.12)        $   --            $--
                                      (0.09)            --            --
                                         --             --            --
 Class B                              (0.05)            --            --
                                      (0.04)            --            --
                                         --             --            --
 Class C                              (0.05)            --            --
                                      (0.04)            --            --
                                         --             --            --
 Class X                              (0.05)            --            --
                                      (0.04)            --            --
                                         --             --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(3)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(2)     (in 000s)       Rate      Expenses    and Waiver(4)   and Waiver(4)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $   --          $13.56         32.04%       $ 2,374         268%        2.10%        2.10%             4.53%
      (0.03)          10.27          4.32%           886          49%        2.10%        2.10%             9.20%
         --            9.87         (1.30%)          106          --         2.10%        2.10%           136.49%
         --           13.44         31.38%         7,722         268%        2.60%        2.60%             5.04%
         --           10.23          3.90%         1,387          49%        2.60%        2.60%             9.80%
         --            9.85         (1.50%)          230          --         2.60%        2.60%            90.64%
         --           13.43         31.41%         2,540         268%        2.60%        2.60%             5.05%
         --           10.22          3.69%           872          49%        2.60%        2.60%             9.72%
         --            9.86         (1.40%)           79          --         2.60%        2.60%            55.02%
         --           13.43         31.54%         4,305         268%        2.60%        2.60%             5.07%
         --           10.21          3.80%         2,404          49%        2.60%        2.60%             9.58%
         --            9.84         (1.60%)          206          --         2.60%        2.60%            54.45%




     $   --          $17.08         87.80%       $54,039          74%        1.70%        1.71%             2.20%
         --            9.11         (8.45%)        1,801          94%        1.70%        1.70%             6.38%
         --            9.94         (0.60%)          193          --         1.70%        1.70%           105.48%
         --           16.87         86.73%        98,524          74%        2.20%        2.21%             2.69%
         --            9.04         (8.96%)        2,685          94%        2.20%        2.20%             6.86%
         --            9.93         (0.70%)          353          --         2.20%        2.20%            57.99%
         --           16.90         86.64%        38,337          74%        2.20%        2.21%             2.73%
         --            9.06         (8.85%)        2,090          94%        2.20%        2.20%             6.60%
         --            9.94         (0.60%)           74          --         2.20%        2.20%            42.48%
         --           16.90         86.53%        24,312          74%        2.20%        2.21%             2.82%
         --            9.06         (8.76%)        4,085          94%        2.20%        2.20%             6.69%
         --            9.93         (0.70%)          270          --         2.20%        2.20%            47.29%




     $(0.03)         $ 8.90          0.86%       $10,881          35%        1.75%        1.75%             2.61%
      (0.03)           8.85        (15.13%)        7,155           4%        1.75%        1.75%             3.51%
         --           10.46          4.60%           383          --         1.75%        1.75%            54.47%
         --            8.84          0.45%        23,890          35%        2.25%        2.25%             3.13%
      (0.01)           8.80        (15.63%)       13,184           4%        2.25%        2.25%             4.03%
         --           10.44          4.40%         1,155          --         2.25%        2.25%            30.14%
         --            8.84          0.45%        13,164          35%        2.25%        2.25%             3.13%
      (0.01)           8.80        (15.71%)        8,298           4%        2.25%        2.25%             3.97%
         --           10.45          4.50%           335          --         2.25%        2.25%            33.60%
         --            8.84          0.45%        13,947          35%        2.25%        2.25%             3.12%
      (0.01)           8.80        (15.63%)       12,368           4%        2.25%        2.25%             4.00%
         --           10.44          4.40%           640          --         2.25%        2.25%            22.43%




     $(0.12)         $12.85         19.10%       $24,443         104%        1.60%        1.60%             2.15%
      (0.09)          10.89          9.93%         3,359          93%        1.60%        1.60%             4.32%
         --            9.99         (0.10%)          257           2%        1.60%        1.60%            37.87%
      (0.05)          12.81         18.46%        65,933         104%        2.10%        2.10%             2.67%
      (0.04)          10.86          9.45%         8,272          93%        2.10%        2.10%             4.65%
         --            9.96         (0.40%)          381           2%        2.10%        2.10%            29.90%
      (0.05)          12.80         18.26%        20,769         104%        2.10%        2.10%             2.67%
      (0.04)          10.87          9.33%         3,202          93%        2.10%        2.10%             4.77%
         --            9.98         (0.20%)          215           2%        2.10%        2.10%            38.96%
      (0.05)          12.80         18.48%        19,258         104%        2.10%        2.10%             2.67%
      (0.04)          10.85          9.34%         7,164          93%        2.10%        2.10%             4.66%
         --            9.96         (0.40%)          398           2%        2.10%        2.10%            26.66%


  Ratio of Net Investment
     Income (Loss) to
   Average Net Assets(3)
  -----------------------
           (1.19%)
           (0.28%)
            2.03%
           (1.84%)
           (0.74%)
            1.62%
           (1.74%)
           (0.79%)
            1.72%
           (1.63%)
           (0.76%)
            1.58%




           (0.73%)
           (0.75%)
           (1.16%)
           (1.24%)
           (1.26%)
           (1.73%)
           (1.25%)
           (1.13%)
           (1.73%)
           (1.21%)
           (1.19%)
           (1.70%)




            0.17%
            0.20%
            0.69%
           (0.35%)
           (0.30%)
            0.17%
           (0.34%)
           (0.32%)
            0.02%
           (0.31%)
           (0.32%)
            0.19%




            1.44%
            1.30%
            1.56%
            0.94%
            0.80%
            0.79%
            0.92%
            0.79%
            0.78%
            0.88%
            0.79%
            1.07%

(1) Commenced operations on July 28, 1997.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                   Increase (Decrease) from
                                                                     Investment Operations
                                                Net Asset  -----------------------------------------
                                     Year         Value         Net        Net Realized   Total from
                                     Ended      Beginning   Investment     & Unrealized   Investment
                                  October 31,   of Period  Income (Loss)   Gain (Loss)    Operations
                                  -----------   ---------  -------------   ------------   ----------
ASAF FEDERATED
HIGH YIELD BOND FUND:
------------------------------
------------------------------
  Class A                          1999          $  9.38      $ 0.80          $(0.25)       $0.55
                                   1998             9.93        0.74           (0.55)        0.19
                                   1997(1)         10.00        0.05           (0.07)       (0.02)
  Class B                          1999             9.39        0.75           (0.26)        0.49
                                   1998             9.93        0.69           (0.54)        0.15
                                   1997(1)         10.00        0.04           (0.07)       (0.03)
  Class C                          1999             9.38        0.75           (0.25)        0.50
                                   1998             9.93        0.69           (0.55)        0.14
                                   1997(1)         10.00        0.03           (0.07)       (0.04)
  Class X                          1999             9.39        0.75           (0.26)        0.49
                                   1998             9.93        0.69           (0.54)        0.15
                                   1997(1)         10.00        0.04           (0.07)       (0.03)
ASAF OPPENHEIMER
LARGE-CAP GROWTH FUND:
------------------------------
------------------------------
  Class A                          1999          $ 10.44      $(0.15)         $ 3.35        $3.20
                                   1998(5)         10.00       (0.10)           0.54         0.44
  Class B                          1999            10.43       (0.21)           3.33         3.12
                                   1998(5)         10.00       (0.14)           0.57         0.43
  Class C                          1999            10.40       (0.21)           3.32         3.11
                                   1998(5)         10.00       (0.14)           0.54         0.40
  Class X                          1999            10.41       (0.21)           3.31         3.10
                                   1998(5)         10.00       (0.14)           0.55         0.41
ASAF LORD ABBETT GROWTH
AND INCOME FUND:
------------------------------
------------------------------
  Class A                          1999          $ 10.52      $ 0.06          $ 1.80        $1.86
                                   1998(5)         10.00        0.05            0.50         0.55
  Class B                          1999            10.53       (0.01)           1.81         1.80
                                   1998(5)         10.00        0.01            0.52         0.53
  Class C                          1999            10.51       (0.01)           1.82         1.81
                                   1998(5)         10.00        0.01            0.50         0.51
  Class X                          1999            10.52       (0.01)           1.80         1.79
                                   1998(5)         10.00        0.01            0.51         0.52
ASAF JANUS OVERSEAS
GROWTH FUND:
------------------------------
------------------------------
  Class A                          1999          $ 10.55      $(0.09)         $ 3.60        $3.51
                                   1998(5)         10.00        0.01            0.54         0.55
  Class B                          1999            10.51       (0.15)           3.58         3.43
                                   1998(5)         10.00       (0.04)           0.55         0.51
  Class C                          1999            10.52       (0.15)           3.59         3.44
                                   1998(5)         10.00       (0.04)           0.56         0.52
  Class X                          1999            10.50       (0.14)           3.57         3.43
                                   1998(5)         10.00       (0.04)           0.54         0.50


                                           Less Distributions
                                 --------------------------------------
                                  From Net     In Excess of    From Net
                                 Investment   Net Investment   Realized
                                   Income         Income        Gains
                                 ----------   --------------   --------
ASAF FEDERATED
HIGH YIELD BOND FUND:
------------------------------
------------------------------
  Class A                          $(0.80)        $   --          $--
                                    (0.74)            --          --
                                    (0.05)            --          --
  Class B                           (0.75)            --          --
                                    (0.69)            --          --
                                    (0.04)            --          --
  Class C                           (0.75)            --          --
                                    (0.69)            --          --
                                    (0.03)            --          --
  Class X                           (0.75)            --          --
                                    (0.69)            --          --
                                    (0.04)            --          --
ASAF OPPENHEIMER
LARGE-CAP GROWTH FUND:
------------------------------
------------------------------
  Class A                          $   --         $   --          $--
                                       --             --          --
  Class B                              --             --          --
                                       --             --          --
  Class C                              --             --          --
                                       --             --          --
  Class X                              --             --          --
                                       --             --          --
ASAF LORD ABBETT GROWTH
AND INCOME FUND:
------------------------------
------------------------------
  Class A                          $(0.01)        $(0.04)         $--
                                    (0.03)            --          --
  Class B                              --          (0.01)         --
                                       --             --          --
  Class C                              --          (0.01)         --
                                       --             --          --
  Class X                              --          (0.01)         --
                                       --             --          --
ASAF JANUS OVERSEAS
GROWTH FUND:
------------------------------
------------------------------
  Class A                          $   --         $   --          $--
                                       --             --          --
  Class B                              --             --          --
                                       --             --          --
  Class C                              --             --          --
                                       --             --          --
  Class X                              --             --          --
                                       --             --          --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data             Ratios of Expenses to Average Net Assets(3)
                                  -------------------------------------   --------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement    Reimbursement
  Distributions   End of Period   Return(2)     (in 000s)       Rate      Expenses    and Waiver(4)    and Waiver(4)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   ----------------
     $(0.80)         $ 9.13          5.70%      $ 16,079          18%       1.50%         1.50%              1.81%
      (0.74)           9.38          1.67%         6,979          22%       1.50%         1.50%              2.90%
      (0.05)           9.93         (0.23%)        2,154          11%       1.50%         1.50%             30.49%
      (0.75)           9.13          5.05%        68,160          18%       2.00%         2.00%              2.31%
      (0.69)           9.39          1.25%        20,495          22%       2.00%         2.00%              3.32%
      (0.04)           9.93         (0.30%)          920          11%       2.00%         2.00%             30.22%
      (0.75)           9.13          5.05%        13,205          18%       2.00%         2.00%              2.32%
      (0.69)           9.38          1.26%         5,732          22%       2.00%         2.00%              3.41%
      (0.03)           9.93         (0.36%)          206          11%       2.00%         2.00%             29.26%
      (0.75)           9.13          5.06%        19,893          18%       2.00%         2.00%              2.32%
      (0.69)           9.39          1.26%        12,402          22%       2.00%         2.00%              3.33%
      (0.04)           9.93         (0.25%)          556          11%       2.00%         2.00%             30.95%




     $   --          $13.64         30.65%      $  9,271         320%       1.80%         1.80%              2.41%
         --           10.44          4.40%         2,690         207%       1.80%         1.80%              4.29%
         --           13.55         29.91%        29,219         320%       2.30%         2.30%              2.91%
         --           10.43          4.30%         7,468         207%       2.30%         2.30%              4.77%
         --           13.51         29.90%         7,371         320%       2.30%         2.30%              2.92%
         --           10.40          4.00%         2,634         207%       2.30%         2.30%              4.67%
         --           13.51         29.78%        13,212         320%       2.30%         2.30%              2.93%
         --           10.41          4.10%         6,879         207%       2.30%         2.30%              4.77%




     $(0.05)         $12.33         17.72%      $ 28,123          47%       1.60%         1.63%              2.21%
      (0.03)          10.52          5.48%         5,572          42%       1.60%         1.60%              3.57%
      (0.01)          12.32         17.05%        66,009          47%       2.10%         2.13%              2.71%
         --           10.53          5.32%        10,710          42%       2.10%         2.10%              4.06%
      (0.01)          12.31         17.18%        23,210          47%       2.10%         2.13%              2.72%
         --           10.51          5.12%         5,019          42%       2.10%         2.10%              4.01%
      (0.01)          12.30         16.97%        24,369          47%       2.10%         2.13%              2.72%
         --           10.52          5.22%        11,350          42%       2.10%         2.10%              3.98%




     $   --          $14.06         33.18%      $ 61,082          71%       2.10%         2.12%              2.47%
         --           10.55          5.50%         8,812         101%       2.10%         2.10%              4.12%
         --           13.94         32.54%       105,965          71%       2.60%         2.62%              2.97%
         --           10.51          5.10%        15,339         101%       2.60%         2.60%              4.58%
         --           13.96         32.60%        54,101          71%       2.60%         2.62%              2.97%
         --           10.52          5.20%         9,580         101%       2.60%         2.60%              4.58%
         --           13.93         32.57%        34,002          71%       2.60%         2.62%              2.98%
         --           10.50          5.00%        11,226         101%       2.60%         2.60%              4.60%


   Ratio of Net Investment
      Income (Loss) to
    Average Net Assets(3)
   -----------------------
             8.26%
             7.42%
             4.76%
             7.73%
             6.90%
             3.15%
             7.74%
             6.96%
             3.55%
             7.76%
             6.96%
             3.65%




            (1.15%)
            (1.12%)
            (1.66%)
            (1.62%)
            (1.68%)
            (1.62%)
            (1.68%)
            (1.62%)




             0.39%
             0.62%
            (0.13%)
             0.14%
            (0.12%)
             0.15%
            (0.08%)
             0.17%




            (0.70%)
             0.06%
            (1.22%)
            (0.44%)
            (1.21%)
            (0.45%)
            (1.19%)
            (0.41%)

(1) Commenced operations on July 28, 1997.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
(5) Commenced operations on December 31, 1997.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                   Increase (Decrease) from
                                                                     Investment Operations
                                                Net Asset  -----------------------------------------
                                     Year         Value         Net        Net Realized   Total from
                                     Ended      Beginning   Investment     & Unrealized   Investment
                                  October 31,   of Period  Income (Loss)   Gain (Loss)    Operations
                                  -----------   ---------  -------------   ------------   ----------
ASAF MARSICO
CAPITAL GROWTH FUND:
--------------------------------
--------------------------------
  Class A                          1999          $ 10.13      $(0.09)         $4.55         $4.46
                                   1998(6)         10.00        0.01           0.12          0.13
  Class B                          1999            10.12       (0.16)          4.55          4.39
                                   1998(6)         10.00          --           0.12          0.12
  Class C                          1999            10.11       (0.16)          4.54          4.38
                                   1998(6)         10.00          --           0.11          0.11
  Class X                          1999            10.11       (0.15)          4.52          4.37
                                   1998(6)         10.00          --           0.11          0.11
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
--------------------------------
--------------------------------
  Class A                          1999          $ 11.81      $(0.17)         $4.73         $4.56
                                   1998(6)         10.00       (0.01)          1.82          1.81
  Class B                          1999            11.79       (0.25)          4.73          4.48
                                   1998(6)         10.00       (0.01)          1.80          1.79
  Class C                          1999            11.79       (0.24)          4.72          4.48
                                   1998(6)         10.00       (0.01)          1.80          1.79
  Class X                          1999            11.79       (0.25)          4.73          4.48
                                   1998(6)         10.00       (0.01)          1.80          1.79
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
--------------------------------
--------------------------------
  Class A                          1999          $ 10.23      $ 0.03          $1.19         $1.22
                                   1998(6)         10.00        0.02           0.21          0.23
  Class B                          1999            10.22       (0.05)          1.22          1.17
                                   1998(6)         10.00        0.01           0.21          0.22
  Class C                          1999            10.22       (0.05)          1.22          1.17
                                   1998(6)         10.00          --           0.22          0.22
  Class X                          1999            10.22       (0.05)          1.20          1.15
                                   1998(6)         10.00        0.01           0.21          0.22


                                             Less Distributions
                                   --------------------------------------
                                    From Net     In Excess of    From Net
                                   Investment   Net Investment   Realized
                                     Income         Income        Gains
                                   ----------   --------------   --------
ASAF MARSICO
CAPITAL GROWTH FUND:
--------------------------------
--------------------------------
  Class A                              $--          $(0.01)       $   --
                                       --               --            --
  Class B                              --               --            --
                                       --               --            --
  Class C                              --               --            --
                                       --               --            --
  Class X                              --               --            --
                                       --               --            --
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
--------------------------------
--------------------------------
  Class A                              $--          $   --        $(0.15)
                                       --               --            --
  Class B                              --               --         (0.15)
                                       --               --            --
  Class C                              --               --         (0.15)
                                       --               --            --
  Class X                              --               --         (0.15)
                                       --               --            --
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
--------------------------------
--------------------------------
  Class A                              $--          $(0.03)       $   --
                                       --               --            --
  Class B                              --            (0.01)           --
                                       --               --            --
  Class C                              --            (0.01)           --
                                       --               --            --
  Class X                              --            (0.01)           --
                                       --               --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                       Ratios of Expenses
                                            Supplemental Data                       to Average Net Assets(3)
                                  -------------------------------------   --------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement    Reimbursement
  Distributions   End of Period   Return(2)     (in 000s)       Rate      Expenses    and Waiver(4)    and Waiver(4)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   ----------------
     $(0.01)         $14.58         44.18%      $103,196         105%       1.75%          1.76%             2.03%
         --           10.13          1.20%         7,037          67%       1.75%          1.75%             2.84%
         --           14.51         43.52%       285,342         105%       2.25%          2.26%             2.53%
         --           10.12          1.10%        17,994          67%       2.25%          2.25%             3.29%
         --           14.49         43.32%       125,796         105%       2.25%          2.26%             2.53%
         --           10.11          1.10%        11,012          67%       2.25%          2.25%             3.44%
         --           14.48         43.47%        49,980         105%       2.25%          2.26%             2.53%
         --           10.11          1.10%         5,746          67%       2.25%          2.25%             3.22%




     $(0.15)         $16.22         38.83%      $ 10,908         106%       1.75%          1.77%             2.65%
         --           11.81         18.00%           587         122%       1.75%          1.75%             5.66%
      (0.15)          16.12         38.21%        22,399         106%       2.25%          2.27%             3.14%
         --           11.79         17.80%           991         122%       2.25%          2.25%            15.98%
      (0.15)          16.12         38.09%         9,674         106%       2.25%          2.27%             3.17%
         --           11.79         17.90%           903         122%       2.25%          2.25%            20.25%
      (0.15)          16.12         38.09%         6,428         106%       2.25%          2.27%             3.19%
         --           11.79         17.90%           509         122%       2.25%          2.25%            10.43%




     $(0.03)         $11.42         12.06%      $  8,561         126%       1.75%          1.85%             2.76%
         --           10.23          2.30%           717           3%       1.75%          1.75%             9.44%
      (0.01)          11.38         11.57%        21,560         126%       2.25%          2.35%             3.29%
         --           10.22          2.20%         1,886           3%       2.25%          2.25%             9.10%
      (0.01)          11.38         11.57%         7,731         126%       2.25%          2.35%             3.32%
         --           10.22          2.20%           997           3%       2.25%          2.25%            13.91%
      (0.01)          11.36         11.38%         4,608         126%       2.25%          2.35%             3.35%
         --           10.22          2.20%           295           3%       2.25%          2.25%            12.90%


  Ratio of Net Investment
     Income (Loss) to
   Average Net Assets(3)
  -----------------------
           (0.69%)
            0.72%
           (1.20%)
            0.25%
           (1.19%)
            0.24%
           (1.18%)
            0.20%




           (1.17%)
           (0.52%)
           (1.68%)
           (0.78%)
           (1.68%)
           (0.72%)
           (1.69%)
           (0.67%)




            0.06%
            0.87%
           (0.44%)
            0.47%
           (0.45%)
            0.26%
           (0.46%)
            0.34%

(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
(6) Commenced operations on August 19, 1998.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                      Increase (Decrease) from
                                                                        Investment Operations
                                                              -----------------------------------------
                                                   Net Asset       Net
                                        Year         Value     Investment     Net Realized   Total from
                                        Ended      Beginning     Income       & Unrealized   Investment
                                     October 31,   of Period     (Loss)       Gain (Loss)    Operations
                                     -----------   ---------  -------------   ------------   ----------
ASAF T. ROWE PRICE INTERNATIONAL
EQUITY FUND:
---------------------------------
---------------------------------
  Class A                             1999          $  9.39      $(0.01)         $ 1.68        $ 1.67
                                      1998             8.93       (0.02)           0.48          0.46
                                      1997(1)          9.74        0.01           (0.82)        (0.81)
  Class B                             1999             9.59       (0.08)           1.73          1.65
                                      1998             9.16       (0.07)           0.50          0.43
                                      1997(1)         10.00       (0.01)          (0.83)        (0.84)
  Class C                             1999             9.57       (0.08)           1.74          1.66
                                      1998             9.16       (0.06)           0.47          0.41
                                      1997(1)         10.00       (0.01)          (0.83)        (0.84)
  Class X                             1999             9.61       (0.09)           1.75          1.66
                                      1998             9.18       (0.07)           0.50          0.43
                                      1997(1)         10.00       (0.01)          (0.81)        (0.82)
ASAF JANUS
CAPITAL GROWTH FUND:
---------------------------------
---------------------------------
  Class A                             1999          $ 14.41      $(0.10)         $ 7.66        $ 7.56
                                      1998            11.40       (0.01)           3.05          3.04
                                      1997(1)         11.18        0.09            0.13          0.22
  Class B                             1999            12.87       (0.17)           6.80          6.63
                                      1998            10.19       (0.08)           2.77          2.69
                                      1997(1)         10.00        0.06            0.13          0.19
  Class C                             1999            12.85       (0.18)           6.80          6.62
                                      1998            10.19       (0.08)           2.75          2.67
                                      1997(1)         10.00        0.05            0.14          0.19
  Class X                             1999            12.88       (0.18)           6.82          6.64
                                      1998            10.20       (0.09)           2.78          2.69
                                      1997(1)         10.00        0.05            0.15          0.20
ASAF INVESCO
EQUITY INCOME FUND:
---------------------------------
---------------------------------
  Class A                             1999          $ 11.75      $ 0.22          $ 1.84        $ 2.06
                                      1998            10.45        0.22            1.20          1.42
                                      1997(1)          9.98        0.14            0.33          0.47
  Class B                             1999            11.77        0.14            1.87          2.01
                                      1998            10.45        0.15            1.24          1.39
                                      1997(1)         10.00        0.10            0.35          0.45
  Class C                             1999            11.77        0.14            1.86          2.00
                                      1998            10.46        0.15            1.23          1.38
                                      1997(1)         10.00        0.10            0.36          0.46
  Class X                             1999            11.76        0.13            1.88          2.01
                                      1998            10.45        0.15            1.23          1.38
                                      1997(1)         10.00        0.11            0.34          0.45


                                                Less Distributions
                                     ----------------------------------------
                                                  In Excess
                                      From Net      of Net        From Net
                                     Investment   Investment      Realized
                                       Income       Income         Gains
                                     ----------   ----------   --------------
ASAF T. ROWE PRICE INTERNATIONAL
EQUITY FUND:
---------------------------------
---------------------------------
  Class A                              $   --       $(0.07)          $--
                                           --           --           --
                                           --           --           --
  Class B                                  --        (0.02)          --
                                           --           --           --
                                           --           --           --
  Class C                                  --        (0.02)          --
                                           --           --           --
                                           --           --           --
  Class X                                  --        (0.02)          --
                                           --           --           --
                                           --           --           --
ASAF JANUS
CAPITAL GROWTH FUND:
---------------------------------
---------------------------------
  Class A                              $   --       $   --           $--
                                        (0.02)       (0.01)          --
                                           --           --           --
  Class B                                  --           --           --
                                        (0.01)          --           --
                                           --           --           --
  Class C                                  --           --           --
                                        (0.01)          --           --
                                           --           --           --
  Class X                                  --           --           --
                                        (0.01)          --           --
                                           --           --           --
ASAF INVESCO
EQUITY INCOME FUND:
---------------------------------
---------------------------------
  Class A                              $(0.15)      $   --           $--
                                        (0.12)          --           --
                                           --           --           --
  Class B                               (0.09)          --           --
                                        (0.07)          --           --
                                           --           --           --
  Class C                               (0.09)          --           --
                                        (0.07)          --           --
                                           --           --           --
  Class X                               (0.09)          --           --
                                        (0.07)          --           --
                                           --           --           --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                          Supplemental Data                        to Average Net Assets(4)
                  Net Asset     -------------------------------------   -----------------------------------------------
                    Value                   Net Assets at   Portfolio      Net       After Expense      Before Expense
    Total            End          Total     End of Period   Turnover    Operating    Reimbursement      Reimbursement
Distributions     of Period     Return(2)     (in 000s)      Rate(3)    Expenses     and Waiver(5)      and Waiver(5)
-------------   -------------   ---------   -------------   ---------   ---------   ----------------   ----------------
   $(0.07)         $10.99         17.82%      $  4,623          31%        2.10%           2.12%              3.36%
       --            9.39          5.15%         1,685          20%        2.10%           2.10%              6.06%
       --            8.93         (8.32%)          218           1%        2.10%           2.10%             51.87%
    (0.02)          11.22         17.30%         9,257          31%        2.60%           2.62%              3.86%
       --            9.59          4.69%         3,318          20%        2.60%           2.60%              6.50%
       --            9.16         (8.40%)          390           1%        2.60%           2.60%             38.12%
    (0.02)          11.21         17.33%         4,379          31%        2.60%           2.62%              3.90%
       --            9.57          4.48%         2,282          20%        2.60%           2.60%              6.55%
       --            9.16         (8.40%)          198           1%        2.60%           2.60%             33.95%
    (0.02)          11.25         17.26%         6,727          31%        2.60%           2.62%              3.94%
       --            9.61          4.68%         5,144          20%        2.60%           2.60%              6.54%
       --            9.18         (8.20%)          756           1%        2.60%           2.60%             46.77%




   $   --          $21.97         52.46%      $234,575          47%        1.70%           1.71%              2.00%
    (0.03)          14.41         26.77%        24,558          77%        1.70%           1.70%              2.65%
       --           11.40          1.97%           706          83%        1.70%           1.70%             26.77%
       --           19.50         51.52%       684,778          47%        2.20%           2.21%              2.51%
    (0.01)          12.87         26.40%        56,582          77%        2.20%           2.20%              3.14%
       --           10.19          1.90%         1,718          83%        2.20%           2.20%             16.45%
       --           19.47         51.52%       222,230          47%        2.20%           2.21%              2.50%
    (0.01)          12.85         26.20%        21,710          77%        2.20%           2.20%              3.13%
       --           10.19          1.90%           452          83%        2.20%           2.20%             15.78%
       --           19.52         51.55%       133,655          47%        2.20%           2.21%              2.48%
    (0.01)          12.88         26.37%        36,575          77%        2.20%           2.20%              3.16%
       --           10.20          2.00%         1,474          83%        2.20%           2.20%             24.39%




   $(0.15)         $13.66         17.60%      $ 31,960          66%        1.55%           1.59%              1.91%
    (0.12)          11.75         13.64%         8,911          70%        1.55%           1.55%              2.86%
       --           10.45          4.71%           471          46%        1.55%           1.55%             29.14%
    (0.09)          13.69         17.08%        79,962          66%        2.05%           2.09%              2.42%
    (0.07)          11.77         13.30%        18,045          70%        2.05%           2.05%              3.38%
       --           10.45          4.50%         1,408          46%        2.05%           2.05%             19.54%
    (0.09)          13.68         17.08%        34,157          66%        2.05%           2.09%              2.41%
    (0.07)          11.77         13.19%         8,362          70%        2.05%           2.05%              3.33%
       --           10.46          4.60%           255          46%        2.05%           2.05%             20.89%
    (0.09)          13.68         17.09%        33,884          66%        2.05%           2.09%              2.42%
    (0.07)          11.76         13.21%        18,296          70%        2.05%           2.05%              3.35%
       --           10.45          4.50%         1,174          46%        2.05%           2.05%             36.25%


   Ratio of Net Investment
      Income (Loss) to
   Average Net Assets(4)
  -----------------------

            (0.28%)
            (0.16%)
             0.07%
            (0.80%)
            (0.70%)
            (0.51%)
            (0.83%)
            (0.58%)
            (0.53%)
            (0.86%)
            (0.68%)
            (0.28%)




            (0.49%)
            (0.24%)
             2.72%
            (0.98%)
            (0.74%)
             2.27%
            (0.99%)
            (0.75%)
             1.95%
            (1.02%)
            (0.76%)
             2.05%




             1.52%
             1.72%
             4.81%
             1.02%
             1.27%
             3.68%
             1.02%
             1.27%
             3.82%
             0.99%
             1.27%
             4.05%


(1) Calculated from July 28, 1997 (Date of initial shares sold subsequent to effective date of the Funds' registration statement under The Securities Act of 1933.)
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Represents Portfolio Turnover Rate in corresponding Master Portfolios.
(4) Annualized for periods less than one year and represents the combined ratios for the respective fund and its respective pro rata share of its Master Portfolio.
(5) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                     Increase (Decrease) from
                                                                       Investment Operations
                                                  Net Asset  -----------------------------------------
                                       Year         Value         Net        Net Realized   Total from
                                       Ended      Beginning   Investment     & Unrealized   Investment
                                    October 31,   of Period  Income (Loss)   Gain (Loss)    Operations
                                    -----------   ---------  -------------   ------------   ----------
ASAF TOTAL
RETURN BOND FUND:
------------------------------
------------------------------
  Class A                            1999          $ 10.79      $ 0.60          $(0.61)       $(0.01)
                                     1998            10.28        0.35            0.54          0.89
                                     1997(1)         10.07        0.15            0.09          0.24
  Class B                            1999            10.68        0.54           (0.60)        (0.06)
                                     1998            10.16        0.31            0.53          0.84
                                     1997(1)         10.00        0.10            0.09          0.19
  Class C                            1999            10.67        0.54           (0.59)        (0.05)
                                     1998            10.16        0.31            0.52          0.83
                                     1997(1)         10.00        0.10            0.09          0.19
  Class X                            1999            10.69        0.54           (0.60)        (0.06)
                                     1998            10.17        0.34            0.50          0.84
                                     1997(1)         10.00        0.09            0.10          0.19
ASAF JPM
MONEY MARKET FUND:
------------------------------
------------------------------
  Class A                            1999          $  1.00      $0.035          $   --        $0.035
                                     1998             1.00       0.039              --         0.039
                                     1997(1)          1.00       0.009              --         0.009
  Class B                            1999             1.00       0.030              --         0.030
                                     1998             1.00       0.033              --         0.033
                                     1997(1)          1.00       0.007              --         0.007
  Class C                            1999             1.00       0.030              --         0.030
                                     1998             1.00       0.034              --         0.034
                                     1997(1)          1.00       0.007              --         0.007
  Class X                            1999             1.00       0.030              --         0.030
                                     1998             1.00       0.034              --         0.034
                                     1997(1)          1.00       0.008              --         0.008


                                             Less Distributions
                                   --------------------------------------
                                    From Net     In Excess of    From Net
                                   Investment   Net Investment   Realized
                                     Income         Income        Gains
                                   ----------   --------------   --------
ASAF TOTAL
RETURN BOND FUND:
------------------------------
------------------------------
  Class A                           $ (0.60)          $--         $(0.07)
                                      (0.38)          --              --
                                      (0.03)          --              --
  Class B                             (0.54)          --           (0.07)
                                      (0.32)          --              --
                                      (0.03)          --              --
  Class C                             (0.54)          --           (0.07)
                                      (0.32)          --              --
                                      (0.03)          --              --
  Class X                             (0.54)          --           (0.07)
                                      (0.32)          --              --
                                      (0.02)          --              --
ASAF JPM
MONEY MARKET FUND:
------------------------------
------------------------------
  Class A                           $(0.035)          $--         $   --
                                     (0.039)          --              --
                                     (0.009)          --              --
  Class B                            (0.030)          --              --
                                     (0.033)          --              --
                                     (0.007)          --              --
  Class C                            (0.030)          --              --
                                     (0.034)          --              --
                                     (0.007)          --              --
  Class X                            (0.030)          --              --
                                     (0.034)          --              --
                                     (0.008)          --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                     Ratios of Expenses
                                          Supplemental Data                       to Average Net Assets(5)
                                -------------------------------------   --------------------------------------------
                  Net Asset                 Net Assets at   Portfolio      Net      After Expense    Before Expense
    Total           Value         Total     End of Period   Turnover    Operating   Reimbursement    Reimbursement
Distributions   End of Period   Return(2)     (In 000s)      Rate(3)    Expenses    and Waiver(4)    and Waiver(4)
-------------   -------------   ---------   -------------   ---------   ---------   -------------   ----------------
   $ (0.67)        $10.11         (0.55%)      $23,140         145%       1.40%         1.40%              1.73%
     (0.38)         10.79          8.79%         6,034         418%       1.40%         1.40%              2.93%
     (0.03)         10.28          2.39%            61          93%       1.40%         1.40%             66.92%
     (0.61)         10.01         (1.02%)       83,936         145%       1.90%         1.90%              2.23%
     (0.32)         10.68          8.36%        17,821         418%       1.90%         1.90%              3.58%
     (0.03)         10.16          1.90%           547          93%       1.90%         1.90%             39.35%
     (0.61)         10.01         (0.92%)       26,112         145%       1.90%         1.90%              2.24%
     (0.32)         10.67          8.26%         8,743         418%       1.90%         1.90%              3.52%
     (0.03)         10.16          1.93%           165          93%       1.90%         1.90%             33.68%
     (0.61)         10.02         (1.00%)       19,574         145%       1.90%         1.90%              2.25%
     (0.32)         10.69          8.36%        11,698         418%       1.90%         1.90%              3.68%
     (0.02)         10.17          1.94%           410          93%       1.90%         1.90%             67.46%




   $(0.035)        $ 1.00          3.57%       $43,004         N/A        1.50%         1.50%              1.63%
    (0.039)          1.00          3.94%         7,372         N/A        1.50%         1.50%              2.42%
    (0.009)          1.00          0.92%           307         N/A        1.50%         1.50%             31.53%
    (0.030)          1.00          3.05%        79,202         N/A        2.00%         2.00%              2.12%
    (0.033)          1.00          3.39%        16,554         N/A        2.00%         2.00%              2.89%
    (0.007)          1.00          0.75%           354         N/A        2.00%         2.00%             37.83%
    (0.030)          1.00          3.06%        28,923         N/A        2.00%         2.00%              2.13%
    (0.034)          1.00          3.42%         6,895         N/A        2.00%         2.00%              3.07%
    (0.007)          1.00          0.71%           332         N/A        2.00%         2.00%             24.34%
    (0.030)          1.00          3.06%        28,385         N/A        2.00%         2.00%              2.13%
    (0.034)          1.00          3.42%        12,533         N/A        2.00%         2.00%              3.18%
    (0.008)          1.00          0.77%           566         N/A        2.00%         2.00%             39.71%


 Ratio of Net Investment
    Income (Loss) to
  Average Net Assets(5)
------------------------

           5.33%
           4.76%
           4.42%
           4.82%
           4.23%
           4.13%
           4.84%
           4.27%
           4.32%
           4.86%
           4.25%
           3.94%




           3.56%
           3.90%
           3.34%
           3.04%
           3.30%
           2.98%
           3.07%
           3.40%
           2.85%
           3.06%
           3.42%
           2.97%



(1) Calculated from July 28, 1997 (Date of initial shares sold subsequent to the effective date of the Funds' registration statement under The Securities Act of 1933.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Represents Portfolio Turnover Rate in corresponding Master Portfolios.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
(5) Annualized for periods less than one year and represents the combined ratios for the respective fund and its respective pro rata share of its Master Portfolio.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

OCTOBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997 as a Maryland Corporation. The Company operates as a series company and, at October 31, 1999, consisted of 16 diversified investment portfolios (each a "Fund" and collectively the "Funds"). Five of the Funds -- ASAF T. Rowe Price International Equity Fund ("International Equity"), ASAF Janus Capital Growth Fund ("Janus Capital Growth"), ASAF INVESCO Equity Income Fund ("Equity Income"), ASAF Total Return Bond Fund ("Total Return Bond"), and ASAF JPM Money Market Fund ("Money Market") (each a "Feeder Fund" and collectively the "Feeder Funds") -- invest all of their investable assets in a corresponding portfolio of American Skandia Master Trust (each a "Portfolio" and collectively the "Portfolios"), an open-end management investment company comprised of five diversified investment portfolios. The value of each Feeder Fund's investment in each Portfolio, included in the accompanying Statements of Assets and Liabilities, reflects each Feeder Fund's beneficial interest in the net assets of that Portfolio. At October 31, 1999, the Feeder Funds held the following percentage interests in their corresponding Portfolios.

ASMT T. Rowe Price International Equity Portfolio        68.3%
ASMT Janus Capital Growth Portfolio                      96.4%
ASMT INVESCO Equity Income Portfolio                     84.9%
ASMT PIMCO Total Return Bond Portfolio                   87.2%
ASMT JPM Money Market Portfolio                          94.0%

     The financial statements of each Portfolio, including the Schedules of Investments, are included elsewhere within this report and should be read in conjunction with each Feeder Fund's financial statements.

     The remaining 11 Funds of the Company -- ASAF Founders International Small Capitalization Fund ("International Small Cap"), ASAF Janus Small-Cap Growth Fund ("Small-Cap Growth") (formerly, ASAF Founders Small Capitalization Fund), ASAF T. Rowe Price Small Company Value Fund ("Small Company Value"), ASAF American Century Strategic Balanced Fund ("Strategic Balanced"), ASAF Federated High Yield Bond Fund ("High Yield Bond"), ASAF Oppenheimer Large-Cap Growth Fund ("Large-Cap Growth") (formerly, ASAF Robertson Stephens Value + Growth Fund), ASAF Lord Abbett Growth and Income Fund ("Growth and Income"), ASAF Janus Overseas Growth Fund ("Overseas Growth"), ASAF Marsico Capital Growth Fund ("Marsico Capital Growth"), ASAF Neuberger Berman Mid-Cap Growth Fund ("Mid-Cap Growth"), and ASAF Neuberger Berman Mid-Cap Value Fund ("Mid-Cap Value") (each a "Non-Feeder Fund" and collectively the "Non-Feeder Funds") -- directly invest and manage their own portfolio of securities.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the Funds, in conformity with generally accepted accounting principles, in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

SECURITY VALUATION

FEEDER FUNDS -- The value of each Feeder Fund's beneficial interest in the Portfolio in which it invests is determined by the Feeder Fund's percentage interest in the Portfolio, multiplied by the Portfolio's net assets. Valuation of securities held by the Portfolios is discussed in Note 2 to the financial statements of American Skandia Master Trust.

NON-FEEDER FUNDS -- Securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of October 31, 1999, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION

NON-FEEDER FUNDS -- Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS

NON-FEEDER FUNDS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

FUTURES CONTRACTS AND OPTIONS

NON-FEEDER FUNDS -- A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS

NON-FEEDER FUNDS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

SECURITIES LOANS

NON-FEEDER FUNDS -- Each Fund may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

     Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

     Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     At October 31, 1999, securities lending activities are summarized as follows:

                            MARKET
                           VALUE OF
                          SECURITIES     MARKET VALUE     INCOME FROM
PORTFOLIO                  ON LOAN       OF COLLATERAL     LENDING*
---------                ------------    -------------    -----------
Small-Cap Growth         $ 43,283,597    $ 56,763,136       $22,345
Small Company Value           306,000         306,000           636
Strategic Balanced          5,780,557       5,569,999           163
High Yield Bond             3,306,625       3,617,250           811
Large-Cap Growth            9,924,024       9,831,788           468
Growth and Income          17,942,972      17,938,097           534
Marsico Capital Growth    147,253,452     142,103,987        12,133
Mid-Cap Growth             18,212,356      17,874,935         3,536
Mid-Cap Value               3,148,144       3,132,300           177

* Income earned, for the period, is included in interest income on the Statements of Operations.

DEFERRED ORGANIZATION COSTS

ALL FUNDS -- The Company bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

FEEDER FUNDS -- The Feeder Funds record their proportionate share of investment operations, including net investment income and realized and unrealized gains and losses, from the corresponding Portfolios in which they invest.

NON-FEEDER FUNDS -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Funds' sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

MULTIPLE CLASSES OF SHARES

ALL FUNDS -- Each Fund is divided into Class A, B, C, and X shares. Each class of shares is separately charged its respective distribution and service fees. Income, expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund. Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

DISTRIBUTIONS TO SHAREHOLDERS

ALL FUNDS -- Dividends, if any, from net investment income are declared and paid at least annually by the International Small Cap, Small-Cap Growth, Small Company Value, Large-Cap Growth, Overseas Growth, Marsico Capital Growth, Mid-Cap Growth, Mid-Cap Value, International Equity, and Janus Capital Growth Funds, semiannually by the Strategic Balanced, Growth and Income, and Equity Income Funds, declared daily and paid quarterly by the Total Return Bond Fund, and declared daily and paid monthly by the High Yield Bond and Money Market Funds. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Non-Feeder Funds have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective
Funds: Founders Asset Management, Inc. for International Small Cap; T. Rowe Price Associates, Inc. for Small Company Value; American Century Investment Management, Inc. for Strategic Balanced; Federated Investment Counseling for High Yield Bond; OppenheimerFunds, Inc. for Large-Cap Growth; Lord Abbett & Co. for Growth and Income; Janus Capital Corporation for Small-Cap Growth and Overseas Growth; Marsico Capital Management, LLC for Marsico Capital Growth; and Neuberger Berman Management Inc. for Mid-Cap Growth and Mid-Cap Value.

ADVISORY FEES

NON-FEEDER FUNDS -- The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.10%, .90% 1.00%, .90%, .70%, .90%, 1.00%, 1.10%, 1.00%, .90%, and .90% of the average daily net assets of the International Small Cap, Small-Cap Growth, Small Company Value, Strategic Balanced, High Yield Bond, Large-Cap Growth, Growth and Income, Overseas Growth, Marisco Capital Growth, Mid-Cap Growth, and Mid-Cap Value Funds, respectively. The fee for International Small Cap is reduced to 1.00% of the average daily net assets in excess of $100 million. The fee for Large-Cap Growth is reduced to
 .85% of the average daily net assets in excess of $1 billion. The Investment Manager is currently waiving a portion of its fee equal to .20% and .10% of the average daily net assets of the Growth and Income and Overseas Growth Funds, respectively.

SUB-ADVISORY FEES

NON-FEEDER FUNDS -- The Investment Manager pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .60%, .50%, .60%, .50%, .25%,
 .35%, .50%, .60%, .45%, .40%, and .40% of the average daily net assets of the International Small Cap, Small-Cap Growth, Small Company Value, Strategic Balanced, High Yield Bond, Large-Cap Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Mid-Cap Growth, and Mid-Cap Value Funds, respectively. The Sub-advisors for Growth and Income and Overseas Growth are currently waiving a portion of their fee payable by the Investment Manager. The annual rates of the fees payable to the Sub-advisors for International Small Cap, Small-Cap Growth, Strategic Balanced, High Yield Bond, Large-Cap Growth, Growth and Income, and Overseas Growth are reduced for Fund net assets in excess of specified levels.

NEW ADVISORY AND SUB-ADVISORY AGREEMENTS

NON-FEEDER FUNDS -- On December 16, 1998, the Board of Directors of the Company approved changes in Sub-advisor for ASAF Robertson Stephens Value + Growth Fund ("Value + Growth") and ASAF Founders Small Capitalization Fund ("Small Cap"), effective December 31, 1998 and January 1, 1999, respectively. On February 25, 1999, the shareholders of Value + Growth and Small Cap further approved new Sub-advisory Agreements, effective March 1, 1999.

     OppenheimerFunds, Inc. became Sub-advisor to Value + Growth and the name of the Fund was changed to ASAF Oppenheimer Large-Cap Growth Fund. Prior to December 31, 1998, Robertson

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

Stephens & Company Investment Management, L.P. served as Sub-advisor to the Fund. Prior to March 1, 1999, the Investment Manager received a fee, computed daily and paid monthly, based on an annual rate of 1.10% of the average daily net assets of the Fund. The Investment Manager voluntarily waived a portion of its fee equal to .10% of average daily net assets. The Investment Manager paid the Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .60% of the average daily net assets of the Fund. The Sub-advisor voluntarily waived a portion of its fee equal to .10% of average daily net assets. The annual rate of the fees paid by the Investment Manager to the Sub-advisor was reduced for Fund net assets in excess of specified levels.

     Janus Capital Corporation became Sub-advisor to Small Cap and the name of the Fund was changed to ASAF Janus Small-Cap Growth Fund. Prior to January 1, 1999, Founders Asset Management, Inc. served as Sub-advisor to the Fund. Prior to March 1, 1999, the Investment Manager paid the Fund's Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .50% of the average daily net assets of the Fund. The annual rate of the fees paid by the Investment Manager to the Sub-advisor was reduced for Fund net assets in excess of specified levels.

EXPENSE LIMITATION

ALL FUNDS -- The Investment Manager has voluntarily agreed to limit the operating expenses of each Fund (exclusive of distribution fees) to an annual rate of 1.60%, 1.20%, 1.25%, 1.10%, 1.00%, 1.30%, 1.10%, 1.60%, 1.25%, 1.25%,
1.25%, 1.60%, 1.20%, 1.05%, .90%, and 1.00% of the average daily net assets of the International Small Cap, Small-Cap Growth, Small Company Value, Strategic Balanced, High Yield Bond, Large-Cap Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Mid-Cap Growth, Mid-Cap Value, International Equity, Janus Capital Growth, Equity Income, Total Return Bond, and Money Market Funds, respectively. All amounts paid or payable to the Funds by the Investment Manager, under the agreement, are reflected in the Statements of Operations.

MANAGEMENT OF THE COMPANY

NON-FEEDER FUNDS -- Certain officers and Directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested Directors.

DISTRIBUTOR

ALL FUNDS -- American Skandia Marketing, Incorporated ("ASMI") serves as the principal underwriter and distributor for each Fund. The Company has adopted a separate Distribution and Service plan (each a "Plan" and collectively the "Plans") for Class A, B, C, and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

     Under the Class A Plan, the Funds pay ASMI a distribution and service fee of .50% of the average daily net assets attributable to Class A shares, half of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate qualified dealers, brokers, banks, and other financial institutions ("Dealers") for services provided in connection with the sale of Class A shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class A shares.

     A portion of the sales charge on sales of Class A shares may be retained by ASMI or allocated to Dealers attributable to the sale of those shares. For the year ended October 31, 1999, ASMI retained no portion of the sales charge on sales of Class A shares of the Funds.

     Under the Class B Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class B shares that are outstanding for eight years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class B shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class B shares held for over seven years.

     Under the Class C Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class C shares, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class C shares and the maintenance of shareholder accounts. ASMI currently pays a 1.00% fee to Dealers, in advance, upon sale of Class C shares and retains the fee paid by the Funds in the first year. After the shares have been held for a year, ASMI pays such compensation on a quarterly basis.

     Under the Class X Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class X shares that are outstanding for ten years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class X shares and the maintenance of shareholder accounts. Compensation to Dealers is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class X shares held for over seven years. ASMI also uses distribution and service fees as reimbursement for its purchase of Bonus Shares. Bonus shares are paid to shareholders at the time of the initial purchase and each subsequent purchase of Class X shares in an amount equal to 2.5% of the purchase.

     Purchases of $1 million or more or purchases by certain retirement plans, with respect to Class A shares, are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of their purchase. A CDSC is imposed on Class B and Class X shares redeemed within seven and eight years, respectively, after their purchase. A CDSC is imposed on Class C shares redeemed within 12 months of their purchase. The maximum CDSC imposed is equal to 1%, 6%, 1%, and 6% of the amount subject to the charge for Class A, B, C, and X, respectively.

     In addition, the Company has adopted a Supplemental Distribution Plan ("Supplemental Plan") under Rule 12b-1. The Supplemental Plan permits ASMI to receive brokerage commissions in connection with purchases and sales of securities by the Funds, and to use these commissions to promote the sale of shares of the Company. Under the Supplemental Plan, securities transactions for a Fund may be directed to certain brokers for execution ("clearing brokers") who have agreed to pay part of the brokerage commissions received on these transactions to ASMI for "introducing" transactions to the clearing broker. In turn, ASMI uses the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers.

     Commissions received by ASMI under the Supplemental Plan are reflected in the cost of securities purchased and the proceeds from the sale of securities. These commissions are shown in the Statements of Operations as "Supplemental Distribution Fees" and a corresponding reduction "Fees Paid Indirectly". Net expenses of the Funds are unaffected by these commissions. From July 27, 1999 to October 31, 1999, commissions received by ASMI totaled $217,539, of which $101,137 and $116,402 were received from the Non-Feeder Funds and the Portfolios of American Skandia Master Trust, respectively.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.


4. SHARES OF CAPITAL STOCK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Transactions in shares of capital stock, during the year ended October 31, 1999, were as follows:

                                 CLASS A                       CLASS B                      CLASS C               CLASS X
                       ----------------------------   --------------------------   --------------------------   -----------
                          SHARES         AMOUNT         SHARES         AMOUNT        SHARES         AMOUNT        SHARES
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
INTERNATIONAL SMALL
CAP:
  Sold                      131,573   $   1,625,013       519,007   $  6,481,186       191,446   $  2,192,239       159,967
  Redeemed                  (42,759)       (499,629)      (80,020)      (954,057)      (87,643)      (936,217)      (74,837)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase             88,814   $   1,125,384       438,987   $  5,527,129       103,803   $  1,256,022        85,130
                       ============   =============   ===========   ============   ===========   ============   ===========
SMALL-CAP GROWTH:
  Sold                    4,521,498   $  62,279,844     6,131,106   $ 82,109,946     2,453,044   $ 32,502,450     1,388,410
  Redeemed               (1,555,645)    (21,272,349)     (589,414)    (7,913,337)     (415,557)    (5,293,724)     (400,722)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase          2,965,853   $  41,007,495     5,541,692   $ 74,196,609     2,037,487   $ 27,208,726       987,688
                       ============   =============   ===========   ============   ===========   ============   ===========
SMALL COMPANY VALUE:
  Sold                    2,152,263   $  19,728,209     2,202,266   $ 19,780,241     1,278,728   $ 11,579,459       899,829
  Reinvested                  2,950          27,202            --             --            --             --            --
  Redeemed               (1,740,590)    (16,175,699)     (998,544)    (8,851,216)     (731,195)    (6,613,615)     (727,801)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase            414,623   $   3,579,712     1,203,722   $ 10,929,025       547,533   $  4,965,844       172,028
                       ============   =============   ===========   ============   ===========   ============   ===========
STRATEGIC BALANCED:
  Sold                    1,815,075   $  22,578,144     4,889,067   $ 60,790,616     1,513,809   $ 18,669,567     1,064,235
  Reinvested                  8,478         106,949        10,128        127,960         4,003         50,510         4,619
  Redeemed                 (229,284)     (2,869,225)     (512,249)    (6,347,305)     (189,856)    (2,369,264)     (224,538)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase          1,594,269   $  19,815,868     4,386,946   $ 54,571,271     1,327,956   $ 16,350,813       844,316
                       ============   =============   ===========   ============   ===========   ============   ===========
HIGH YIELD BOND:
  Sold                    3,357,420   $  32,790,500     7,275,129   $ 70,565,721     1,847,050   $ 17,923,216     1,855,501
  Reinvested                 87,677         841,629       232,789      2,227,094        79,920        767,588       122,941
  Redeemed               (2,428,133)    (23,736,985)   (2,228,915)   (21,481,204)   (1,091,741)   (10,529,290)   (1,121,235)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase          1,016,964   $   9,895,144     5,279,003   $ 51,311,611       835,229   $  8,161,514       857,207
                       ============   =============   ===========   ============   ===========   ============   ===========
LARGE-CAP GROWTH:
  Sold                      638,225   $   8,103,545     1,851,812   $ 23,314,526       418,749   $  5,236,468       637,307
  Redeemed                 (215,891)     (2,716,616)     (410,694)    (5,186,475)     (126,506)    (1,592,157)     (320,143)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase            422,334   $   5,386,929     1,441,118   $ 18,128,051       292,243   $  3,644,311       317,164
                       ============   =============   ===========   ============   ===========   ============   ===========
GROWTH AND INCOME:
  Sold                    2,372,960   $  28,578,838     4,969,282   $ 60,277,008     1,774,560   $ 21,393,909     1,298,681
  Reinvested                  3,892          47,183           633          7,193           299          3,391           571
  Redeemed                 (625,028)     (7,479,489)     (629,845)    (7,571,053)     (366,786)    (4,442,443)     (397,677)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase          1,751,824   $  21,146,532     4,340,070   $ 52,713,148     1,408,073   $ 16,954,857       901,575
                       ============   =============   ===========   ============   ===========   ============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
INTERNATIONAL SMALL
CAP:
  Sold                 $  2,003,516
  Redeemed               (1,007,684)
                       ------------
    Net Increase       $    995,832
                       ============
SMALL-CAP GROWTH:
  Sold                 $ 17,986,369
  Redeemed               (5,025,846)
                       ------------
    Net Increase       $ 12,960,523
                       ============
SMALL COMPANY VALUE:
  Sold                 $  8,082,697
  Reinvested                     --
  Redeemed               (6,480,805)
                       ------------
    Net Increase       $  1,601,892
                       ============
STRATEGIC BALANCED:
  Sold                 $ 13,076,631
  Reinvested                 57,949
  Redeemed               (2,768,534)
                       ------------
    Net Increase       $ 10,366,046
                       ============
HIGH YIELD BOND:
  Sold                 $ 18,027,252
  Reinvested              1,182,704
  Redeemed              (10,858,678)
                       ------------
    Net Increase       $  8,351,278
                       ============
LARGE-CAP GROWTH:
  Sold                 $  7,894,652
  Redeemed               (3,950,285)
                       ------------
    Net Increase       $  3,944,367
                       ============
GROWTH AND INCOME:
  Sold                 $ 15,523,163
  Reinvested                  6,430
  Redeemed               (4,736,458)
                       ------------
    Net Increase       $ 10,793,135
                       ============

                                 CLASS A                       CLASS B                      CLASS C               CLASS X
                       ----------------------------   --------------------------   --------------------------   -----------
                          SHARES         AMOUNT         SHARES         AMOUNT        SHARES         AMOUNT        SHARES
                       ============   =============   ===========   ============   ===========   ============   ===========
OVERSEAS GROWTH:
  Sold                    5,875,239   $  72,910,399     6,847,241   $ 83,827,854     3,845,340   $ 46,929,956     1,792,053
  Redeemed               (2,366,221)    (29,831,109)     (703,924)    (8,772,633)     (879,415)   (10,959,877)     (419,635)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase          3,509,018   $  43,079,290     6,143,317   $ 75,055,221     2,965,925   $ 35,970,079     1,372,418
                       ============   =============   ===========   ============   ===========   ============   ===========
MARSICO CAPITAL
  GROWTH:
  Sold                    7,854,783   $ 101,851,952    19,502,450   $253,703,042     8,427,772   $108,624,094     3,463,385
  Reinvested                  1,125          13,337            --             --            --             --            --
  Redeemed               (1,472,317)    (19,722,964)   (1,617,686)   (21,694,601)     (835,906)   (11,098,692)     (581,156)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase          6,383,591   $  82,142,325    17,884,764   $232,008,441     7,591,866   $ 97,525,402     2,882,229
                       ============   =============   ===========   ============   ===========   ============   ===========
MID-CAP GROWTH:
  Sold                      876,248   $  12,737,534     1,648,044   $ 23,798,375       681,405   $  9,773,936       455,953
  Reinvested                  1,117          16,244         2,164         31,032         1,571         22,824         1,145
  Redeemed                 (254,503)     (3,676,648)     (344,773)    (5,076,953)     (159,471)    (2,340,370)     (101,469)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase            622,862   $   9,077,130     1,305,435   $ 18,752,454       523,505   $  7,456,390       355,629
                       ============   =============   ===========   ============   ===========   ============   ===========
MID-CAP VALUE:
  Sold                      893,170   $  10,487,415     1,971,205   $ 23,270,387       719,632   $  8,511,354       457,970
  Reinvested                    311           3,371           385          4,172           171          1,858            99
  Redeemed                 (214,164)     (2,487,388)     (262,235)    (3,044,027)     (138,303)    (1,625,892)      (81,385)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase            679,317   $   8,003,398     1,709,355   $ 20,230,532       581,500   $  6,887,320       376,684
                       ============   =============   ===========   ============   ===========   ============   ===========
INTERNATIONAL EQUITY:
  Sold                      580,067   $   5,981,540       664,660   $  6,995,897       534,152   $  5,615,638       302,217
  Reinvested                  1,335          13,416           617          6,351           424          4,358           957
  Redeemed                 (340,252)     (3,535,835)     (186,621)    (1,979,171)     (382,168)    (4,024,965)     (240,600)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase            241,150   $   2,459,121       478,656   $  5,023,077       152,408   $  1,595,031        62,574
                       ============   =============   ===========   ============   ===========   ============   ===========
JANUS
  CAPITAL GROWTH:
  Sold                   11,152,498   $ 222,428,056    34,148,101   $606,063,473    11,402,214   $201,850,746     5,298,045
  Redeemed               (2,178,199)    (43,528,627)   (3,428,551)   (61,160,249)   (1,675,387)   (29,604,961)   (1,291,629)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase          8,974,299   $ 178,899,429    30,719,550   $544,903,224     9,726,827   $172,245,785     4,006,416
                       ============   =============   ===========   ============   ===========   ============   ===========
EQUITY INCOME:
  Sold                    2,536,827   $  33,506,551     5,068,587   $ 66,599,293     2,104,000   $ 27,723,451     1,345,013
  Reinvested                 15,267         203,306        18,552        248,016         8,801        117,852        12,841
  Redeemed                 (970,970)    (12,988,032)     (779,404)   (10,139,354)     (327,011)    (4,264,826)     (435,651)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase          1,581,124   $  20,721,825     4,307,735   $ 56,707,955     1,785,790   $ 23,576,477       922,203
                       ============   =============   ===========   ============   ===========   ============   ===========
TOTAL RETURN BOND:
  Sold                    2,801,868   $  29,031,058     9,085,766   $ 93,370,295     2,715,698   $ 27,941,412     1,476,934
  Reinvested                 62,591         645,265       190,650      1,946,935        75,148        768,265        79,406
  Redeemed               (1,135,022)    (11,679,664)   (2,559,842)   (26,261,168)   (1,000,668)   (10,260,166)     (696,973)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase          1,729,437   $  17,996,659     6,716,574   $ 69,056,062     1,790,178   $ 18,449,511       859,367
                       ============   =============   ===========   ============   ===========   ============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ============
OVERSEAS GROWTH:
  Sold                 $ 21,928,837
  Redeemed               (5,530,598)
                       ------------
    Net Increase       $ 16,398,239
                       ============
MARSICO CAPITAL
  GROWTH:
  Sold                 $ 44,011,902
  Reinvested                     --
  Redeemed               (7,591,419)
                       ------------
    Net Increase       $ 36,420,483
                       ============
MID-CAP GROWTH:
  Sold                 $  6,580,126
  Reinvested                 16,499
  Redeemed               (1,521,388)
                       ------------
    Net Increase       $  5,075,237
                       ============
MID-CAP VALUE:
  Sold                 $  5,399,847
  Reinvested                  1,070
  Redeemed               (1,009,095)
                       ------------
    Net Increase       $  4,391,822
                       ============
INTERNATIONAL EQUITY:
  Sold                 $  3,142,322
  Reinvested                  9,894
  Redeemed               (2,530,886)
                       ------------
    Net Increase       $    621,330
                       ============
JANUS
  CAPITAL GROWTH:
  Sold                 $ 92,328,700
  Redeemed              (22,876,970)
                       ------------
    Net Increase       $ 69,451,730
                       ============
EQUITY INCOME:
  Sold                 $ 17,492,175
  Reinvested                169,817
  Redeemed               (5,669,805)
                       ------------
    Net Increase       $ 11,992,187
                       ============
TOTAL RETURN BOND:
  Sold                 $ 15,232,870
  Reinvested                816,063
  Redeemed               (7,125,361)
                       ------------
    Net Increase       $  8,923,572
                       ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                 CLASS A                       CLASS B                      CLASS C               CLASS X
                       ----------------------------   --------------------------   --------------------------   -----------
                          SHARES         AMOUNT         SHARES         AMOUNT        SHARES         AMOUNT        SHARES
                       ============   =============   ===========   ============   ===========   ============   ===========
MONEY MARKET:
  Sold                  165,732,217   $ 165,732,220   160,855,656   $160,855,657    91,366,940   $ 91,366,940    72,496,475
  Reinvested                729,338         729,338     1,043,507      1,043,507       448,412        448,412       507,926
  Redeemed             (130,829,982)   (130,829,982)  (99,250,785)   (99,250,785)  (69,788,348)   (69,788,348)  (57,154,179)
                       ------------   -------------   -----------   ------------   -----------   ------------   -----------
    Net Increase         35,631,573   $  35,631,576    62,648,378   $ 62,648,379    22,027,004   $ 22,027,004    15,850,222
                       ============   =============   ===========   ============   ===========   ============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ============
MONEY MARKET:
  Sold                 $ 72,496,475
  Reinvested                507,926
  Redeemed              (57,154,179)
                       ------------
    Net Increase       $ 15,850,222
                       ============

     Transactions in shares of capital stock, during the year ended October 31, 1998, were as follows:

                                CLASS A                     CLASS B                     CLASS C               CLASS X
                       --------------------------   ------------------------   --------------------------   -----------
                         SHARES         AMOUNT        SHARES       AMOUNT        SHARES         AMOUNT        SHARES
                       ===========   ============   ==========   ===========   ===========   ============   ===========
INTERNATIONAL SMALL
CAP:
  Sold                      86,775   $    948,154      167,918   $ 1,851,350        84,357   $    908,498       243,435
  Reinvested                    53            523           14           145             7             67            21
  Redeemed                 (11,337)      (122,246)     (55,655)     (653,576)       (7,014)       (75,984)      (29,011)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            75,491   $    826,431      112,277   $ 1,197,919        77,350   $    832,581       214,445
                       ===========   ============   ==========   ===========   ===========   ============   ===========
SMALL-CAP GROWTH:
  Sold                     225,167   $  2,208,610      379,743   $ 3,708,430       254,630   $  2,401,811       479,057
  Redeemed                 (46,693)      (433,840)    (118,369)   (1,132,903)      (31,346)      (297,337)      (55,354)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           178,474   $  1,774,770      261,374   $ 2,575,527       223,284   $  2,104,474       423,703
                       ===========   ============   ==========   ===========   ===========   ============   ===========
SMALL COMPANY VALUE:
  Sold                   1,021,252   $ 10,026,934    1,688,655   $16,836,032     1,025,988   $ 10,042,683     1,630,431
  Reinvested                   417          4,374          256         2,684            78            822           212
  Redeemed                (249,839)    (2,272,268)    (301,641)   (2,949,022)     (115,761)    (1,085,977)     (286,276)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           771,830   $  7,759,040    1,387,270   $13,889,694       910,305   $  8,957,528     1,344,367
                       ===========   ============   ==========   ===========   ===========   ============   ===========
STRATEGIC BALANCED:
  Sold                     344,894   $  3,739,190      771,215   $ 8,328,502       294,906   $  3,164,423       683,423
  Reinvested                 1,034         11,486          840         9,409           403          4,523           857
  Redeemed                 (63,105)      (702,418)     (48,880)     (556,672)      (22,222)      (238,433)      (64,172)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           282,823   $  3,048,258      723,175   $ 7,781,239       273,087   $  2,930,513       620,108
                       ===========   ============   ==========   ===========   ===========   ============   ===========
HIGH YIELD BOND:
  Sold                     914,002   $  9,050,780    2,473,078   $24,716,187       805,820   $  8,047,625     1,823,826
  Reinvested                20,089        198,480       45,479       449,899        18,558        183,686        36,017
  Redeemed                (407,297)    (4,038,423)    (427,818)   (4,267,818)     (234,296)    (2,331,581)     (594,353)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           526,794   $  5,210,837    2,090,739   $20,898,268       590,082   $  5,899,730     1,265,490
                       ===========   ============   ==========   ===========   ===========   ============   ===========
LARGE-CAP GROWTH:
  Sold                     283,213   $  3,109,515      898,838   $ 9,815,889       265,927   $  2,904,473       823,445
  Redeemed                 (25,645)      (269,220)    (182,926)   (2,004,334)      (12,530)      (132,150)     (162,643)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           257,568   $  2,840,295      715,912   $ 7,811,555       253,397   $  2,772,323       660,802
                       ===========   ============   ==========   ===========   ===========   ============   ===========
GROWTH AND INCOME:
  Sold                     619,339   $  6,426,893    1,157,925   $12,217,205       509,140   $  5,365,379     1,184,756
  Reinvested                   620          6,849          105         1,167            44            487           127
  Redeemed                 (90,220)      (909,199)    (140,792)   (1,455,882)      (31,713)      (320,384)     (105,837)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           529,739   $  5,524,543    1,017,238   $10,762,490       477,471   $  5,045,482     1,079,046
                       ===========   ============   ==========   ===========   ===========   ============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ============
INTERNATIONAL SMALL
CAP:
  Sold                 $  2,658,777
  Reinvested                    209
  Redeemed                 (307,049)
                       ------------
    Net Increase       $  2,351,937
                       ============
SMALL-CAP GROWTH:
  Sold                 $  4,680,015
  Redeemed                 (495,331)
                       ------------
    Net Increase       $  4,184,684
                       ============
SMALL COMPANY VALUE:
  Sold                 $ 16,569,662
  Reinvested                  2,228
  Redeemed               (2,755,864)
                       ------------
    Net Increase       $ 13,816,026
                       ============
STRATEGIC BALANCED:
  Sold                 $  7,377,704
  Reinvested                  9,648
  Redeemed                 (678,893)
                       ------------
    Net Increase       $  6,708,459
                       ============
HIGH YIELD BOND:
  Sold                 $ 18,256,129
  Reinvested                356,164
  Redeemed               (5,875,943)
                       ------------
    Net Increase       $ 12,736,350
                       ============
LARGE-CAP GROWTH:
  Sold                 $  9,020,684
  Redeemed               (1,754,404)
                       ------------
    Net Increase       $  7,266,280
                       ============
GROWTH AND INCOME:
  Sold                 $ 12,627,277
  Reinvested                  1,410
  Redeemed               (1,075,167)
                       ------------
    Net Increase       $ 11,553,520
                       ============

                                CLASS A                     CLASS B                     CLASS C               CLASS X
                       --------------------------   ------------------------   --------------------------   -----------
                         SHARES         AMOUNT        SHARES       AMOUNT        SHARES         AMOUNT        SHARES
                       ===========   ============   ==========   ===========   ===========   ============   ===========
OVERSEAS GROWTH:
  Sold                   1,057,414   $ 11,269,484    1,534,948   $16,642,383       994,577   $ 10,851,929     1,166,231
  Redeemed                (222,317)    (2,310,095)     (75,158)     (782,812)      (83,923)      (905,162)      (97,225)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           835,097   $  8,959,389    1,459,790   $15,859,571       910,654   $  9,946,767     1,069,006
                       ===========   ============   ==========   ===========   ===========   ============   ===========
MARSICO CAPITAL
  GROWTH:
  Sold                     726,246   $  7,070,185    1,803,833   $17,639,782     1,148,327   $ 11,278,785       698,173
  Redeemed                 (31,271)      (288,616)     (25,199)     (243,593)      (59,297)      (582,417)     (129,808)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           694,975   $  6,781,569    1,778,634   $17,396,189     1,089,030   $ 10,696,368       568,365
                       ===========   ============   ==========   ===========   ===========   ============   ===========
MID-CAP GROWTH:
  Sold                      49,762   $    538,535       84,911   $   893,803        76,609   $    797,506        43,682
  Redeemed                      --             (4)        (805)       (8,603)           --             --          (549)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            49,762   $    538,531       84,106   $   885,200        76,609   $    797,506        43,133
                       ===========   ============   ==========   ===========   ===========   ============   ===========
MID-CAP VALUE:
  Sold                      70,308   $    703,884      184,421   $ 1,845,182       101,900   $  1,019,193        28,876
  Redeemed                    (285)        (2,856)          --            --        (4,309)       (43,051)           --
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            70,023   $    701,028      184,421   $ 1,845,182        97,591   $    976,142        28,876
                       ===========   ============   ==========   ===========   ===========   ============   ===========
INTERNATIONAL EQUITY:
  Sold                     221,414   $  2,090,387      408,621   $ 3,972,257       250,513   $  2,401,533       555,056
  Redeemed                 (66,338)      (626,464)    (105,111)   (1,010,455)      (33,718)      (319,274)     (101,971)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           155,076   $  1,463,923      303,510   $ 2,961,802       216,795   $  2,082,259       453,085
                       ===========   ============   ==========   ===========   ===========   ============   ===========
JANUS CAPITAL GROWTH:
  Sold                   1,818,238   $ 24,548,459    4,750,569   $58,188,656     1,826,515   $ 22,153,339     3,110,722
  Reinvested                   533          5,971          312         3,136            97            973           310
  Redeemed                (176,653)    (2,408,469)    (523,973)   (6,534,310)     (181,890)    (2,229,981)     (416,083)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase         1,642,118   $ 22,145,961    4,226,908   $51,657,482     1,644,722   $ 19,924,331     2,694,949
                       ===========   ============   ==========   ===========   ===========   ============   ===========
EQUITY INCOME:
  Sold                     800,093   $  9,119,192    1,649,485   $18,887,565       755,077   $  8,644,258     1,605,054
  Reinvested                 3,175         37,119        3,849        45,208         1,661         19,588         4,516
  Redeemed                 (90,254)    (1,022,287)    (254,863)   (2,923,405)      (70,668)      (805,945)     (166,501)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           713,014   $  8,134,024    1,398,471   $16,009,368       686,070   $  7,857,901     1,443,069
                       ===========   ============   ==========   ===========   ===========   ============   ===========
TOTAL RETURN BOND:
  Sold                     677,765   $  7,232,109    1,914,506   $20,252,322     1,053,270   $ 11,077,340     1,202,518
  Reinvested                 4,808         51,616       13,158       139,382        10,237        108,524        12,977
  Redeemed                (129,332)    (1,388,733)    (312,304)   (3,287,557)     (260,589)    (2,760,543)     (161,117)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           553,241   $  5,894,992    1,615,360   $17,104,147       802,918   $  8,425,321     1,054,378
                       ===========   ============   ==========   ===========   ===========   ============   ===========
MONEY MARKET:
  Sold                  20,520,931   $ 20,520,931   25,761,335   $25,761,335    17,068,008   $ 17,068,008    30,862,241
  Reinvested                95,268         95,268      126,073       126,073        76,596         76,596       187,254
  Redeemed             (13,551,379)   (13,551,379)  (9,687,147)   (9,687,147)  (10,580,610)   (10,580,610)  (19,082,355)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase         7,064,820   $  7,064,820   16,200,261   $16,200,261     6,563,994   $  6,563,994    11,967,140
                       ===========   ============   ==========   ===========   ===========   ============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ============
OVERSEAS GROWTH:
  Sold                 $ 12,776,135
  Redeemed               (1,042,766)
                       ------------
    Net Increase       $ 11,733,369
                       ============
MARSICO CAPITAL
  GROWTH:
  Sold                 $  6,818,287
  Redeemed               (1,153,944)
                       ------------
    Net Increase       $  5,664,343
                       ============
MID-CAP GROWTH:
  Sold                 $    454,990
  Redeemed                   (5,509)
                       ------------
    Net Increase       $    449,481
                       ============
MID-CAP VALUE:
  Sold                 $    288,688
  Redeemed                       --
                       ------------
    Net Increase       $    288,688
                       ============
INTERNATIONAL EQUITY:
  Sold                 $  5,419,289
  Redeemed                 (973,754)
                       ------------
    Net Increase       $  4,445,535
                       ============
JANUS CAPITAL GROWTH:
  Sold                 $ 37,412,759
  Reinvested                  3,128
  Redeemed               (5,073,683)
                       ------------
    Net Increase       $ 32,342,204
                       ============
EQUITY INCOME:
  Sold                 $ 18,427,772
  Reinvested                 53,161
  Redeemed               (1,882,627)
                       ------------
    Net Increase       $ 16,598,306
                       ============
TOTAL RETURN BOND:
  Sold                 $ 12,653,752
  Reinvested                137,290
  Redeemed               (1,706,939)
                       ------------
    Net Increase       $ 11,084,103
                       ============
MONEY MARKET:
  Sold                 $ 30,862,241
  Reinvested                187,254
  Redeemed              (19,082,355)
                       ------------
    Net Increase       $ 11,967,140
                       ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

5. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

     Income and capital gains of the Funds are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

CAPITAL LOSS CARRYFORWARDS -- At October 31, 1999, the following Funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                 EXPIRING IN
                                     ------------------------------------
                                      2005         2006          2007
                                     =======    ==========    ===========
High Yield Bond                      $ 4,183    $   17,619    $   327,379
Growth and Income                         --     1,122,945      1,772,304
Overseas Growth                           --     2,242,636      3,428,829
Marsico Capital Growth                    --       682,762      7,950,369
Mid-Cap Growth                            --            --      1,874,798
International Equity                      --        73,332         49,869
Janus Capital Growth                  38,807     4,789,881     52,015,103
Total Return Bond                         --            --      1,499,612

6. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NON-FEEDER FUNDS -- Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the year ended October 31, 1999, were as follows:

                                             PURCHASES         SALES
                                            ============    ============
International Small Cap                     $ 29,939,539    $ 21,376,647
Small-Cap Growth                             168,638,754      41,509,488
Small Company Value                           39,757,090      18,366,302
Strategic Balanced                           128,351,046      55,500,791
High Yield Bond                               89,195,486      15,357,347
Large-Cap Growth                             134,132,396     114,218,960
Growth and Income                            134,445,365      35,954,271
Overseas Growth                              231,282,231      80,299,614
Marsico Capital Growth                       685,996,090     267,024,550
Mid-Cap Growth                                62,551,030      24,483,643
Mid-Cap Value                                 59,731,672      23,911,469

     Purchases and sales of U.S. government securities, during the year ended October 31, 1999, were as follows:

                                               PURCHASES        SALES
                                              ===========    ===========
Strategic Balanced                            $32,569,998    $12,048,962

     At October 31, 1999, the cost and unrealized appreciation or depreciation in value of the investments owned by the Non-Feeder Funds, for federal income tax purposes, were as follows:

                                                                            NET
                                          GROSS           GROSS          UNREALIZED
                        AGGREGATE       UNREALIZED      UNREALIZED      APPRECIATION
                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
                       ============    ============    ============    ==============
International Small
  Cap                  $ 16,207,546    $ 1,542,356     $   563,237      $   979,119
Small-Cap Growth        169,196,638     52,762,621       6,633,267       46,129,354
Small Company Value      70,986,163      2,643,592      10,389,565       (7,745,973)
Strategic Balanced      123,003,473      8,522,144       2,826,201        5,695,943
High Yield Bond         123,782,886        832,530       9,476,302       (8,643,772)
Large-Cap Growth         49,123,265      7,147,199       1,528,151        5,619,048
Growth and Income       135,050,750     18,023,780       5,844,339       10,179,441
Overseas Growth         211,181,909     49,143,232       2,208,056       46,935,176
Marsico Capital
  Growth                493,793,058     93,832,258       6,370,958       87,461,300
Mid-Cap Growth           40,826,818      9,763,330       1,113,313        8,650,017
Mid-Cap Value            43,169,912      1,873,059       3,611,535       (1,738,476)

7. WRITTEN OPTIONS TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Written options transactions, during the year ended October 31, 1999, were as follows:

                                                      MARSICO CAPITAL GROWTH
                                                      -----------------------
                                                      NUMBER OF
                                                      CONTRACTS     PREMIUM
                                                      =========    ==========
Balance at beginning of period                            --       $       --
Written                                                  408          579,700
Expired                                                   --               --
Exercised                                                 --               --
Closed                                                  (408)        (579,700)
                                                        ----       ----------
Balance at end of period                                  --       $       --
                                                        ====       ==========

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of American Skandia Advisor Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ASAF Founders International Small Capitalization Fund, ASAF Janus Small-Cap Growth Fund, ASAF T. Rowe Price Small Company Value Fund, ASAF American Century Strategic Balanced Fund, ASAF Federated High Yield Bond Fund, ASAF Oppenheimer Large-Cap Growth Fund, ASAF Lord Abbett Growth and Income Fund, ASAF Janus Overseas Growth Fund, ASAF Marsico Capital Growth Fund, ASAF Neuberger Berman Mid-Cap Growth Fund, ASAF Neuberger Berman Mid-Cap Value Fund, ASAF T. Rowe Price International Equity Fund, ASAF Janus Capital Growth Fund, ASAF INVESCO Equity Income Fund, ASAF Total Return Bond Fund and ASAF JPM Money Market Fund of American Skandia Advisor Funds, Inc. (the "Company"), at October 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years (or periods) in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 15, 1999

                      [This page intentionally left blank]

                         AMERICAN SKANDIA MASTER TRUST
                            SCHEDULES OF INVESTMENTS
                                OCTOBER 31, 1999

               ASMT T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
                      ASMT JANUS CAPITAL GROWTH PORTFOLIO
                      ASMT INVESCO EQUITY INCOME PORTFOLIO
                     ASMT PIMCO TOTAL RETURN BOND PORTFOLIO
                        ASMT JPM MONEY MARKET PORTFOLIO

ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
FOREIGN STOCK -- 93.8%
  ARGENTINA -- 0.2%
    Banco de Galicia y
      Buenos Aires SA de CV
      [ADR]                    1,223    $    25,836
    Banco Frances SA [ADR]       360          7,875
    Telefonica de Argentina
      SA Cl-B [ADR]            1,840         47,150
                                        -----------
                                             80,861
                                        -----------
  AUSTRALIA -- 2.2%
    Brambles Industries Ltd.   3,000         84,307
    Broken Hill Proprietary
      Co. Ltd.                 4,062         41,952
    Colonial Ltd.             20,237         74,409
    Commonwealth Bank of
      Australia                7,111        116,458
    Lend Lease Corp. Ltd.      3,000         34,493
    News Corp. Ltd.           10,012         72,350
    News Corp. Ltd. Pfd.       8,026         54,301
    Publishing &
      Broadcasting Ltd.       13,000         77,043
    TABCORP Holdings Ltd.      7,000         44,339
    Telstra Corp.*             5,000         16,027
    Telstra Corp. Ltd.        21,000        106,749
    Westpac Banking Corp.
      Ltd.                    14,173         90,876
                                        -----------
                                            813,304
                                        -----------
  BELGIUM -- 1.2%
    Dexia Belgium (Credit
      Communal)                  270         39,531
    Fortis Cl-B                4,860        163,970
    KBC Bancassurance
      Holdings NV              3,680        189,525
    Societe Europeene des
      Satellites [FDR]*          199         24,838
    UCB SA                       510         19,002
                                        -----------
                                            436,866
                                        -----------
  BRAZIL -- 1.3%
    Companhia Brasileira de
      Distribuicoa Grupo Pao
      de Acucar [GDR]          2,272         49,700
    Companhia Energetica de
      Minas Geras [ADR]        1,223         17,480
    Telecomunicacoes
      Brasileiras SA [ADR]     2,749             86
    Telecomunicacoes
      Brasileiras SA Pfd.
      [ADR]                    4,956        385,948
    Uniao de Bancos
      Brasileiros SA [GDR]     1,000         23,125
                                        -----------
                                            476,339
                                        -----------
  CANADA -- 0.3%
    Alcan Aluminium Ltd.       1,220         40,020
    Nortel Networks Corp.*       640         39,399
    Royal Bank of Canada         570         24,588
                                        -----------
                                            104,007
                                        -----------
  CHILE -- 0.0%
    Chilectra SA [ADR] 144A      464          8,251
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  CHINA -- 0.1%
    Huaneng Power
      International, Inc.
      [ADR]*                   3,000    $    36,375
                                        -----------
  DENMARK -- 0.3%
    Den Danske Bank              410         46,670
    Tele Danmark AS              840         51,203
    Unidanmark AS Cl-A           260         20,221
                                        -----------
                                            118,094
                                        -----------
  FINLAND -- 1.6%
    Nokia AB Oyj               5,080        580,973
                                        -----------
  FRANCE -- 11.3%
    Alcatel                    1,150        179,493
    AXA SA                     2,180        307,262
    Banco Frances SA [ADR]       620         13,563
    Banque National de
      Paris*                   2,210        193,955
    Cap Gemini SA*               700        105,946
    Carrefour Supermarche SA   2,330        431,014
    Compagnie de Saint-
      Gobain                     690        119,662
    Credit Commercial de
      France                     350         40,281
    Groupe Danone                 90         22,939
    Hermes International
      Designs*                   710         77,609
    L'Oreal                      110         73,358
    Lafarge SA                   460         44,239
    Legrand SA                   570        136,295
    Pinault-Printemps
      Redoute SA                 710        135,294
    Sanofi SA*                 5,650        249,117
    Schneider SA               3,030        208,597
    Societe Generale             650        141,419
    Societe Television
      Francaise                  770        241,174
    Sodexho Alliance SA        1,348        221,023
    STMicroelectronics NV*     2,680        235,204
    Total Fina SA Cl-B         3,931        530,888
    Vivendi                    5,420        410,446
                                        -----------
                                          4,118,778
                                        -----------
  GERMANY -- 6.2%
    Allianz AG                   560        170,690
    Bayer AG                   2,910        118,978
    Bayerische Hypo-Und
      Vereinsbank AG           4,390        286,075
    Celanese AG*                  89          1,389
    Deutsche Bank AG           2,868        204,287
    Deutsche Telekom AG        3,300        152,092
    Dresdner Bank AG           3,560        182,597
    Fielmann AG Pfd.             250          9,617
    Fresenius AG Pfd.            110         18,036
    Gehe AG                    4,440        157,266
    Hoechst AG                   890         38,961
    Mannesmann AG              2,680        413,226
    Rhoen-Klinikum AG          1,380         53,667
    SAP AG                       390        141,419

                                                   AMERICAN SKANDIA MASTER TRUST

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
SAP AG Pfd.                      230    $    99,162
    Siemens AG                   860         76,832
    Veba AG                    2,750        149,953
                                        -----------
                                          2,274,247
                                        -----------
  HONG KONG -- 2.7%
    Cheung Kong Holdings
      Ltd.                    10,000         90,739
    China Light & Power Co.
      Ltd.                    16,000         73,312
    China Telecom Ltd.*       68,000        232,808
    Dao Heng Bank Group Ltd.   6,000         27,569
    Hederson Land
      Development Co. Ltd.    13,000         59,231
    Hong Kong
      Telecommunications
      Ltd.                    28,800         65,796
    HSBC Holdings PLC         10,400        124,821
    Hutchison Whampoa Ltd.    22,000        220,863
    Pacific Century
      Cyberworks Ltd.*        40,000         30,118
    Sun Hung Kai Properties
      Ltd.                     7,000         56,535
                                        -----------
                                            981,792
                                        -----------
  INDIA -- 0.2%
    ICICI Ltd.*                4,469         49,159
    Mahanagar Telephone
      Nigam Ltd. [GDR]         2,000         16,500
                                        -----------
                                             65,659
                                        -----------
  IRELAND -- 0.1%
    CBT Group PLC [ADR]*       2,031         41,889
                                        -----------
  ITALY -- 4.2%
    Assicurazioni Generali     4,160        133,357
    Banca di Roma             13,000         17,489
    Banca Popolare di
      Brescia                  4,000        169,219
    Ente Nazionale
      Idrocarburi SPA         33,000        192,847
    Instituto Nazionale
      delle Assicurazioni     31,000         94,001
    Italgas SPA                5,000         20,653
    Mediolanum SPA            10,000         81,246
    San Paolo-IMI SPA          9,225        119,454
    Tecnost SPA*              17,600         33,852
    Telecom Italia Mobile
      SPA                     54,000        337,135
    Telecom Italia SPA        24,000        207,099
    Unicredito Italiano SPA   24,000        112,252
                                        -----------
                                          1,518,604
                                        -----------
  JAPAN -- 21.3%
    Bridgestone Corp.*         2,000         55,002
    Canon, Inc.               12,000        339,210
    Citizen Watch Co. Ltd.     3,000         21,186
    Daiichi Pharmaceutical
      Co. Ltd.                 2,000         28,651
    Daiwa House Industry Co.
      Ltd.                     7,000         63,990
    DDI Corp.                     16        174,780

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
    Denso Corp.               10,000    $   213,683
    East Japan Railway Co.
      Ltd.                        17        104,092
    Fanuc Co.                  1,400        108,662
    Fujitsu Ltd.               8,000        240,705
    Hitachi Ltd.              12,000        129,590
    Honda Motor Co. Ltd.       1,000         42,162
    Ito-Yokado Co. Ltd.        2,000        159,831
    Kao Corp.                  7,000        213,300
    Kokuyo Co. Ltd.            4,000         72,557
    Komori Corp.               3,000         65,111
    Kuraray Co. Ltd.           9,000        120,736
    Kyocera Corp.              3,000        287,466
    Makita Corp.               4,000         38,367
    Matsushita Electric
      Industrial Co.          14,000        294,461
    Mauri Co. Ltd.            10,000        188,770
    Mitsubishi Corp.           7,000         50,307
    Mitsubishi Heavy
      Industries Ltd.         39,000        152,846
    Mitsui Fudosan Co. Ltd.   19,000        141,826
    Murata Manufacturing Co.
      Ltd.                     4,000        511,690
    NEC Corp.                 22,000        444,806
    Nippon Telegraph &
      Telephone Corp.             30        459,946
    Nomura Securities Co.
      Ltd.                    15,000        247,365
    NTT Mobile Communication
      Network, Inc.               10        265,427
    Sankyo Co. Ltd.           10,000        284,592
    Sekisui Chemical Co.
      Ltd.                    10,000         49,157
    Sekisui House Ltd.         7,000         75,728
    Seven-Eleven Japan Co.
      Ltd.                     2,000        183,020
    Shin-Etsu Chemical Co.
      Ltd.                     3,000        123,611
    Shiseido Co. Ltd.          4,000         60,943
    Sony Corp.                 3,300        514,161
    Sumitomo Bank Ltd.*        9,000        144,711
    Sumitomo Corp.            14,000        102,223
    Sumitomo Electric
      Industries              15,000        201,370
    TDK Corp.                  3,000        293,503
    Tokio Marine & Fire
      Insurance Co. Ltd.       3,000         39,239
    Tokyo Electron Ltd.        1,000         82,982
    Toppan Printing Co. Ltd.   6,000         73,534
    Toshiba Corp.*            23,000        144,576
    UNY Co. Ltd.               4,000         51,744
    Yamanouchi
      Pharmaceutical Co.
      Ltd.*                    3,000        135,972
                                        -----------
                                          7,797,591
                                        -----------
  KOREA -- 0.4%
    Korea Telecom Corp.
      [ADR]*                   2,000         70,500
    Samsung Electronics Co.      500         83,368
                                        -----------
                                            153,868
                                        -----------

ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
MEXICO -- 1.4%
    Cemex SA de CV [ADR]*      2,400    $    54,000
    Cemex SA de CV Cl-B        5,000         22,580
    Fomento Economico
      Mexicano SA de CV UBD
      Units                   13,000         42,107
    Gruma Rights*              1,123              0
    Gruma SA [ADR]*              203          1,053
    Gruma SA Cl-B*             4,134          5,390
    Grupo Industrial Maseca
      SA de CV Cl-B           17,000          8,471
    Grupo Modelo SA de CV
      Cl-C                    12,000         29,276
    Grupo Televisa SA [GDR]*   1,000         42,500
    Kimberly-Clark de Mexico
      SA Cl-A                 11,000         35,173
    Telefonos de Mexico SA
      Cl-L [ADR]               3,000        256,500
    TV Azteca SA de CV
      [ADR]*                   1,000          4,063
                                        -----------
                                            501,113
                                        -----------
  NETHERLANDS -- 7.6%
    ABN AMRO Holding NV        7,210        174,220
    AKZO Nobel NV                490         21,085
    ASM Lithography Holding
      NV*                      3,550        250,365
    CSM NV                     2,280        105,082
    Elsevier NV                5,680         53,909
    Equant NV*                   600         58,333
    Fortis (NL) NV             6,660        229,110
    Gucci Group NV NY Reg      1,100         88,825
    ING Groep NV               8,820        519,875
    Koninklijke (Royal)
      Philips Electronics NV   3,200        327,927
    KPN NV                       640         32,820
    Royal Dutch Petroleum
      Co.                      4,190        250,273
    TNT Post Group NV            580         14,753
    Unilever NV                1,191         78,863
    United Pan-Europe
      Communications NV*         507         38,954
    VNU NV                     2,260         76,368
    Wolters Kluwer NV         13,660        456,133
                                        -----------
                                          2,776,895
                                        -----------
  NEW ZEALAND -- 0.2%
    Telecom Corp. of New
      Zealand Ltd.            19,000         76,363
                                        -----------
  NORWAY -- 0.6%
    Norsk Hydro AS               940         37,506
    Orkla ASA Cl-A            10,520        146,845
    Orkla ASA Rights*         10,520         19,800
                                        -----------
                                            204,151
                                        -----------


---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  PORTUGAL -- 0.4%
    Jeronimo Martins SGPS SA   5,733        159,921
  SINGAPORE -- 0.6%
    Singapore Press Holdings
      Ltd.                     3,149    $    53,939
    Singapore
      Telecommunications      14,000         26,589
    United Overseas Bank
      Ltd.                    18,000        136,312
                                        -----------
                                            216,840
                                        -----------
  SPAIN -- 2.8%
    Argentaria Caja Postal Y
      Banco Hipotecario de
      Espana SA                2,970         65,866
    Banco Bilbao Vizcaya SA    3,350         44,999
    Banco Popular Espanol SA     540         36,324
    Banco Santander Central
      Hispano SA              16,722        173,472
    Endesa SA                  4,940         98,807
    Gas Natural SDG SA         2,500         54,655
    Iberdrola SA               8,110        118,143
    Repsol SA                  4,763         98,121
    Telefonica SA             20,855        342,822
                                        -----------
                                          1,033,209
                                        -----------
  SWEDEN -- 3.2%
    AstraZeneca Group PLC      6,330        285,449
    Atlas Copco AB Cl-B        1,820         47,277
    Electrolux AB Cl-B         9,700        193,100
    Ericsson, (L.M.)
      Telephone Co. Cl-B       1,070         44,420
    Esselte AB                   650          4,340
    Hennes & Mauritz AB Cl-B  13,350        354,078
    Nordbanken Holding Co.
      AB                      24,870        144,905
    Sandvik AB Cl-B            2,630         67,999
    Securitas AB Cl-B          2,245         33,246
                                        -----------
                                          1,174,814
                                        -----------
  SWITZERLAND -- 6.7%
    ABB AG*                    1,582        159,369
    ABB Ltd.*                    919         91,362
    Adecco SA                    530        321,393
    Credit Suisse Group          750        144,218
    Nestle SA                    310        598,133
    Novartis AG                  280        418,969
    Roche Holding AG              30        360,298
    Swisscom AG*                 123         37,496
    UBS AG                     1,152        335,301
                                        -----------
                                          2,466,539
                                        -----------
  TAIWAN -- 0.2%
    Hon Hai Precision
      Industry Co. Ltd.
      [GDR] 144A*              3,605         59,050
                                        -----------

                                                   AMERICAN SKANDIA MASTER TRUST

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
UNITED KINGDOM -- 16.5%
    Abbey National PLC        11,000    $   214,794
    BG PLC                    10,000         55,422
    British Petroleum Co.
      PLC                     18,000        174,412
    Cable & Wireless PLC      22,000        256,670
    Cadbury Schweppes PLC     38,000        248,638
    Caradon PLC                9,000         21,266
    Centrica PLC*              5,400         15,662
    Compass Group PLC         28,000        299,564
    Diageo PLC                42,776        431,677
    Electrocomponents PLC      7,000         62,715
    GKN PLC                    2,000         31,965
    Glaxo Wellcome PLC        17,000        501,001
    Hays PLC                   5,000         57,144
    Kingfisher PLC            39,000        425,249
    Ladbroke Group PLC        14,000         42,614
    National Westminster
      Bank PLC                38,000        856,750
    Rank Group PLC             7,000         21,795
    Reed International PLC    45,355        264,202
    Rio Tinto PLC             12,000        204,982
    Safeway PLC               11,000         34,475
    Shell Transport &
      Trading Co. PLC         75,000        574,112
    Smith, (Davis S.)
      Holdings PLC            11,000         34,475
    SmithKline Beecham PLC    41,000        527,453
    Tesco PLC                 57,000        169,292
    Tomkins PLC               30,248        102,370
    Unilever PLC              15,714        145,557
    United News & Media PLC   12,000        115,388
    Vodafone AirTouch PLC     33,500        153,194
                                        -----------
                                          6,042,838
                                        -----------
TOTAL INVESTMENTS -- 93.8%
  (Cost $30,115,237)                     34,319,231
OTHER ASSETS LESS
  LIABILITIES -- 6.2%                     2,260,245
                                        -----------
NET ASSETS -- 100.0%                    $36,579,476
                                        ===========

Foreign currency exchange contracts outstanding at October 31, 1999:

SETTLEMENT             CONTRACTS TO   IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH         TYPE       RECEIVE          FOR       AT VALUE     DEPRECIATION
------------------------------------------------------------------------------
 11/99       Buy AUD       9,119        $ 5,902      $ 5,815         $ 87
 11/99       Buy HKD     626,600         80,644       80,642            2
                                        -------      -------         ----
                                        $86,546      $86,457         $ 89
                                        =======      =======         ====

                                                                  UNREALIZED
SETTLEMENT             CONTRACTS TO   IN EXCHANGE   CONTRACTS    APPRECIATION
MONTH         TYPE       DELIVER          FOR       AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------
 11/99       Sell         77,640       $ 81,408     $ 81,846        $(438)
             EUR
 11/99       Sell         54,925         90,643       90,144          499
             GBP
                                       --------     --------        -----
                                       $172,051     $171,990        $  61
                                       ========     ========        =====

See Notes to Financial Statements.

ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

-------------------------------------------------------
The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of October 31, 1999. Percentages are based on net assets.

INDUSTRY
--------
Automobile Manufacturers                      1.0%
Automotive Parts                              0.2%
Beverages                                     0.8%
Broadcasting                                  0.3%
Building Materials                            0.7%
Business Services                             1.2%
Chemicals                                     0.9%
Clothing & Apparel                            0.5%
Computer Services & Software                  1.7%
Conglomerates                                 1.7%
Construction                                  1.1%
Consumer Products & Services                  3.2%
Electronic Components & Equipment            11.0%
Entertainment & Leisure                       1.5%
Equipment Services                            0.2%
Financial -- Bank & Trust                    11.9%
Financial Services                            3.5%
Food                                          7.4%
Hotels & Motels                               0.1%
Industrial Products                           1.2%
Insurance                                     2.6%
Machinery & Equipment                         1.9%
Medical Supplies & Equipment                  0.8%
Metals & Mining                               0.8%
Office Equipment                              0.9%
Oil & Gas                                     3.7%
Paper & Forest Products                       0.4%
Pharmaceuticals                               7.1%
Printing & Publishing                         3.3%
Real Estate                                   1.0%
Retail & Merchandising                        2.4%
Semiconductors                                1.3%
Telecommunications                           15.6%
Transportation                                0.5%
Utilities                                     1.4%
                                             -----
TOTAL                                        93.8%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 0.2% of net assets.

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT JANUS CAPITAL
GROWTH PORTFOLIO

----------------------------------------------------
                          SHARES               VALUE
----------------------------------------------------
COMMON STOCK -- 79.8%
  ADVERTISING -- 0.2%
    DoubleClick, Inc.*      19,530    $    2,734,200
                                      --------------
  BEVERAGES -- 0.5%
    Coca-Cola Co.          120,620         7,116,580
                                      --------------
  COMPUTER HARDWARE -- 7.8%
    Apple Computer,
      Inc.*                483,080        38,706,785
    Dell Computer
      Corp.*             1,152,145        46,229,818
    EMC Corp.*             244,580        17,854,340
                                      --------------
                                         102,790,943
                                      --------------
  COMPUTER SERVICES & SOFTWARE -- 23.6%
    America Online,
      Inc.*                793,460       102,901,845
    Cisco Systems,
      Inc.*              1,081,269        80,013,906
    Intuit, Inc.*          229,545         6,685,498
    Microsoft Corp.*       563,300        52,140,456
    VERITAS Software
      Corp.*               478,090        51,573,959
    Yahoo!, Inc.*           97,590        17,474,709
                                      --------------
                                         310,790,373
                                      --------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 9.7%
    General Electric
      Co.                  410,290        55,619,938
    Metromedia Fiber
      Network, Inc.
      Cl-A*                161,540         5,340,916
    Texas Instruments,
      Inc.                 755,080        67,768,430
                                      --------------
                                         128,729,284
                                      --------------
  ENTERTAINMENT & LEISURE -- 4.9%
    Time Warner, Inc.      939,550        65,474,891
                                      --------------
  FINANCIAL SERVICES -- 2.4%
    Fannie Mae             149,335        10,565,451
    Schwab, (Charles)
      Corp.                560,710        21,832,646
                                      --------------
                                          32,398,097
                                      --------------
  INSURANCE -- 4.3%
    American
      International
      Group, Inc.          438,975        45,186,989
    Progressive Corp.      124,325        11,507,833
                                      --------------
                                          56,694,822
                                      --------------
  OFFICE EQUIPMENT -- 0.5%
    Staples, Inc.*         274,492         6,090,291
                                      --------------
  PHARMACEUTICALS -- 3.5%
    MedImmune, Inc.*       400,815        44,891,280
    Pfizer, Inc.            41,784         1,650,468
                                      --------------
                                          46,541,748
                                      --------------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  RETAIL & MERCHANDISING -- 8.3%
    Amazon.com, Inc.*      302,540    $   21,366,888
    Costco Companies,
      Inc.*                142,045        11,407,989
    Home Depot, Inc.       476,800        35,998,400
    Wal-Mart Stores,
      Inc.                 722,255        41,258,816
                                      --------------
                                         110,032,093
                                      --------------
  TELECOMMUNICATIONS -- 14.1%
    Level 3
      Communications,
      Inc.*                244,840        16,740,935
    Nokia Corp. Cl-A
      [ADR]                652,645        75,421,287
    Sprint Corp. (PCS
      Group)*              551,240        45,718,468
    Vodafone AirTouch
      PLC [ADR]            690,355        33,093,893
    WinStar
      Communications,
      Inc.*                400,000        15,525,000
                                      --------------
                                         186,499,583
                                      --------------
TOTAL COMMON STOCK
  (Cost $800,228,688)                  1,055,892,905
                                      --------------
FOREIGN STOCK -- 0.7%
  TELECOMMUNICATIONS
    Vodafone AirTouch
      PLC -- (GBP)
  (Cost $8,599,475)      1,876,215         8,712,691
                                      --------------

                            PAR
                           (000)
                           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.5%
    Federal Mortgage
      Corp.
5.24%, 12/03/99            $25,000        24,881,677
      5.55%, 01/10/00       25,000        24,718,646
                                      --------------
                                          49,600,323
                                      --------------
    Federal National
      Mortgage Assoc.
      4.97%, 02/01/00       15,000        14,803,271
      5.09%, 04/03/00       10,922        10,679,553
      5.17%, 11/16/99       30,000        29,934,234
      5.20%, 11/23/99       20,000        19,935,385
      5.21%, 12/02/99       20,000        19,908,801
      5.48%, 01/24/00-
         01/28/00           35,000        34,524,306
                                      --------------
                                         129,785,550
                                      --------------
  (Cost $179,429,751)                    179,385,873
                                      --------------

ASMT JANUS CAPITAL
GROWTH PORTFOLIO

----------------------------------------------------
                            PAR
                           (000)               VALUE
----------------------------------------------------
CORPORATE OBLIGATIONS -- 0.0%
  ENTERTAINMENT & LEISURE -- 0.0%
    Venetian Casino
      Resort LLC
      12.25%, 11/15/04      $  275    $      217,250
                                      --------------
  TELECOMMUNICATIONS -- 0.0%
    Lenfest
      Communications,
      Inc.
      7.625%, 02/15/08         140           141,050
      8.25%, 02/15/08          175           178,063
                                      --------------
                                             319,113
                                      --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $589,653)                            536,363
                                      --------------
COMMERCIAL PAPER -- 4.9%
    Associates First
      Capital Corp.
      5.30%, 11/01/99       10,000        10,000,000
    CIT Group Holdings,
      Inc.
      5.26%, 11/01/99       55,400        55,400,000
                                      --------------
  (Cost $65,400,000)                      65,400,000
                                      --------------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary
      Investment Cash
      Fund                  17,462    $       17,462
    Temporary
      Investment Fund       17,462            17,462
                                      --------------
  (Cost $34,924)                              34,924
                                      --------------
TOTAL INVESTMENTS -- 98.9%
  (Cost $1,054,282,491)                1,309,962,756
OTHER ASSETS LESS
  LIABILITIES -- 1.1%                     14,319,906
                                      --------------
NET ASSETS -- 100.0%                  $1,324,282,662
                                      ==============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT INVESCO
EQUITY INCOME PORTFOLIO

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
COMMON STOCK -- 73.0%
  AEROSPACE -- 3.4%
    AlliedSignal, Inc.       40,000    $  2,277,500
    General Motors Corp.
      Cl-H*                  50,000       3,640,625
    Northrop Grumman Corp.   23,000       1,262,125
                                       ------------
                                          7,180,250
                                       ------------
  AUTOMOBILE MANUFACTURERS -- 1.0%
    Ford Motor Co.           39,900       2,189,513
                                       ------------
  BEVERAGES -- 2.9%
    Anheuser-Busch
      Companies, Inc.        23,000       1,651,688
    Coca-Cola Co.            43,800       2,584,200
    Coors, (Adolph) Co.
      Cl-B                   34,000       1,887,000
                                       ------------
                                          6,122,888
                                       ------------
  BROADCASTING -- 0.7%
    AT&T Corp. Liberty
      Media Group Cl-A*      36,000       1,428,750
                                       ------------
  CHEMICALS -- 0.3%
    Lyondell Chemical Co.    50,000         606,250
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 2.4%
    America Online, Inc.*     8,400       1,086,225
    Computer Associates
      International, Inc.    23,200       1,310,800
    Microsoft Corp.*         30,000       2,776,875
                                       ------------
                                          5,173,900
                                       ------------
  CONGLOMERATES -- 1.4%
    Philip Morris
      Companies, Inc.        30,000         755,625
    Textron, Inc.            30,000       2,315,625
                                       ------------
                                          3,071,250
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 1.8%
    Colgate-Palmolive Co.    30,000       1,815,000
    Procter & Gamble Co.     20,000       2,097,500
                                       ------------
                                          3,912,500
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.0%
    General Electric Co.     32,800       4,446,450
    Tandy Corp.*             68,400       4,304,925
    Texas Instruments,
      Inc.                   20,000       1,795,000
                                       ------------
                                         10,546,375
                                       ------------
  ENTERTAINMENT & LEISURE -- 0.9%
    Park Place
      Entertainment Corp.*  140,000       1,837,500
                                       ------------
  FINANCIAL -- BANK & TRUST -- 6.6%
    Bank of New York Co.,
      Inc.                   70,000       2,931,249
    Charter One Financial,
      Inc.                   91,225       2,240,702

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Chase Manhattan Corp.    30,000    $  2,621,250
    Morgan, (J.P.) & Co.,
      Inc.                   20,000       2,617,500
    Summit Bancorp           30,000       1,038,750
    Wells Fargo & Co.        51,000       2,441,625
                                       ------------
                                         13,891,076
                                       ------------
  FINANCIAL SERVICES -- 2.6%
    Citigroup, Inc.          60,000       3,247,500
    Morgan Stanley, Dean
      Witter & Co.           21,000       2,316,563
                                       ------------
                                          5,564,063
                                       ------------
  FOOD -- 4.1%
    General Mills, Inc.      13,650       1,190,109
    Heinz, (H.J.) Co.        44,000       2,101,000
    Kellogg Co.              49,000       1,950,813
    Quaker Oats Co.          30,000       2,100,000
    Tasty Baking Co.        120,000       1,275,000
                                       ------------
                                          8,616,922
                                       ------------
  HOTELS & MOTELS -- 0.4%
    Hilton Hotels Corp.      10,000          92,500
    Marriott
      International, Inc.
      Cl-A                   20,700         697,331
                                       ------------
                                            789,831
                                       ------------
  INSURANCE -- 3.2%
    Allmerica Financial
      Corp.                  70,000       4,003,125
    Ohio Casualty Corp.      13,000         216,938
    Travelers Property
      Casualty Corp. Cl-A    70,000       2,520,000
                                       ------------
                                          6,740,063
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.1%
    Medtronic, Inc.          70,000       2,423,750
                                       ------------
  METALS & MINING -- 0.3%
    Phelps Dodge Corp.       13,000         732,875
                                       ------------
  OIL & GAS -- 7.5%
    Apache Corp.             51,000       1,989,000
    Atlantic Richfield Co.   30,000       2,795,624
    Exxon Corp.              36,100       2,673,656
    National Fuel Gas Co.    40,000       1,955,000
    Royal Dutch Petroleum
      Co.                    30,000       1,798,125
    Schlumberger Ltd.        45,000       2,725,313
    Unocal Corp.             55,700       1,921,650
                                       ------------
                                         15,858,368
                                       ------------
  PAPER & FOREST PRODUCTS -- 1.8%
    Champion International
      Corp.                  30,000       1,734,375
    Weyerhaeuser Co.         35,000       2,089,063
                                       ------------
                                          3,823,438
                                       ------------

ASMT INVESCO
EQUITY INCOME PORTFOLIO

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
PHARMACEUTICALS -- 8.5%
    American Home Products
      Corp.                  48,500    $  2,534,125
    Bristol-Meyers Squibb
      Co.                    44,000       3,379,750
    Merck & Co., Inc.        35,000       2,784,688
    Pfizer, Inc.             48,100       1,899,950
    Pharmacia & Upjohn,
      Inc.                   28,000       1,510,250
    SmithKline Beecham PLC
      [ADR]                  25,000       1,600,000
    Warner-Lambert Co.       52,000       4,150,249
                                       ------------
                                         17,859,012
                                       ------------
  RAILROADS -- 2.3%
    Kansas City Southern
      Industries, Inc.       75,000       3,557,813
    Norfolk Southern Corp.   50,000       1,221,875
                                       ------------
                                          4,779,688
                                       ------------
  REAL ESTATE -- 0.0%
    HRPT Properties Trust
      [REIT]                  7,100          65,231
    Senior Housing
      Properties Trust
      [REIT]*                   710           8,698
                                       ------------
                                             73,929
                                       ------------
  RESTAURANTS -- 1.2%
    McDonald's Corp.         60,000       2,475,000
                                       ------------
  RETAIL & MERCHANDISING -- 3.6%
    Costco Companies,
      Inc.*                  13,300       1,068,156
    Dayton-Hudson Corp.      39,000       2,520,375
    Penney, (J.C.) Co.,
      Inc.                   50,000       1,268,750
    Wal-Mart Stores, Inc.    49,800       2,844,825
                                       ------------
                                          7,702,106
                                       ------------
  SEMICONDUCTORS -- 2.0%
    Intel Corp.              38,000       2,942,625
    Maxim Integrated
      Products, Inc.*        17,000       1,341,938
                                       ------------
                                          4,284,563
                                       ------------
  TELECOMMUNICATIONS -- 6.4%
    Bell Atlantic Corp.      31,300       2,032,544
    GTE Corp.                27,200       2,040,000
    Lucent Technologies,
      Inc.                   20,400       1,310,700
    SBC Communications,
      Inc.                   87,372       4,450,510
    U.S. West, Inc.          60,000       3,663,750
                                       ------------
                                         13,497,504
                                       ------------
  TRANSPORTATION -- 0.4%
    Galileo International,
      Inc.                   30,700         922,919
                                       ------------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  UTILITIES -- 1.2%
    Northern States Power
      Co.                    59,200    $  1,272,800
    Unicom Corp.             33,100       1,268,144
                                       ------------
                                          2,540,944
                                       ------------
TOTAL COMMON STOCK
  (Cost $138,887,372)                   154,645,227
                                       ------------

                              PAR
                             (000)
                            -------
CORPORATE OBLIGATIONS -- 18.2%
  ADVERTISING -- 0.1%
    MDC Corp., Inc.
      10.50%, 12/01/06      $   250         250,625
                                       ------------
  AIRLINES -- 0.3%
    Delta Air Lines, Inc.
      10.375%, 12/15/22         500         593,125
                                       ------------
  BROADCASTING -- 0.4%
    Continental Cablevision, Inc.
      9.50%, 08/01/13           250         280,000
    Jacor Communications Co.
      9.75%, 12/15/06           500         526,250
                                       ------------
                                            806,250
                                       ------------
  BUILDING MATERIALS -- 0.2%
    USG Corp.
      8.50%, 08/01/05           500         526,037
                                       ------------
  BUSINESS SERVICES -- 0.1%
    NEXTLINK
      Communications, Inc.
      [STEP]
      11.51%, 04/15/08          250         153,750
                                       ------------
  CABLE TELEVISION -- 0.8%
    Charter Communication
      Holdings LLC
      8.62%, 04/01/09           400         379,000
    Comcast U.K. Cable
      Corp. [STEP]
      7.137%, 11/15/07          750         684,375
    Telewest
      Communications PLC
      [STEP]
      10.926%, 10/01/07         750         682,500
                                       ------------
                                          1,745,875
                                       ------------
  CHEMICALS -- 0.2%
    Equistar Chemicals
      L.P.
      7.55%, 02/15/26           250         198,750
    Huntsman ICI Chemicals
      144A
      10.125%, 07/01/09         250         248,125
                                       ------------
                                            446,875
                                       ------------

                                                   AMERICAN SKANDIA MASTER TRUST

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
ENTERTAINMENT & LEISURE -- 0.3%
    Hollywood Casino Corp.
      11.25%, 05/01/07      $   500    $    504,375
    Time Warner
      Entertainment Co.
      7.25%, 09/01/08           100          99,875
                                       ------------
                                            604,250
                                       ------------
  ENVIRONMENTAL SERVICES -- 0.2%
    Allied Waste North
      America Co. 144A
      10.00%, 08/01/09          500         427,500
                                       ------------
  FINANCIAL SERVICES -- 0.2%
    Associates Corp. of
      North America Cl-E
      7.375%, 06/11/07          500         505,878
                                       ------------
  HEALTHCARE SERVICES -- 0.0%
    FHP International
      Corp.
      7.00%, 09/15/03            50          49,688
                                       ------------
  HOTELS & MOTELS -- 0.1%
    Hilton Hotels Corp.
      7.20%, 12/15/09           250         222,188
                                       ------------
  INSURANCE -- 0.5%
    Progressive Corp.
      6.625%, 03/01/29          500         430,000
    The Equitable Companies,
      Inc.
      9.00%, 12/15/04           500         541,250
                                       ------------
                                            971,250
                                       ------------
  MACHINERY & EQUIPMENT -- 0.4%
    Nationsrent, Inc.
      10.375%, 12/15/08         500         486,250
    United Rentals, Inc.
      9.25%, 01/15/09           500         453,750
                                       ------------
                                            940,000
                                       ------------
  OIL & GAS -- 1.8%
    Atlantic Richfield Co.
      10.875%, 07/15/05         500         586,875
    Belco Oil & Gas Corp.
      Cl-B
      8.875%, 09/15/07          100          95,250
    Canadian Forest Oil
      Ltd.
      8.75%, 09/15/07           500         477,500
    Cliffs Drilling Co.
      Cl-B
      10.25%, 05/15/03          250         250,000
    CMS Panhandle Holding
      Co.
      6.50%, 07/15/09           500         461,690
    Forest Oil Corp.
      10.50%, 01/15/06          500         517,500
    Gulf Canada Resources
      Ltd.
      8.25%, 03/15/17           100          93,000
    Mobil Corp.
      8.625%, 08/15/21          500         576,250

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
    Noram Energy Corp.
      [CVT]
      6.00%, 03/15/12       $   100    $     89,000
    Ocean Energy, Inc.
      Cl-B
      8.875%, 07/15/07          250         248,125
    Vastar Resources, Inc.
      6.50%, 04/01/09           500         478,125
                                       ------------
                                          3,873,315
                                       ------------
  PAPER & FOREST PRODUCTS -- 0.2%
    Chesapeake Corp.
      7.20%, 03/15/05           500         500,625
                                       ------------
  TELECOMMUNICATIONS -- 5.8%
    AT&T Corp.
      6.00%, 03/15/09           400         370,500
    Call-Net Enterprises,
      Inc. [STEP]
      10.80%, 05/15/09          500         281,250
    Cencall Communications
      Corp.
      9.80%, 01/15/04           490         498,575
    Centel Capital Corp.
      9.00%, 10/15/19           250         279,688
    Global Crossing
      Holdings Ltd.
      9.625%, 05/15/08          500         506,250
    GTE Corp.
      7.90%, 02/01/27           731         723,690
    Level 3 Communications,
      Inc.
      9.125%, 05/01/08          250         231,875
      6.27%, 12/01/08
         [STEP]                 250         146,875
      11.044%, 12/01/08
         [STEP] 144A            500         293,750
    Lin Television Co.
      8.375%, 03/01/08          250         232,500
    McLeodUSA, Inc.
      9.50%, 11/01/08           250         251,250
    Metromedia Fiber
      Network, Inc. Cl-B
      10.00%, 11/15/08          750         742,500
    MetroNet
      Communications Corp.
      [STEP]
      6.274%, 06/15/08        2,500       1,949,999
    NEXTLINK
      Communications, Inc.
      9.625%, 10/01/07          250         239,375
      10.75%, 11/15/08
         144A                   250         253,125
    Paramount
      Communication
      8.25%, 08/01/22           700         690,375
    PSINet, Inc. 144A
      11.00%, 08/01/09          250         256,250

ASMT INVESCO
EQUITY INCOME PORTFOLIO

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
    Qwest Communications
      International, Inc. Cl-B
      7.321%, 02/01/08
         [STEP]             $   500    $    382,500
      7.25%, 11/01/08           250         245,313
    Renaissance Media
      Group [STEP]
      3.87%, 04/15/08           598         412,620
    TCI
      Telecommunications,
      Inc.
      7.875%, 02/15/26          500         518,125
    TeleCommunications,
      Inc.
      9.80%, 02/01/12           500         601,875
    US West Communications
      5.65%, 11/01/04           650         618,093
    Williams
      Communications
      Group, Inc.
      10.875%, 10/01/09         500         513,750
    Worldwide Fiber, Inc. 144A
      12.50%, 12/15/05          250         256,250
      12.00%, 08/01/09          500         502,500
                                       ------------
                                         11,998,853
                                       ------------
  UTILITIES -- 6.6%
    Cleveland Electric
      Illuminating Co.
      7.43%, 11/01/09           250         243,438
      9.00%, 07/01/23           250         253,750
    Cleveland Electric
      Illuminating Co.
      Cl-D
      7.88%, 11/01/17           250         244,688
    Coda Energy, Inc. Cl-B
      10.50%, 04/01/06          150         153,750
    Commonwealth Edison Co.
      8.00%, 05/15/08           400         413,500
      8.375%, 02/15/23          428         433,350
    Connecticut Light &
      Power Co. Cl-C
      8.50%, 06/01/24         1,250       1,261,262
    Consumers Energy Co.
      7.375%, 09/15/23          500         452,500
    Duquesne Light Co.
      8.375%, 05/15/24        1,000       1,002,499
    El Paso Electric Co.
      8.90%, 02/01/06           500         521,250
    El Paso Electric Co.
      Cl-C
      8.25%, 02/01/03           200         204,500
    Gulf Power Co.
      6.875%, 01/01/26          500         446,250
    Gulf States Utilities
      8.70%, 04/01/24           250         250,000
    Jersey Central Power &
      Light Co.
      7.98%, 02/16/23           500         494,750

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
    Metropolitan Edison
      Co. Cl-B
      8.15%, 01/30/23       $    75    $     74,183
    New York State
      Electric & Gas Corp.
      8.30%, 12/15/22           200         202,000
    Niagara Mohawk Power
      Corp.
      8.50%, 07/01/23           500         505,000
      8.50%, 07/01/23           124         125,860
    Niagara Mohawk Power
      Corp. Cl-H [STEP]
      7.529%, 07/01/10        1,000         731,250
    Potomic Edison Co.
      8.00%, 06/01/24           500         497,500
      7.75%, 05/01/25           650         632,125
    Public Service Co. of
      New Mexico Cl-A
      7.10%, 08/01/05           750         727,500
    Public Service Co. of
      New Mexico Cl-B
      7.50%, 08/01/18           760         716,300
    Public Service
      Electric & Gas Co.
      6.375%, 05/01/08          500         470,625
    Public Service of
      Colorado
      9.875%, 07/01/20          500         529,375
    Southwestern Public
      Service Co.
      8.20%, 12/01/22           750         757,500
    Texas Utilities
      7.375%, 10/01/25          500         466,250
    Union Electric Co.
      8.75%, 12/01/21           750         783,750
    Western Massachusetts
      Electric Co. Cl-V
      7.75%, 12/01/02           250         250,467
                                       ------------
                                         13,845,172
                                       ------------
TOTAL CORPORATE
  OBLIGATIONS
  (Cost $40,231,823)                     38,461,256
                                       ------------
U.S. TREASURY OBLIGATIONS -- 2.8%
    U.S. Treasury Notes
      5.625%, 05/15/08
  (Cost $6,491,948)           6,250       6,030,354
                                       ------------
COMMERCIAL PAPER -- 3.5%
    American Express
      Credit Corp.
      5.20%, 11/01/99
  (Cost $7,500,000)           7,500       7,500,000
                                       ------------

                                                   AMERICAN SKANDIA MASTER TRUST

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.7%
    Temporary Investment
      Cash Fund             2,854,721  $  2,854,721
    Temporary Investment
      Fund                  2,854,721     2,854,721
                                       ------------
  (Cost $5,709,442)                       5,709,442
                                       ------------
TOTAL INVESTMENTS --100.2%
  (Cost $198,820,585)                   212,346,279
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.2%)                   (327,746)
                                       ------------
NET ASSETS -- 100.0%                   $212,018,533
                                       ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 0.6% of net assets.

See Notes to Financial Statements.

ASMT PIMCO TOTAL
RETURN BOND PORTFOLIO

----------------------------------------------------
                               PAR)
                              (000             VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.1%
    Federal Home Loan
      Mortgage Corp.
      6.00%, 01/19/30
         [TBA]              $8,220      $  7,660,054
      6.30%, 06/01/04        3,000         2,942,702
      6.50%, 08/15/23-
         12/15/23            4,962         4,898,812
                                        ------------
                                          15,501,568
                                        ------------
    Federal National
      Mortgage Assoc.
      5.74%, 12/01/27
         [VR]                  229           225,023
      5.812%, 01/01/28
         [VR]                  245           240,610
      5.82%, 05/01/36
         [VR]                  213           209,264
      6.50%, 05/18/23        2,385         2,364,001
      7.00%, 02/15/27        3,614         3,263,324
      8.50%, 08/01/24-
         12/01/25              852           884,101
                                        ------------
                                           7,186,323
                                        ------------
    Government National
      Mortgage Assoc.
      6.50%, 01/25/30
         [TBA]               4,000         3,813,760
      6.875%, 02/01/40-
         02/04/40            5,000         4,930,614
      7.00%, 11/15/27          413           405,495
      7.00%, 11/22/29
         [TBA]               7,900         7,749,426
                                        ------------
                                          16,899,295
                                        ------------
    Student Loan
      Marketing Assoc.
        [VR]
      5.349%, 07/25/04       1,162         1,157,295
                                        ------------
  (Cost $41,229,242)                      40,744,481
                                        ------------
U.S. TREASURY OBLIGATIONS -- 8.7%
    U.S. Treasury Bills
      4.68%, 02/10/00 #         85            83,831
      4.71%, 02/17/00 #         55            54,198
      4.82%, 02/17/00 #        100            98,542
      4.935%, 02/17/00 #        50            49,271
                                        ------------
                                             285,842
                                        ------------
    U.S. Treasury Bonds
      12.00%, 08/15/13       8,800        12,064,333
                                        ------------
    U.S. Treasury
      Inflationary Bonds
      3.625%, 01/15/08         827           798,310
      3.875%, 01/15/09-
         04/15/29            1,832         1,783,499
                                        ------------
                                           2,581,809
                                        ------------
    U.S. Treasury Notes
      5.50%, 02/29/00 #        325           325,307
                                        ------------
  (Cost $15,460,026)                      15,257,291
                                        ------------

----------------------------------------------------
                              PAR
                             (000)             VALUE
----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 31.1%
    Brazo 1998-A Cl-A2
      [FRB]
      5.83%, 06/01/23       $5,000      $  4,872,875
    Centre Series 1999
      144A
      6.71%, 02/01/09        2,996         2,826,502
    Chase Mortgage
      Finance Corp.
      1995-A Cl-A
      6.204%, 04/25/25       2,033         2,039,339
    Chase Series 1999-S8
      Cl-A1 [VR]
      6.35%, 06/25/29        5,000         4,925,975
    Countrywide Home
      Loans Series
      1998-18 Cl-2A3
      6.75%, 11/25/28        1,000           937,677
    Countrywide Home
      Loans Series 1999-7
      Cl-A3
      6.25%, 06/25/14        4,933         4,638,887
    Federal Housing
      Authority
      6.68%, 01/01/09          889           885,296
    First Plus Home Loan
      Trust Series 1998-5
      Cl-A3 [VR]
      6.06%, 09/10/11        1,000           996,705
    GE Capital Mortgage
      Services, Inc.
      Series 1999-11
      Cl-Y2
      6.00%, 05/25/29        3,100         3,032,591
    GE Capital Mortgage
      Services, Inc.
      Series 1999-5
      6.50%, 05/25/29        9,858         9,039,276
    Green Tree Financial
      Corp. 1999 Cl-A5
      7.86%, 04/01/31        1,400         1,404,379
    Merrill Lynch
      Mortgage Investors,
      Inc.
      6.95%, 06/18/29        2,689         2,696,489
    Morgan Stanley
      Capital Corp.
      Series 1997-H 144A
      6.86%, 05/15/06        2,523         2,519,914
    Norwest Asset
      Securities Corp.
      Series 1997-21
      Cl-A2
      7.00%, 01/25/28        2,388         2,343,100

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                               PAR
                             (000)             VALUE
----------------------------------------------------
    Norwest Asset Securities
      Corp. Series 1999-18
      Cl-A2
      6.00%, 07/25/29       $5,200      $  4,912,466
    Norwest Asset
      Securities Corp.
      Series 1999-25
      Cl-A4
      6.50%, 10/25/29        1,998         1,833,953
    PNC Mortgage
      Securities Corp.
      Series 1998-10
      Cl-1A6
      6.50%, 10/25/28        2,000         1,820,228
    Prudential Securities
      Secured Financing
      Co. Series 1999-C2
      Cl-A1
      6.955%, 06/15/08       2,965         2,953,311
                                        ------------
  (Cost $56,298,614)                      54,678,963
                                        ------------
CORPORATE OBLIGATIONS -- 39.7%
  AEROSPACE -- 1.1%
    Lockheed Martin Corp.
      6.85%, 05/15/01        2,000         1,990,000
                                        ------------
  AIRLINES -- 1.6%
    Continental Airlines,
      Inc.
      6.954%, 02/02/11       2,999         2,896,190
                                        ------------
  AUTOMOTIVE PARTS -- 2.8%
    TRW, Inc. 144A
      6.625%, 06/01/04       5,000         4,862,500
                                        ------------
  CABLE TELEVISION -- 1.7%
    Cox Communications,
      Inc. [VR]
      6.04%, 11/01/99        3,000         2,999,949
                                        ------------
  CONGLOMERATES -- 0.6%
    Philip Morris
      Companies, Inc.
      7.625%, 05/15/02       1,000         1,005,845
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 1.1%
    Sears Roebuck
      Acceptance Corp.
      Cl-2
      6.86%, 08/06/01        2,000         2,002,500
                                        ------------
  ENVIRONMENTAL SERVICES -- 2.5%
    Waste Management,
      Inc. 144A
      6.50%, 05/14/04        5,000         4,321,550
                                        ------------

----------------------------------------------------
                              PAR
                             (000)             VALUE
----------------------------------------------------
  FINANCIAL -- BANK & TRUST -- 3.8%
    Bankers Trust Corp.
      [FRN]
      5.413%, 01/30/02      $1,000      $  1,001,295
    PNC Bank Corp. NA
      [VR]
      5.443%, 08/15/02       2,800         2,797,550
    Popular North
      America, Inc. Cl-D
      6.625%, 01/15/04       3,000         2,918,231
                                        ------------
                                           6,717,076
                                        ------------
  FINANCIAL SERVICES -- 20.5%
    AT&T Capital Corp.
      6.83%, 12/01/00        3,100         3,100,000
    Bear Stearns Co.
      [FRN]
      5.608%, 02/16/01       1,000         1,001,970
    Bear Stearns Co. [VR]
      5.888%, 03/18/05         500           500,621
    Beneficial Corp. Cl-H
      [FRN]
      5.559%, 01/09/02         500           499,386
    Caterpillar Financial
      Services Corp.,
      Inc.
      5.625%, 02/11/02
      [FRN]                    500           499,766
      6.875%, 08/01/04       4,000         3,970,000
    Cincinnati Financial
      Corp.
      6.90%, 05/15/28        4,700         4,241,750
    DTE Capital Corp.
      [VR] 144A
      7.11%, 11/15/03        3,000         2,943,750
    Ford Motor Credit Co.
      5.206%, 09/03/01
      [FRN]                  1,000           997,963
      6.70%, 07/16/04        2,000         1,980,000
    GMAC [FRN]
      5.438%, 04/29/02       2,800         2,789,133
    Goldman Sachs Group
      Cl-A [FRN] 144A
      5.798%, 12/07/01       2,000         1,995,080
    Lehman Brothers
      Holdings, Inc.
      6.025%, 12/01/00         800           799,964
      5.823%, 09/03/02
         [FRN]               1,800         1,800,133
    Merrill Lynch & Co.,
      Inc. [FRN]
      6.626%, 01/11/02       2,000         2,003,190
    Morgan Stanley, Dean
      Witter & Co. [FRN]
      5.699%, 03/11/03       1,000           995,255

ASMT PIMCO TOTAL
RETURN BOND PORTFOLIO

----------------------------------------------------
                               PAR
                             (000)             VALUE
----------------------------------------------------
  New England Educational
    Loan Marketing Assoc. Cl-
    B [FRN] 144A
    5.681%, 06/11/01        $1,000      $    999,413
    Pemex Finance Ltd.
      144A
      9.69%, 08/15/09        5,000         4,968,749
                                        ------------
                                          36,086,123
                                        ------------
  HEALTHCARE SERVICES -- 2.3%
    Columbia HCA
      Healthcare Corp.
      6.63%, 07/15/45        4,275         4,050,563
                                        ------------
  TELECOMMUNICATIONS -- 1.7%
    Cable & Wireless
      Communications PLC
      6.75%, 12/01/08        2,000         2,045,000
    MCI WorldCom, Inc.
      6.125%, 08/15/01       1,000           993,750
                                        ------------
                                           3,038,750
                                        ------------
TOTAL CORPORATE
  OBLIGATIONS
  (Cost $71,139,839)                      69,971,046
                                        ------------
                           PRINCIPAL
                           IN LOCAL
                           CURRENCY
                            (000)
                           ---------
FOREIGN BONDS -- 4.3%
  NEW ZEALAND -- 0.4%
    New Zealand
      Government
      10.00%, 03/15/02         600           327,832
      5.50%, 04/15/03          600           292,823
                                        ------------
                                             620,655
                                        ------------
  PHILIPPINES -- 1.1%
    Philippine Long
      Distance Telephone
      10.50%, 04/15/09       2,000         1,987,500
                                        ------------
  UNITED KINGDOM -- 2.8%
    United Mexican States
      8.75%, 05/30/02        3,000         4,878,529
                                        ------------
TOTAL FOREIGN BONDS
  (Cost $7,222,362)                        7,486,684
                                        ------------
                             PAR
                            (000)
                           ---------
SOVEREIGN ISSUES -- 1.0%
  ARGENTINA -- 0.5%
    Republic of
      Argentina++ [VR]
      14.25%, 11/30/99      $1,000           952,500
                                        ------------

----------------------------------------------------
                              PAR
                             (000)         VALUE
----------------------------------------------------

  PHILIPPINES -- 0.5%
    Republic of
      Philippines [BRB]
      6.50%, 12/01/17       $1,000      $    851,915
                                        ------------
TOTAL SOVEREIGN ISSUES
  (Cost $1,722,986)                        1,804,415
                                        ------------
COMMERCIAL PAPER -- 2.8%
    Ford Motor Credit
      Corp.
      5.29%, 11/17/99        1,300         1,296,944
    Mobil Australia
      Finance
      5.27%, 11/04/99        1,400         1,399,385
    National Rural
      Utilities
      Cooperative Finance
      Corp.
      5.30%, 11/12/99          500           499,190
      5.30%, 12/02/99        1,300         1,294,067
    US West Capital
      Funding Corp.+
      6.14%, 03/24/00          500           487,780
                                        ------------
  (Cost $4,977,306)                        4,977,366
                                        ------------
CERTIFICATES OF DEPOSIT -- 0.6%
    Mexico Credit Link
      10.50%, 02/22/02
  (Cost $1,000,000)          1,000         1,053,190
                                        ------------
                            SHARES
                            ------
SHORT-TERM INVESTMENTS -- 0.6%
    Temporary Investment
      Cash Fund            546,824           546,824
    Temporary Investment
      Fund                 546,824           546,824
                                        ------------
  (Cost $1,093,648)                        1,093,648
                                        ------------
TOTAL INVESTMENTS -- 111.9%
  (Cost $200,144,023)                    197,067,084
                                        ------------
                           NUMBER OF
                           CONTRACTS
                           ---------
WRITTEN OPTIONS -- (0.1)%
  CALL OPTIONS
    30 Year Federal Home
      Loan Mortgage
      Corp., Strike Price
      100-15, Expires
      11/08/99+                  2            (5,320)
    30 Year U.S. Treasury
      Bond Futures,
      Strike Price 120,
      Expires 11/20/99         111            (1,734)
                                        ------------
                                              (7,054)
                                        ------------

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                           NUMBER OF
                           CONTRACTS       VALUE
----------------------------------------------------
PUT OPTIONS
    30 Year Federal Home
      Loan Mortgage
      Corp., Strike Price
      99-14, Expires
      11/08/99+                  1      $       (920)
    30 Year Federal Home
      Loan Mortgage
      Corp., Strike Price
      99-19.75, Expires
      11/08/99+                  1            (2,220)
    30 Year U.S. Treasury
      Bond Futures,
      Strike Price 110,
      Expires 11/20/99          92            (5,750)
    Eurodollar Futures,
      Strike Price 93.5,
      Expires 12/18/00          83           (78,850)
    Eurodollar Futures,
      Strike Price 94,
      Expires 12/13/99          24            (6,300)
                                        ------------
                                             (94,040)
                                        ------------
TOTAL WRITTEN OPTIONS
  (Cost ($204,067))                         (101,094)
                                        ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (11.8%)                (20,866,502)
                                        ------------
NET ASSETS -- 100.0%                    $176,099,488
                                        ============

Foreign currency exchange contracts outstanding at October 31, 1999:

SETTLEMENT                CONTRACTS TO   IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE           RECEIVE          FOR        AT VALUE    APPRECIATION
--------------------------------------------------------------------------------
 11/99       Sell   GBP     3,060,000    $5,109,190    $5,030,661     $78,529
                                         ==========    ==========     =======

--------------------------------------------------------------------------------
#Securities with an aggregate market value of $611,149 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 1999:

                                            NOTIONAL     UNREALIZED
                          EXPIRATION         AMOUNT     APPRECIATION
DESCRIPTION                 MONTH            (000)     (DEPRECIATION)
---------------------------------------------------------------------
U.S. Treasury 30 Year       12/99           $ 5,600       $ 33,640
 Bond
U.S. Treasury 5 Year        12/99               600         (2,375)
Bond
Euro Dollar                 12/99      EUR      750              1
Euro Dollar                 06/00      EUR   23,000        (12,400)
Euro Dollar                 12/00      EUR    8,750           (738)
                                                          --------
                                                          $ 18,128
                                                          ========

++Credit default swap agreements outstanding at October 31, 1999.

                                              NOTIONAL
                            EXPIRATION         AMOUNT     UNREALIZED
DESCRIPTION                   MONTH            (000)     DEPRECIATION
---------------------------------------------------------------------
Credit default on Republic
 of Argentina Bonds
6.15%                         03/01           $   300      $ 7,746
5.70%                         03/01               200        3,777
                                                           -------
                                                           $11,523
                                                           =======

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
+ Illiquid security. At the end of the year these securities amounted to less than 0.1% of net assets.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 14.4% of net assets.

ASMT JPM
MONEY MARKET PORTFOLIO

---------------------------------------------------
                                PAR)
                               (000           VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.6%
    Federal Home Loan Bank
      5.34%, 10/04/00       $ 5,000    $  4,996,825
      5.39%, 02/02/00         4,500       4,437,341
                                       ------------
                                          9,434,166
                                       ------------
    Federal Mortgage Corp.
      5.20%, 11/01/99        24,156      24,156,000
                                       ------------
  (Cost $33,590,166)                     33,590,166
                                       ------------
CERTIFICATES OF DEPOSIT -- 17.3%
    Abbey National
      Treasury
      5.22%, 05/11/00         1,500       1,499,620
    Bank of Nova Scotia
      [FRN]
      5.15%, 01/20/00++       2,000       1,999,459
    Banque National de
      Paris
      5.39%, 12/02/99         4,000       4,000,000
    Bayerische Hypo
      Vereinsbank
      5.15%, 04/25/00         2,000       1,999,443
    Bayerische Landesbank
      NY
      5.11%, 03/21/00         2,500       2,498,615
      5.87%, 08/04/00         1,000         999,782
      6.11%, 10/02/00         3,000       2,995,174
    Canadian Imperial Bank
      5.01%, 02/07/00         1,500       1,499,883
    Comerica Bank Notes
      [FRN]
      4.90%, 11/24/99++       1,500       1,499,780
    Commerzbank NY
      4.99%, 01/25/00         1,500       1,499,916
    Deutsche Bank
      5.00%, 01/06/00         1,500       1,499,922
    Dresdner Bank
      4.95%, 11/09/99         1,500       1,499,987
    PNC Bank Corp. [FRN]
      5.20%, 11/12/99++       3,000       2,998,980
    Royal Bank of Canada
      5.15%, 11/17/99         1,500       1,497,069
    Westdeutsche
      Landesbank
      5.36%, 12/06/99         5,000       5,000,001
                                       ------------
  (Cost $32,987,631)                     32,987,631
                                       ------------
CORPORATE OBLIGATIONS -- 18.0%
  FINANCIAL -- BANK &
    TRUST -- 12.0%
    Cades
      4.90%, 11/23/99         2,000       1,994,011
    Diageo Capital [PLC]
      6.23%, 11/24/99         5,000       4,997,404
    First Union National
      Bank [FRN]
      5.18%, 12/16/99++       3,000       2,999,166
    Fleet Financial Group
      6.23%, 01/13/00         1,500       1,499,027
    Key Bank NA
      5.49%, 01/28/00         3,000       3,001,478

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
    NationsBank Corp. Cl-F
      [FRN]
      5.08%, 11/19/99++     $ 1,000    $  1,000,635
    NationsBank Texas
      Corp.
      6.75%, 08/15/00         1,000       1,005,558
    SouthTrust Bank NA
      [FRN]
      5.36%, 11/24/99++       5,000       4,994,775
    Wells Fargo & Co. Cl-J
      5.31%, 03/31/00         1,500       1,499,728
                                       ------------
                                         22,991,782
                                       ------------
  FINANCIAL SERVICES -- 4.7%
    American Express
      Centurion [FRN]
      5.20%, 01/26/00++       3,000       3,000,000
    CIT Group, Inc.
      5.25%, 11/03/99         3,500       3,497,325
    Citigroup, Inc. [VR]
      5.09%, 11/03/99         1,500       1,502,004
    Xerox Credit Corp.
      Cl-F
      5.32%, 03/31/00         1,000         999,822
                                       ------------
                                          8,999,151
                                       ------------
  TELECOMMUNICATIONS -- 1.3%
    AT&T Corp. [FRN]
      6.13%, 01/13/00++       2,500       2,499,303
                                       ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $34,490,236)                     34,490,236
                                       ------------
COMMERCIAL PAPER -- 48.4%
  CHEMICALS -- 2.3%
    DuPont, (E.I.) de
      Nemours & Co.
      5.26%, 11/29/99         4,500       4,481,590
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 4.2%
    Gillette Co.
      5.29%, 11/01/99         8,000       8,000,000
                                       ------------
  FINANCIAL -- BANK & TRUST --11.2%
    Bank of New York
      5.75%, 02/22/00         3,000       2,945,854
    BankAmerica Corp.
      5.77%, 01/26/00         1,500       1,479,324
    Caisse des Depots Et
      Cons
      5.32%, 11/01/99         5,000       5,000,000
    Dresdner Bank U.S.
      Finance, Inc.
      5.29%, 11/24/99         3,000       2,989,861
    Deutsche Bank
      Financial Corp.
      5.30%, 11/23/99         4,000       3,987,044
    SunTrust Bank
      5.26%, 11/29/99         5,000       4,979,544
                                       ------------
                                         21,381,627
                                       ------------

                                                   AMERICAN SKANDIA MASTER TRUST

---------------------------------------------------
                                PAR)
                               (000           VALUE
---------------------------------------------------
FINANCIAL SERVICES -- 20.8%
    Aegon Funding Corp.
      5.34%, 11/05/99       $ 2,000    $  1,998,813
      5.30%, 11/29/99         2,500       2,489,694
    Associates Corp.
      5.32%, 11/01/99         6,000       6,000,000
    BBI North America
      Funding Corp.
      5.35%, 12/07/99         6,000       5,967,900
    BellSouth Capital
      Funding Corp.
      5.68%, 02/10/00         3,500       3,444,226
    General Electric
      Capital Corp.
      5.92%, 01/25/00         3,000       2,958,067
      5.72%, 02/23/00         2,000       1,963,773
    General Motors
      Acceptance Corp.
      5.72%, 03/17/00         3,000       2,934,697
    UBS Finance, Inc.
      5.31%, 11/01/99         6,000       6,000,000
    Xerox Credit Corp.
      5.30%, 11/19/99         6,000       5,984,100
                                       ------------
                                         39,741,270
                                       ------------
  PHARMACEUTICALS -- 3.1%
    Pfizer, Inc.
      5.29%, 11/10/99         5,000       4,993,388
      5.27%, 12/01/99         1,000         995,608
                                       ------------
                                          5,988,996
                                       ------------
  RETAIL & MERCHANDISING -- 2.1%
    Wal-Mart Stores, Inc.
      5.30%, 12/13/99         4,000       3,975,267
                                       ------------
  TELECOMMUNICATIONS -- 2.6%
    British
      Telecommunications
      6.03%, 01/19/00         5,000       4,933,838
                                       ------------
  UTILITIES -- 2.1%
    The Southern Co.
      5.75%, 02/09/00         4,000       3,936,111
                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $92,438,699)                     92,438,699
                                       ------------
TOTAL INVESTMENTS -- 101.3%
  (Cost $193,506,732)                   193,506,732
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.3%)                       (2,422,942)
                                       ------------
NET ASSETS -- 100.0%                   $191,083,790
                                       ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
++ Maturity date reflects the next interest rate change date.

DEFINITION OF ABBREVIATIONS
-------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT
THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
BRB   --   Brady Bond
CVT   --   Convertible Security
FDR   --   Federal Depositary Receipt
FRB   --   Floating Rate Bond(1)
FRN   --   Floating Rate Note(1)
GDR   --   Global Depositary Receipt
REIT  --   Real Estate Investment Trust
STEP  --   Stepped Coupon Bond(2)
TBA   --   To be Announced Security
VR    --   Variable Rate Bond(1)
COUNTRIES/CURRENCIES:
AUD   --   Australia/Australian Dollar
EUR   --   Europe/Euro Currency
GBP   --   United Kingdom/British Pound
HKD   --   Hong Kong/Hong Kong Dollar

(1) Rates shown for variable and floating rate securities are the coupon rates as of October 31, 1999.

(2) Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

OCTOBER 31, 1999

AMERICAN SKANDIA MASTER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                       ASMT
                                       ASMT             ASMT            ASMT          PIMCO           ASMT
                                   T. ROWE PRICE       JANUS          INVESCO         TOTAL           JPM
                                   INTERNATIONAL      CAPITAL          EQUITY         RETURN         MONEY
                                      EQUITY           GROWTH          INCOME          BOND          MARKET
                                     PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                   -------------   --------------   ------------   ------------   ------------
ASSETS:
Investments in Securities at
Value (A)                           $34,319,231    $1,309,962,756   $212,346,279   $197,067,084   $193,506,732
  Collateral Received for
    Securities Lent                          --       416,270,127     13,867,866             --             --
  Cash                                1,638,767           622,418        482,936             30        145,535
  Foreign Currency (B)                  137,690                --             --             --             --
  Receivable For:
    Securities Sold                     212,014                --             --     11,346,152             --
    Dividends and Interest               83,325           113,748      1,301,758      2,506,931        773,560
    Contributions by Feeder Funds       406,142        16,974,898      1,261,423        964,573      3,451,352
    Futures Variation Margin                 --                --             --        122,805             --
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                               499                --             --         78,529             --
  Deferred Organization Costs            13,590            13,590         13,680         13,680         13,696
                                    -----------    --------------   ------------   ------------   ------------
       Total Assets                  36,811,258     1,743,957,537    229,273,942    212,099,784    197,890,875
                                    -----------    --------------   ------------   ------------   ------------
LIABILITIES:
  Written Options Outstanding, at
    Value                                    --                --             --        101,094             --
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                               527                --             --             --             --
  Unrealized Depreciation on Swap
    Agreements                               --                --             --         11,523             --
  Payable Upon Return of
    Securities Lent                          --       416,270,127     13,867,866             --             --
  Payable to Investment Manager          16,315         1,020,928        126,689         95,725         92,502
  Payable For:
    Securities Purchased                 86,540           677,197      2,860,285     34,983,435      4,979,544
    Withdrawals by Feeder Funds          69,487         1,586,530        309,614        774,416      1,707,236
    Accrued Expenses and Other
       Liabilities                       58,913           120,093         90,955         34,103         27,803
                                    -----------    --------------   ------------   ------------   ------------
       Total Liabilities                231,782       419,674,875     17,255,409     36,000,296      6,807,085
                                    -----------    --------------   ------------   ------------   ------------
NET ASSETS                          $36,579,476    $1,324,282,662   $212,018,533   $176,099,488   $191,083,790
                                    ===========    ==============   ============   ============   ============
(A) Investments at Cost             $30,115,237    $1,054,282,491   $198,820,585   $200,144,023   $193,506,732
                                    ===========    ==============   ============   ============   ============
(B) Foreign Currency at Cost        $   137,340    $           --   $         --   $         --   $         --
                                    ===========    ==============   ============   ============   ============

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

FOR THE YEAR ENDED OCTOBER 31, 1999

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                              ASMT
                                                  ASMT            ASMT          ASMT          PIMCO         ASMT
                                              T. ROWE PRICE      JANUS         INVESCO        TOTAL         JPM
                                              INTERNATIONAL     CAPITAL        EQUITY        RETURN        MONEY
                                                 EQUITY          GROWTH        INCOME         BOND         MARKET
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
                                              -------------   ------------   -----------   -----------   ----------
INVESTMENT INCOME:
Interest                                       $   60,171     $  6,868,012   $ 2,442,083   $ 7,880,424   $5,021,465
    Dividends                                     416,000        1,403,604     1,605,578            --           --
    Foreign Taxes Withheld                        (64,691)         (42,666)      (74,758)       (4,609)         (62)
                                               ----------     ------------   -----------   -----------   ----------
      Total Investment Income                     411,480        8,228,950     3,972,903     7,875,815    5,021,403
                                               ----------     ------------   -----------   -----------   ----------
EXPENSES:
    Advisory Fees                                 232,476        6,824,885       990,476       762,481      495,965
    Shareholder Servicing Fees                      6,000            6,000         6,000         6,000        6,000
    Administration and Accounting Fees             37,501          357,931       132,215       117,980       78,842
    Custodian Fees                                 59,431           79,510        21,313        33,628       18,438
    Distribution Fees                               3,142           66,845        46,415            --           --
    Audit and Legal Fees                            1,704           50,104         9,765         8,519        7,328
    Organization Costs                              4,940            4,940         4,936         4,936        4,931
    Trustees' Fees                                  1,279           37,987         7,336         6,423        5,461
    Miscellaneous Expenses                         20,916           40,155        12,721        10,645        8,080
                                               ----------     ------------   -----------   -----------   ----------
      Total Expenses                              367,389        7,468,357     1,231,177       950,612      625,045
      Less: Fees Paid Indirectly                   (3,142)         (66,845)      (46,415)           --           --
                                               ----------     ------------   -----------   -----------   ----------
      Net Expenses                                364,247        7,401,512     1,184,762       950,612      625,045
                                               ----------     ------------   -----------   -----------   ----------
Net Investment Income (Loss)                       47,233          827,438     2,788,141     6,925,203    4,396,358
                                               ----------     ------------   -----------   -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
    Net Realized Gain (Loss) on:
      Securities                                 (400,387)     (53,578,848)    3,669,326    (1,981,358)       2,986
      Futures Contracts                                --               --            --    (1,282,084)          --
      Written Options Contracts                        --               --            --       113,032           --
      Swap Agreements                                  --               --            --       (36,085)          --
      Foreign Currency Transactions               (26,232)         (16,491)           --      (220,622)          --
                                               ----------     ------------   -----------   -----------   ----------
    Net Realized Gain (Loss)                     (426,619)     (53,595,339)    3,669,326    (3,407,117)       2,986
                                               ----------     ------------   -----------   -----------   ----------
    Net Change in Unrealized Appreciation
      (Depreciation) on:
      Securities                                4,329,808      239,637,098    11,102,698    (3,448,432)          --
      Futures Contracts                                --               --            --        18,128           --
      Written Options Contracts                        --               --            --       102,972           --
      Swap Agreements                                  --               --            --       (11,523)          --
      Translation of Assets and Liabilities
         Denominated in Foreign Currencies         (8,271)              28            --       103,619           --
                                               ----------     ------------   -----------   -----------   ----------
    Net Change in Unrealized Appreciation
      (Depreciation)                            4,321,537      239,637,126    11,102,698    (3,235,236)          --
                                               ----------     ------------   -----------   -----------   ----------
    Net Gain (Loss) on Investments              3,894,918      186,041,787    14,772,024    (6,642,353)       2,986
                                               ----------     ------------   -----------   -----------   ----------
    Net Increase in Net Assets Resulting
      from Operations                          $3,942,151     $186,869,225   $17,560,165   $   282,850   $4,399,344
                                               ==========     ============   ===========   ===========   ==========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 ASMT                                  ASMT
                                                             T. ROWE PRICE                             JANUS
                                                         INTERNATIONAL EQUITY                     CAPITAL GROWTH
                                                               PORTFOLIO                             PORTFOLIO
                                                  -----------------------------------   -----------------------------------
                                                     YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                    OCTOBER 31,        OCTOBER 31,        OCTOBER 31,        OCTOBER 31,
                                                        1999               1998               1999               1998
                                                  ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS:
  Net Investment Income (Loss)                      $    47,233        $   (62,984)      $      827,438      $    100,273
  Net Realized Gain (Loss) on Investments              (426,619)          (150,133)         (53,595,339)       (5,429,678)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                     4,321,537             76,751          239,637,126        16,036,210
                                                    -----------        -----------       --------------      ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                         3,942,151           (136,366)         186,869,225        10,706,805
                                                    -----------        -----------       --------------      ------------
CAPITAL TRANSACTIONS:
  Contributions by Feeder Funds                      31,129,167         17,837,166        1,150,697,636       159,785,442
  Withdrawals by Feeder Funds                       (13,512,625)        (6,177,388)        (167,522,691)      (24,236,532)
                                                    -----------        -----------       --------------      ------------
Net Increase in Net Assets from Capital
  Transactions                                       17,616,542         11,659,778          983,174,945       135,548,910
                                                    -----------        -----------       --------------      ------------
       Total Increase in Net Assets                  21,558,693         11,523,412        1,170,044,170       146,255,715
NET ASSETS:
  Beginning of Period                                15,020,783          3,497,371          154,238,492         7,982,777
                                                    -----------        -----------       --------------      ------------
  End of Period                                     $36,579,476        $15,020,783       $1,324,282,662      $154,238,492
                                                    ===========        ===========       ==============      ============

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

--------------------------------------------------------------------------------

                                          ASMT                                  ASMT                         ASMT
                                         INVESCO                                PIMCO                        JPM
                                      EQUITY INCOME                       TOTAL RETURN BOND              MONEY MARKET
                                        PORTFOLIO                             PORTFOLIO                   PORTFOLIO
                           -----------------------------------   -----------------------------------   ----------------
                              YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                             OCTOBER 31,        OCTOBER 31,        OCTOBER 31,        OCTOBER 31,        OCTOBER 31,
                                 1999               1998               1999               1998               1999
                           ----------------   ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS:
Net Investment Income
(Loss)                       $  2,788,141      $    686,732       $  6,925,203       $  1,179,198      $   4,396,358
  Net Realized Gain
    (Loss) on Investments       3,669,326          (510,100)        (3,407,117)           668,243              2,986
  Net Change in
    Unrealized
    Appreciation
    (Depreciation) on
    Investments                11,102,698         2,366,592         (3,235,236)           311,039                 --
                             ------------       ------------       ------------       ------------      -------------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations              17,560,165         2,543,224            282,850          2,158,480          4,399,344
                             ------------       ------------       ------------       ------------      -------------
CAPITAL TRANSACTIONS:
  Contributions by Feeder
    Funds                     169,163,603        69,154,397        163,559,170         67,718,213        398,826,561
  Withdrawals by Feeder
    Funds                     (38,155,462)      (14,750,075)       (47,117,698)       (15,526,070)      (261,147,912)
                             ------------       ------------       ------------       ------------      -------------
Net Increase in Net
  Assets from Capital
  Transactions                131,008,141        54,404,322        116,441,472         52,192,143        137,678,649
                             ------------       ------------       ------------       ------------      -------------
      Total Increase in
         Net Assets           148,568,306        56,947,546        116,724,322         54,350,623        142,077,993
NET ASSETS:
  Beginning of Period          63,450,227         6,502,681         59,375,166          5,024,543         49,005,797
                             ------------       ------------       ------------       ------------      -------------
  End of Period              $212,018,533      $ 63,450,227       $176,099,488       $ 59,375,166      $ 191,083,790
                             ============       ============       ============       ============      =============

                                 ASMT
                                 JPM
                             MONEY MARKET
                              PORTFOLIO
                           ----------------
                              YEAR ENDED
                             OCTOBER 31,
                                 1998
                           ----------------
FROM OPERATIONS:
Net Investment Income
(Loss)                       $    785,810
  Net Realized Gain
    (Loss) on Investments            (733)
  Net Change in
    Unrealized
    Appreciation
    (Depreciation) on
    Investments                        --
                             ------------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations                 785,077
                             ------------
CAPITAL TRANSACTIONS:
  Contributions by Feeder
    Funds                     103,736,368
  Withdrawals by Feeder
    Funds                     (57,510,543)
                             ------------
Net Increase in Net
  Assets from Capital
  Transactions                 46,225,825
                             ------------
      Total Increase in
         Net Assets            47,010,902
NET ASSETS:
  Beginning of Period           1,994,895
                             ------------
  End of Period              $ 49,005,797
                             ============

See Notes to Financial Statements.

AMERICAN SKANDIA MASTER TRUST
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                                               Ratio of Expenses to
                                                                               Average Net Assets(4)
                                                                            ---------------------------
                                     Year       Net Assets at   Portfolio      Net      Expenses Before   Ratio of Net Investment
                                     Ended      End of Period   Turnover    Operating      Fees Paid         Income (Loss) to
                                  October 31,     (in 000s)       Rate      Expenses      Indirectly*      Average Net Assets(4)
                                  -----------   -------------   ---------   ---------   ---------------   -----------------------
ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO:      1999        $   36,579         31%       1.57%          1.58%                  0.20%
--------------------------------
--------------------------------
                                     1998            15,021         20%       2.60%          2.60%                 (0.67%)
                                     1997(1)          3,497          1%       6.26%          6.26%                 (3.78%)
ASMT JANUS
CAPITAL GROWTH PORTFOLIO:            1999        $1,324,283         47%       1.08%          1.09%                  0.12%
--------------------------------
--------------------------------
                                     1998           154,238         77%       1.27%          1.27%                  0.17%
                                     1997(1)          7,983         83%       2.79%          2.79%                  0.69%
ASMT INVESCO
EQUITY INCOME PORTFOLIO:             1999        $  212,019         66%       0.90%          0.93%                  2.11%
--------------------------------
--------------------------------
                                     1998            63,450         70%       1.13%          1.13%                  2.11%
                                     1997(2)          6,503         46%       2.66%          2.66%                  2.39%
ASMT PIMCO
TOTAL RETURN BOND PORTFOLIO:         1999        $  176,099        145%       0.81%          0.81%                  5.90%
--------------------------------
--------------------------------
                                     1998            59,375        418%       1.07%          1.07%                  5.05%
                                     1997(2)          5,025         93%       2.22%          2.22%                  3.51%
ASMT JPM
MONEY MARKET PORTFOLIO:              1999        $  191,084        N/A        0.63%          0.63%                  4.43%
--------------------------------
--------------------------------
                                     1998            49,006        N/A        0.72%          0.72%                  4.69%
                                     1997(3)          1,995        N/A        3.91%          3.91%                  1.00%

(1) Commenced operations on June 10, 1997.
(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.
(4) Annualized for periods less than one year.
 * Includes commissions received by American Skandia Marketing, Incorporated under the Trust's Distribution Plan as described in Note 3 to the Financial Statements.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

OCTOBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Master Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on March 6, 1997 as a business trust under the laws of the State of Delaware. The Trust operates as a series company and, at October 31, 1999, consisted of five diversified portfolios: ASMT T. Rowe Price International Equity Portfolio ("International Equity"), ASMT Janus Capital Growth Portfolio ("Capital Growth"), ASMT INVESCO Equity Income Portfolio ("Equity Income"), ASMT PIMCO Total Return Bond Portfolio ("Total Return Bond"), and ASMT JPM Money Market Portfolio ("Money Market") (each a "Portfolio" and collectively the "Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principles, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Portfolio securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of discount or premium. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. As of October 31, 1999, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION -- Portfolio securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

FUTURES CONTRACTS AND OPTIONS -- A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Portfolio each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate,

                                                   AMERICAN SKANDIA MASTER TRUST

foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in value are recorded as unrealized gains and losses during the term of the contract.

     Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa.

     Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market, including potential governmental regulation, could affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

SECURITIES LOANS -- Each Portfolio may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

     Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

     Lending securities involves certain risks, including the risk that the Portfolio may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

     At October 31, 1999, securities lending activities are summarized as follows:

                                       MARKET VALUE
                                       OF SECURITIES    MARKET VALUE     INCOME FROM
PORTFOLIO                                 ON LOAN       OF COLLATERAL     LENDING*
-------------------------------------  -------------    -------------    -----------
Janus Capital Growth                   $431,307,303     $416,270,127       $18,935
Equity Income                            13,673,728       13,867,866           489

* Income earned, for the period, is included in interest income on the Statement of Operations.

DEFERRED ORGANIZATION COSTS -- The Trust bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ADVISORY FEES -- The Portfolios have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Portfolios: Rowe Price-Fleming International, Inc., a United Kingdom Corporation, for International Equity; Janus Capital Corporation for Capital Growth; INVESCO Funds Group, Inc. for Equity Income; Pacific Investment Management Co. for Total Return Bond; and J.P. Morgan Investment Management Inc. for Money Market.

     The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.00%, 1.00%, .75%, .65%, and .50% of the average daily net assets of the International Equity, Capital Growth, Equity Income, Total Return Bond, and Money Market Portfolios, respectively.

SUB-ADVISORY FEES -- The Investment Manager pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .75%, .45%, .35%,
 .25%, and .15% of the average daily net assets of the International Equity, Capital Growth, Equity Income, Total Return Bond, and Money Market Portfolios, respectively. The Sub-advisors for International Equity and Money Market are currently voluntarily waiving a portion their fee payable by the Investment Manager. The annual rates of the fees payable to the Sub-advisors for International Equity and Money Market are reduced for Portfolio net assets in excess of specified levels.

MANAGEMENT OF THE TRUST -- Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees.

DISTRIBUTOR -- The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. The Plan permits American Skandia Marketing, Incorporated ("ASMI") to receive brokerage commissions in connection with purchases and sales of securities by the Portfolios, and to use these commissions to promote the sale of shares of the American Skandia Advisor Funds, Inc. Under the Plan, securities transactions for a Portfolio may be directed to certain brokers for execution ("clearing brokers") who have agreed to pay part of the brokerage commissions received on these transactions to ASMI for "introducing" transactions to the clearing broker. In turn, ASMI uses the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers.

     Commissions received by ASMI under the Plan are reflected in the cost of securities purchased and the proceeds from the sale of securities. These commissions are shown in the Statements of Operations as "Distribution Fees" and a corresponding reduction "Fees Paid Indirectly". Net expenses of the Portfolios are unaffected by these commissions. From July 27, 1999 to October 31, 1999, commissions received by ASMI totaled $116,402.

4. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Portfolios are treated as partnerships for federal income tax purposes. Accordingly, each investor in the Portfolios will be allocated its share of net investment income and realized and

                                                   AMERICAN SKANDIA MASTER TRUST

unrealized gains and losses from investment transactions. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

5. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the year ended October 31, 1999, were as follows:

                                             PURCHASES          SALES
                                           --------------    ------------
International Equity                       $   23,830,177    $  6,815,350
Equity Income                                 200,599,118      78,880,492
Capital Growth                              1,020,183,736     263,359,740
Total Return Bond                             216,015,652      97,378,650

     Purchases and sales of U.S. government securities, during the year ended October 31, 1999, were as follows:

                                             PURCHASES          SALES
                                           --------------    ------------
Equity Income                              $    7,565,293    $  2,365,275
Total Return Bond                             105,075,970      83,659,919

     At October 31, 1999, the cost and unrealized appreciation or depreciation in value of the investments owned by the Portfolios, for federal income tax purposes, were as follows:

                                                                                     NET
                                                   GROSS           GROSS          UNREALIZED
                                AGGREGATE        UNREALIZED      UNREALIZED      APPRECIATION
                                   COST         APPRECIATION    DEPRECIATION    (DEPRECIATION)
                              --------------    ------------    ------------    --------------
International Equity          $   30,372,088    $ 4,979,038      $1,031,895      $  3,947,143
Capital Growth                 1,054,282,491    263,628,593       7,948,328       255,680,265
Equity Income                    198,824,289     20,700,727       7,178,737        13,521,990
Total Return Bond                201,316,014        781,048       5,131,072        (4,350,024)
Money Market                     193,506,732             --              --                --

6. WRITTEN OPTIONS TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Written options transactions, during the year ended October 31, 1999, were as follows:

                                             TOTAL RETURN BOND
                                       ------------------------------
                                           NUMBER OF
                                           CONTRACTS         PREMIUM
                                       -----------------    ---------
Balance at beginning of period                 --           $      --
Written                                       820             359,073
Expired                                      (436)           (113,032)
Exercised                                     (70)            (41,974)
Closed                                         --                  --
                                             ----           ---------
Balance at end of period                      314           $ 204,067
                                             ====           =========

     At October 31, 1999, Total Return Bond had sufficient cash and/or securities at least equal to the value of written options.

                                                   AMERICAN SKANDIA MASTER TRUST

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Investors and Board of Trustees
of American Skandia Master Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the supplemental data present fairly, in all material respects, the financial position of the ASMT T. Rowe Price International Equity Portfolio, ASMT Janus Capital Growth Portfolio, ASMT INVESCO Equity Income Portfolio, ASMT PIMCO Total Return Bond Portfolio and ASMT JPM Money Market Portfolio of American Skandia Master Trust (the "Trust") at October 31, 1999, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the supplemental data for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and supplemental data (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 15, 1999

Board of Directors

Gordon C. Boronow
Jan R. Carendi
David E. A. Carson
Julian A. Lerner
Thomas M. Mazzaferro
Thomas M. O'Brien
F. Don Schwartz

[STAR GRAPHICS]

Investment Manager
American Skandia Investment Services, Incorporated
Shelton, CT 06484

Distributor
American Skandia Marketing, Incorporated
Shelton, CT 06484

Transfer Agent
Boston Financial Data Services, Inc.
Quincy, MA 02171

Administrator
PFPC Inc.
Wilmington, DE 19809

Independent Accountants
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Custodian
For domestic securities of Funds and Portfolios investing primarily in domestic securities:
PFPC Trust Company
Philadelphia, PA 19113

Co-custodian for foreign securities of Funds and Portfolios investing primarily in domestic securities and custodian for Funds and Portfolios investing primarily in foreign securities:
The Chase Manhattan Bank
New York, NY 11201

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, PA 19103

[AMERICAN SKANDIA ADVISOR FUNDS LOGO]





Shares of the American Skandia Advisor Funds are:

- not deposits or obligations of, or guaranteed or endorsed by, any bank institution;

- not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency;

- subject to investment risk, including the possible loss of the principal amount invested.



The report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.


For more information, including a prospectus, contact American Skandia Marketing, Incorporated.

One Corporate Drive
P.O. Box 883
Shelton, CT 06484
Telephone: 800-752-6342 (800-SKANDIA)
Website: www.americanskandia.com

                                                       LIT CODE: (ASAFANNU 1099)
                                                                            2336